Institutional Class

Robeco Investment Funds

of the RBB Fund, Inc.

Prospectus December 31, 2007

(As revised May 6, 2008)

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Robeco Boston Partners Large Cap Value Fund

Robeco Boston Partners Mid Cap Value Fund

Robeco Boston Partners Small Cap Value Fund II

Robeco Boston Partners All-Cap Value Fund

Robeco Boston Partners Long/Short Equity Fund

Robeco WPG 130/30 Large Cap Core Fund (formerly Robeco WPG Large Cap Growth Fund)

Robeco WPG Small Cap Value Fund

SAM Sustainable Climate Fund

SAM Sustainable Water Fund

The securities described in this prospectus have been registered with the Securities and Exchange Commission (“SEC”). The SEC, however, has not judged these securities for their investment merit and has not determined the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a criminal offense.

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A look at the investment objectives, strategies, risks, expenses and financial history of each of the Robeco Investment Funds.

Details about the Robeco Investment Funds’ service providers.

Policies and instructions for opening, maintaining and closing an account in any of the Robeco Investment Funds.

INTRODUCTION 3

DESCRIPTIONS OF THE ROBECO INVESTMENT FUNDS

Robeco Boston Partners Large Cap Value Fund 4

Robeco Boston Partners Mid Cap Value Fund 9

Robeco Boston Partners Small Cap Value Fund II 14

Robeco Boston Partners All-Cap Value Fund 20

Robeco Boston Partners Long/Short Equity Fund 26

Robeco WPG 130/30 Large Cap Core Fund (formerly, “Robeco WPG Large Cap Growth Fund”) 32

Robeco WPG Small Cap Value Fund 38

SAM Sustainable Climate Fund 43

SAM Sustainable Water Fund 47

Additional Information About the Funds’ Investments and Risks 51

Disclosure of Portfolio Holdings 54

MANAGEMENT OF THE FUNDS

Investment Advisers 55

Portfolio Managers 55

Other Service Providers 61

SHAREHOLDER INFORMATION

Pricing of Fund Shares 62

Market Timing 62

Shareholder Services Fees 63

Purchase of Fund Shares 63

Redemption of Fund Shares 66

Exchange Privilege 68

Dividends and Distributions 69

Taxes 69

Multi-Class Structure 70

FOR MORE INFORMATION Back Cover

INTRODUCTION

This Prospectus is intended to provide you with the information you need to make an informed decision about whether to invest in the Institutional Class of the Robeco Investment Funds of The RBB Fund, Inc. (the “Company”).

The nine mutual funds of the Company offered by this Prospectus represent interests in the Robeco Boston Partners Large Cap Value Fund, Robeco Boston Partners Mid Cap Value Fund, Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners All-Cap Value Fund, Robeco Boston Partners Long/Short Equity Fund (collectively, the “Boston Partners Funds”), Robeco WPG 130/30 Large Cap Core Fund, (formerly, “Robeco WPG Large Cap Growth Fund”), Robeco WPG Small Cap Value Fund (collectively, the “WPG Funds”), SAM Sustainable Climate Fund and SAM Sustainable Water Fund (collectively, the “SAM Funds”) (the Boston Partners Funds, WPG Funds and SAM Funds are collectively referred to as the “Funds”). Robeco Investment Management, Inc. (“Robeco”) provides investment advisory services to the Boston Partners Funds and WPG Funds. Sustainable Asset Management USA, Inc. (“SAM”) provides investment advisory services to the SAM Funds.

This Prospectus has been organized so that each Fund has its own short section with important facts about the investment objectives, strategies, risks, expenses and financial history of the particular Fund. Once you read the sections about the Funds, read the “Purchase of Fund Shares” and “Redemption of Fund Shares” sections. These two sections apply to all the Funds offered by this Prospectus.

Currently, the Robeco Boston Partners Long/Short Equity Fund is closed to all purchases except purchases made by existing shareholders, employees of Robeco Investment Management, Inc. and existing and future clients of financial advisers and planners whose clients already hold shares of the Robeco Boston Partners Long/Short Equity Fund. Please read “Other Purchase Information” beginning on page 71 for more information.

ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND

IMPORTANT DEFINITIONS

Equity Security: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

Market Capitalization: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Value Characteristics: Stocks are generally divided into the categories of “growth” or “value.” Value stocks appear to Robeco to be undervalued by the market as measured by certain financial formulas. Growth stocks appear to Robeco to have earnings growth potential that is greater than the market, and whose growth in revenue is expected to continue for an extended period of time.

Earnings Growth: The increased rate of growth in a company’s earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth generally causes share prices to increase.

Investment Objective

The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

Principal Investment Strategies

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by Robeco as having value characteristics. The Fund will notify shareholders 60 days in advance of any change to this policy.

Robeco examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return on equity and earnings growth and cash flow. Robeco selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund may also invest up to 20% of its total assets in non U.S. dollar-denominated securities.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

While Robeco intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. Robeco will determine when market conditions warrant temporary defensive measures.

Principal Risks

•

At least 80% of the Fund’s net assets will be invested under normal market conditions in a diversified portfolio of equity securities, and the net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions.

•	Investors may lose money.

•	Although the Fund will invest in stocks Robeco believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

•

The Fund may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund’s assets are invested in cash or these instruments, the Fund may not achieve its investment objective.

•

International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

•

If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 125%; however, it may be higher if Robeco believes it will improve the Fund’s performance.

•

IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, Robeco cannot guarantee continued access to IPOs.

•

Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

Risk/Return Information

The chart below illustrates the long-term performance of the Robeco Boston Partners Large Cap Value Fund’s Institutional Class. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:             14.97% (quarter ended 6/30/2003)

Worst Quarter:       (18.08)% (quarter ended 9/30/2002)

Year-to-date total return for the nine months ended September 30, 2007: 8.46%.

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year, past five calendar years and since inception to the average annual total returns of broad-based securities market indices for the same periods. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the one year, five year and since inception periods compare with those of broad measures of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future.

	Average Annual Total Returns for the Periods Ended December 31, 2006
	1 Year	5 Years	Since Inception (1)
Robeco Boston Partners Large Cap Value Fund
Return Before Taxes	19.62%	9.24%	10.10%
Return After Taxes on Distributions	17.15%	8.06%	8.35%
Return After Taxes on Distributions and Sale of Fund Shares	13.94%	7.61%	7.94%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)(2)	15.80%	6.19%	6.21%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)(3)	22.25%	10.86%	11.00%

(1)	Commenced operations on January 2, 1997.

(2)

The S&P 500® Index is an unmanaged index composed of 500 common stocks, classified in eleven industry sectors, which represent approximately 75% of the U.S. equities market. The S&P 500® Index assigns relative values to the stocks included in the index, weighted according to each stock’s total market value relative to the total market value of the other stocks included in the index. As of September 30, 2007, the market capitalization range of the companies in the S&P 500® Index is $1.33 billion to $513.3 billion. Please note that this range is as of a particular point in time and is subject to change.

(3)

The Russell 1000® Value Index is not the primary benchmark of the Fund. Results of the index’s performance are presented for general comparative purposes. The Russell 1000® Value Index is an unmanaged index composed of the 1,000 largest securities in the Russell 3000® Index as ranked by total market capitalization. This index is segmented into growth and value categories. As of November 30, 2007, the market capitalization range of the companies in the Russell 1000® Value Index is $703 million to $502.2 billion. Please note that this range is as of a particular point in time and is subject to change. The Russell 1000® Value Index contains stocks from the Russell 3000® with less than average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values. The Russell 1000® Value Index is a registered trademark of the Frank Russell Corporation.

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund. The table is based on expenses for the Institutional Class of the Fund for the fiscal year ended August 31, 2007.

Institutional Class
Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)

Management fees	0.60%
Distribution (12b-1) fees	None
Other expenses (1)	0.47%

Total annual Fund operating expenses	1.07%
Fee waivers (2)	(0.32)%

Net expenses	0.75%

*	Shareholders requesting redemptions by wire are charged a transaction fee of $7.50. A $15.00 custodial maintenance fee is charged per IRA account per year.

(1)	“Other expenses” include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Institutional Class.

(2)	Robeco has contractually agreed to waive management fees and reimburse expenses through December 31, 2011, to the extent that Total annual Fund operating expenses (other than brokerage commissions, extraordinary items, interest or taxes) exceed 0.75% of the Fund’s average daily net assets. Robeco may not recoup any of its waived investment advisory fee.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years**	10 Years**
Institutional Class	$77	$240	$456	$1,188

**	The waiver and reimbursement arrangement agreed to by Robeco, if not extended, will terminate on December 31, 2011. Thus, the 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first three years.

FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. The information for the fiscal year ended August 31, 2007 has been derived from the Fund’s financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2007 and is available at no cost upon request (see back cover for ordering instructions). The information for periods prior to the fiscal year ended August 31, 2007 was audited by PricewaterhouseCoopers LLP, the Fund’s former independent registered public accounting firm, whose report on the financial statements, included in the Fund’s annual report to shareholders for the fiscal year ended August 31, 2006, is incorporated by reference into the Statement of Additional Information.

	Large Cap Value Fund
	For the Year Ended August 31, 2007	For the Year Ended August 31, 2006	For the Year Ended August 31, 2005	For the Year Ended August 31, 2004	For the Year Ended August 31, 2003
	Institutional Class
Per Share Operating Performance
Net asset value, beginning of period	$14.53	$15.00	$12.67	$10.84	$10.33

Net investment income/(loss)	0.20 *	0.16 *	0.11 *	0.09 *	0.09 *
Net realized and unrealized gain/(loss) on investments	2.02	1.55	2.33	1.84	0.57
Dividends to shareholders from:
Net investment income	(0.17)	(0.16)	(0.11)	(0.10)	(0.06)
Net realized capital gains	(1.24)	(2.02)	—	—	(0.09)

Total dividends and distributions to shareholders .	(1.41)	(2.18)	(0.11)	(0.10)	(0.15)

Net asset value, end of period	$15.34	$14.53	$15.00	$12.67	$10.84

Total investment return (1)	15.70%	12.43%	19.30%	17.87%	6.54%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$43,148	$35,994	$27,172	$42,066	$43,722
Ratio of expenses to average net assets	0.75%	0.86%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets without waivers and expense reimbursements	1.07%	1.22%	1.35%	1.22%	1.41%
Ratio of net investment income to average net assets	1.20%	1.11%	0.83%	0.73%	0.94%
Portfolio turnover rate	61.70%	58.04%	76.91%	47.21%	81.13%

*	Calculated based on average shares outstanding for the period.

(1)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and will include reinvestments of dividends and distributions, if any.

ROBECO BOSTON PARTNERS MID CAP VALUE FUND

IMPORTANT DEFINITIONS

Equity Security: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

Market Capitalization: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Value Characteristics: Stocks are generally divided into the categories of “growth” or “value.” Value stocks appear to Robeco to be undervalued by the market as measured by certain financial formulas. Growth stocks appear to Robeco to have earnings growth potential that is greater than the market, and whose growth in revenue is expected to continue for an extended period of time.

Earnings Growth: The increased rate of growth in a company’s earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth generally causes share prices to increase.

Investment Objective

The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

Principal Investment Strategies

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations and identified by Robeco as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the Fund makes the investment, similar to the market capitalization of companies in the Russell Midcap® Value Index, which is comprised of those companies in the Russell Midcap® Index with lower price to book ratios and lower forecasted growth values and with a market capitalization range, as of November 30, 2007, of between $703 million and $30.8 billion. Please note that this range is as of a particular point in time and is subject to change. The Fund will notify shareholders 60 days in advance of any change in the 80% policy stated above.

Robeco examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals such as return on equity, and earnings growth and cash flow. Robeco selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund may also invest up to 20% of its total assets in non U.S. dollar-denominated securities.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

While Robeco intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. Robeco will determine when market conditions warrant temporary defensive measures.

Principal Risks

•

At least 80% of the Fund’s net assets will be invested under normal market conditions in a diversified portfolio of equity securities, and the net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions.

•	Investors may lose money.

•	Although the Fund will invest in stocks Robeco believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

•

International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

•

The Fund may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund’s assets are invested in cash or these instruments, the Fund may not achieve its investment objective.

•

If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 150%; however, it may be higher if Robeco believes it will improve the Fund’s performance.

•

IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, Robeco cannot guarantee continued access to IPOs.

•

Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

•

Securities of companies with mid-size capitalizations tend to be riskier than securities of companies with large capitalizations. This is because mid cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of mid cap companies tend to be less certain than large cap companies, and the dividends paid mid cap stocks are frequently negligible. Moreover, mid cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of mid cap companies tend to be more volatile than those of large cap companies.

Risk/Return Information

The chart below illustrates the long-term performance of the Robeco Boston Partners Mid Cap Value Fund’s Institutional Class. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:             18.73% (quarter ended 06/30/2003)

Worst Quarter:       (20.90)% (quarter ended 9/30/1998)

Year-to-date total return for the nine months ended September 30, 2007: 9.82%.

Average Annual Total Returns

The table below compares the average annual total returns of the Fund’s Institutional Class both before and after taxes for the past calendar year, past five years and since inception to the average annual total returns of broad-based securities market indicies for the same periods. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the one year, five year and since inception periods compare with those of broad measures of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future.

	Average Annual Total Returns for the Periods Ended December 31, 2006
	1 Year	5 Years	Since Inception (1)
Robeco Boston Partners Mid Cap Value Fund
Returns Before Taxes	16.94%	12.73%	9.86%
Returns After Taxes on Distributions	10.87%	10.16%	7.70%
Returns After Taxes on Distributions and Sale of Fund Shares	16.26%	10.34%	7.70%
Russell 2500TM Index (reflects no deduction for fees, expenses or taxes)(2)(4)	16.17%	12.19%	11.00%
Russell 2500TM Value Index (reflects no deduction for fees, expenses or taxes)(3)(4)	20.18%	15.51%	13.21%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)(4)	20.22%	15.88%	13.11%

(1)	Commenced operations on June 2, 1997.

(2)

The Russell 2500TM Index is an unmanaged index of common stocks, that is constructed to provide a comprehensive barometer for the small to mid-cap segment of the market. It includes reinvestment of dividends and is a registered trademark of the Frank Russell Corporation. It includes the smallest 2500 securities in the Russell 3000. As of November 30, 2007, the market capitalization range of the companies in the Russell 2500TM Index is $19 million to $18.2 billion. Please note that this range is as of a particular point in time and is subject to change.

(3)

The Russell 2500TM Value Index contains stocks from the Russell 2500TM Index with less than average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values. As of November 30, 2007, the market capitalization range of the companies in the Russell 2500TM Value Index is $19 million to $7.7 billion. Please note that this range is as of a particular point in time and is subject to change. The Russell 2500TM Value Index is a registered trademark of the Frank Russell Corporation.

(4)

The Russell Midcap® Value Index contains stocks from the Russell Midcap® Index with lower price-to-book ratios and lower forecasted growth values. As of November 30, 2007, the market capitalization range of the companies in the Russell Midcap® Value Index is $703 million to $30.8 billion. Please note this range is as of a particular point in time and is subject to change. The Fund has changed the benchmark indices from the Russell 2500TM Index and Russell 2500TM Value Index to the Russell Midcap® Value Index because the Russell Midcap® Value Index more appropriately reflects the types of securities held in the Fund’s portfolio and provides better comparative performance information.

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund. The table is based on expenses for the Institutional Class of the Fund for the fiscal year ended August 31, 2007.

Institutional Class
Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)

Management fees	0.80%
Distribution (12b-1) fees	None
Other expenses (1)	0.68%

Total annual Fund operating expenses	1.48%
Fee waivers (2)	(0.48)%

Net expenses	1.00%

*	Shareholders requesting redemptions by wire are charged a transaction fee of $7.50. A $15.00 custodial maintenance fee is charged per IRA account per year.

(1)	“Other expenses” include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Institutional Class.

(2)	Robeco has contractually agreed to waive management fees and reimburse expenses through December 31, 2011, to the extent that Total annual Fund operating expenses (other than brokerage commissions, extraordinary items, interest or taxes) exceed 1.00% of the Fund’s average daily net assets. Robeco may not recoup any of its waived investment advisory fee.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years**	10 Years**
Institutional Class	$102	$318	$610	$1,605

**	The waiver and reimbursement arrangement agreed to by Robeco, if not extended, will terminate on December 31, 2011. Thus, the 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first three years.

FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. The information for the fiscal year ended August 31, 2007 has been derived from the Fund’s financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2007 and is available at no cost upon request (see back cover for ordering instructions). The information for periods prior to the fiscal year ended August 31, 2007 was audited by PricewaterhouseCoopers LLP, the Fund’s former independent registered public accounting firm, whose report on the financial statements, included in the Fund’s annual report to shareholders for the fiscal year ended August 31, 2006, is incorporated by reference into the Statement of Additional Information.

	Mid Cap Value Fund
	For the Year Ended August 31, 2007	For the Year Ended August 31, 2006	For the Year Ended August 31, 2005	For the Year Ended August 31, 2004	For the Year Ended August 31, 2003
	Institutional Class
Per Share Operating Performance
Net asset value, beginning of period	$13.05	$14.02	$13.16	$11.57	$9.69

Net investment income/(loss)	0.05 *	0.04 *	— (2)	0.01 *	0.05 *
Net realized and unrealized gain/(loss) on investments	2.44	0.86	3.22	1.65	1.83
Dividends to shareholders from:
Net investment income	(0.03)	(0.02)	(0.01)	(0.07)	— (2)
Net realized capital gains	(4.06)	(1.85)	(2.35)	—	—

Total dividends and distributions to shareholders	(4.09)	(1.87)	(2.36)	(0.07)	— (2)

Net asset value, end of period	$11.45	$13.05	$14.02	$13.16	$11.57

Total investment return (1)	21.32%	6.82%	25.97%	14.39%	19.41%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$35,722	$27,538	$54,187	$42,240	$57,052
Ratio of expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets without waivers and expense reimbursements	1.48%	1.38%	1.31%	1.26%	1.40%
Ratio of net investment income to average net assets	0.38%	0.28%	0.03%	0.07%	0.55%
Portfolio turnover rate	88.80%	97.30%	74.08%	67.40%	77.87%

*	Calculated based on average shares outstanding for the period.

(1)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and will include reinvestments of dividends and distributions, if any.

(2)	Amount is less than $0.01 per share.

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II

IMPORTANT DEFINITIONS

Equity Security: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

Market Capitalization: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Value Characteristics: Stocks are generally divided into the categories of “growth” or “value.” Value stocks appear to Robeco to be undervalued by the market as measured by certain financial formulas. Growth stocks appear to Robeco to have earnings growth potential that is greater than the market, and whose growth in revenue is expected to continue for an extended period of time.

Earnings Growth: The increased rate of growth in a company’s earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth generally causes share prices to increase.

Investment Objective

The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

Principal Investment Strategies

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with small market capitalizations and identified by Robeco as having value characteristics. A small market capitalization issuer generally is considered to be one whose market capitalization is, at the time the Fund makes the investment, similar to the market capitalization of companies in the Russell 2000® Index. This is comprised of the 2000 smallest companies in the Russell 3000® Index and with a market capitalization range between $19 million and $7.6 billion as of November 30, 2007. Please note that this range is as of a particular point in time and is subject to change. The Fund will notify shareholders 60 days in advance of any change in the 80% policy stated above.

The Fund generally invests in the equity securities of small companies. Robeco will seek to invest in companies it considers to be well managed and to have attractive fundamental financial characteristics. Robeco believes greater potential for price appreciation exists among small companies since they tend to be less widely followed by other securities analysts and thus may be more likely to be undervalued by the market. The Fund may invest from time to time a portion of its assets, not to exceed 20% (under normal conditions) at the time of purchase, in companies with larger market capitalizations.

Robeco examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals such as return on equity, earnings growth and cash flow. Robeco selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund may also invest up to 25% of its total assets in non U.S. dollar-denominated securities.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

While Robeco intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. Robeco will determine when market conditions warrant temporary defensive measures.

Principal Risks

•

At least 80% of the Fund’s total assets will be invested under normal market conditions in a diversified portfolio of equity securities, and the net asset value (“NAV”) of the Fund will fluctuate with changes in the market value of its portfolio positions.

•	Investors may lose money.

•	Although the Fund will invest in stocks Robeco believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

•

The Fund may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund’s assets are invested in cash or these instruments, the Fund may not achieve its investment objective.

•

International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

•

The Fund will invest in smaller issuers which are more volatile and less liquid than investments in issuers with a market capitalization greater than $1.5 billion. Small market capitalization issuers are not as diversified in their business activities as issuers with market capitalizations greater than $1.5 billion and are more susceptible to changes in the business cycle.

•

The small capitalization equity securities in which the Fund invests will often be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in Robeco’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

•

If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 175%; however, it may be higher if Robeco believes it will improve the Fund’s performance.

•

Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

•

IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, Robeco cannot guarantee continued access to IPOs.

Risk/Return Information

The chart below illustrates the long-term performance of the Robeco Boston Partners Small Cap Value Fund II’s Institutional Class. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:             29.30% (quarter ended 6/30/2003)

Worst Quarter:       (21.11)% (quarter ended 9/30/2002)

Year-to-date total return for the nine months ended September 30, 2007: (1.97)%.

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year, past five calendar years and since inception to the average annual total returns of a broad-based securities market index for the same periods. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the one year, five year and since inception periods compare with those of a broad measure of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future.

	Average Annual Total Returns for the Periods Ended December 31, 2006
	1 Year	5 Years	Since Inception (1)
Robeco Boston Partners Small Cap Value Fund II
Returns Before Taxes	15.94%	13.53%	15.88%
Returns After Taxes on Distributions	13.02%	11.84%	14.67%
Returns After Taxes on Distributions and Sale of Fund Shares	13.40%	11.43%	13.89%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)(2)	23.48%	15.37%	11.51%

(1)	Commenced operations on July 1, 1998.

(2)

The Russell 2000® Value Index is an unmanaged index that contains stocks from the Russell 2000® Index with less than average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values. As of November 30, 2007, the market capitalization range of the companies in the Russell 2000® Value Index is $19 million to $5.2 billion. Please note that this range is as of a particular point in time and is subject to change. The Russell 2000® Value Index is a registered trademark of the Frank Russell Corporation.

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund. The table is based upon expenses for the Fund for the fiscal year ended August 31, 2007 and has been restated to reflect current expenses.

Institutional Class
Shareholder Fees (fees paid directly from your investment)

Maximum sales charge imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends	None
Redemption Fee (1)	1.00%
Exchange Fee	None

Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)
Management fees	1.00%
Distribution (12b-l) fees	None
Other expenses (2)	0.31%

Total annual Fund operating expenses	1.31%
Fee waivers and expense reimbursements (3)	(0.01)%

Net expenses	1.30%

*	Shareholders requesting redemptions by wire are charged a transaction fee of $7.50. A $15.00 custodial maintenance fee is charged per IRA account per year.

(1)	To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.00% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.

(2)	“Other expenses” include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Institutional Class.

(3)	Robeco has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Fund’s Total annual Fund operating expenses (other than brokerage commissions, extraordinary items, interest or taxes) exceeds 1.30% of the Fund’s average daily net assets through December 31, 2011. Robeco may not recoup any of its waived investment advisory fees.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years**	10 Years**
Institutional Class	$234	$412	$714	$1,575

**	The waiver and reimbursement arrangement agreed to by Robeco, if not extended, will terminate on December 31, 2011. Thus, the 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first three years.

FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. The information for the fiscal year ended August 31, 2007 has been derived from the Fund’s financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2007 and is available at no cost upon request (see back cover for ordering instructions). The information for periods prior to the fiscal year ended August 31, 2007 was audited by PricewaterhouseCoopers LLP, the Fund’s former independent registered public accounting firm, whose report on the financial statements, included in the Fund’s annual report to shareholders for the fiscal year ended August 31, 2006, is incorporated by reference into the Statement of Additional Information.

	Small Cap Value Fund II
	For the Year Ended August 31, 2007	For the Year Ended August 31, 2006	For the Year Ended August 31, 2005	For the Year Ended August 31, 2004	For the Year Ended August 31, 2003
	Institutional Class
Per Share Operating Performance
Net asset value, beginning of period	$22.82	$24.75	$22.80	$20.19	$15.71

Net investment income/(loss)	(0.01)*	(0.08)*	(0.10)	(0.12)*	(0.09)*
Net realized and unrealized gain/(loss) on investments	2.41	1.57	5.07	2.92	4.55
Dividends to shareholders from:
Net investment income	(0.09)	—	—	—	—
Net realized capital gains	(3.67)	(3.42)	(3.03)	(0.20)	— (3)

Total dividends and distributions to shareholders	(3.76)	(3.42)	(3.03)	(0.20)	—

Redemption fees	0.01	— (3)	0.01	0.01	0.02

Net asset value, end of period	$21.47	$22.82	$24.75	$22.80	$20.19

Total investment return (1)(2)	10.53%	6.39%	22.65%	13.96%	28.55%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$94,337	$114,153	$138,143	$133,060	$98,383
Ratio of expenses to average net assets	1.55%	1.52%	1.53%	1.49%	1.55%
Ratio of expenses to average net assets without waivers and expense reimbursements	1.56%	1.53%	1.54%	1.49%	1.79%
Ratio of net investment income/(loss) to average net assets	(0.09)%	(0.34)%	(0.42)%	(0.53)%	(0.54)%
Portfolio turnover rate	46.19%	33.60%	37.61%	47.06%	72.72%

*	Calculated based on average shares outstanding for the period.

(1)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and will include reinvestments of dividends and distributions, if any.

(2)	Redemption fees are reflected in total return calculations.

(3)	Amount is less than $.01 per share.

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND

IMPORTANT DEFINITIONS

Equity Security: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

Market Capitalization: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Value Characteristics: Stocks are generally divided into the categories of “growth” or “value.” Value stocks appear to Robeco to be undervalued by the market as measured by certain financial formulas. Growth stocks appear to Robeco to have earnings growth potential that is greater than the market, and whose growth in revenue is expected to continue for an extended period of time.

Earnings Growth: The increased rate of growth in a company’s earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth generally causes share prices to increase.

Investment Objective

The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

Principal Investment Strategies

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers across the capitalization spectrum and identified by Robeco as having value characteristics. The Fund will notify shareholders 60 days in advance of any change to this policy.

Robeco examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return on equity and earnings growth and cash flow. Robeco selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund may also invest up to 20% of its total assets in non U.S. dollar-denominated securities.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

The Fund may invest up to 10% of its net assets in securities that can be converted into common stock, such as certain debt securities and preferred stock.

The Fund may hedge overall portfolio exposure up to 40% of its net assets through the purchase and sale of index and individual put and call options.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry.

While Robeco intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. Robeco will determine when market conditions warrant temporary defensive measures.

Principal Risks

•

At least 80% of the Fund’s total assets will be invested under normal market conditions in a diversified portfolio of equity securities, and the net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions.

•	Investors may lose money.

•	Although the Fund will invest in stocks Robeco believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

•

The Fund may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund’s assets are invested in cash or these instruments, the Fund may not achieve its investment objective.

•

International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

•

Investing in securities of companies with micro, small or mid-sized capitalizations tends to be riskier than investing in securities of companies with large capitalizations. Securities of companies with micro, small and mid-sized capitalizations tend to be more volatile than those of large cap companies and, on occasion, may fluctuate in the opposite direction of large cap company securities or the broader stock market averages.

•

Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

•

The small capitalization equity securities in which the Fund invests will often be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in Robeco’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

•

If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 125%; however, it may be higher if Robeco believes it will improve the Fund’s performance.

•

An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may “cover” a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if Robeco is incorrect in its expectation of price fluctuations.

•

Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

•

IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, Robeco cannot guarantee continued access to IPOs.

Risk/Return Information

The chart below illustrates the long-term performance of the Robeco Boston Partners All-Cap Value Fund’s Institutional Class. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:               18.57% (quarter ended 6/30/2003)

Worst Quarter:         (4.36)% (quarter ended 3/31/2003)

Year-to-date total return for the nine months ended September 30, 2007: 5.87%.

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year and since inception to the average annual total returns of a broad-based securities market index for the same periods. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future.

	Average Annual Total Returns for the Periods Ended December 31, 2006
	1 Year	Since Inception (1)
Robeco Boston Partners All-Cap Value Fund
Return Before Taxes	17.63%	16.21%
Return After Taxes on Distributions	15.75%	15.19%
Return After Taxes on Distributions and Sale of Fund Shares	12.96%	13.91%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)(2)	22.34%	13.51%

(1)	Commenced operations on July 1, 2002.

(2)

The Russell 3000® Value Index is an unmanaged index that measures the performance of those Russell 3000® Index companies that typically display lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000® Value or the Russell 2000® Value indices. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of November 30, 2007, the market capitalization range of the companies in the Russell 3000® Value Index is $19 million to $502.2 billion. Please note that this range is as of a particular point in time and is subject to change. The Russell 3000® Value Index is a registered trademark of the Frank Russell Corporation.

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund. The table is based upon expenses for the Institutional Class of the Fund for the most recent fiscal year ended August 31, 2007.

Institutional Class
Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)

Management fees	0.80%
Distribution (12b-1) fees	None
Other expenses (1)	1.44%

Total annual Fund operating expenses	2.24%
Fee waivers (2)	(1.29)%

Net expenses	0.95%

*	Shareholders requesting redemptions by wire are charged a transaction fee of $7.50. A $15.00 custodial maintenance fee is charged per IRA account per year.

(1)	“Other expenses” include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Institutional Class.

(2)	Robeco has contractually agreed to waive management fees and reimburse expenses through December 31, 2011, to the extent that Total annual Fund operating expenses exceed 0.95% of the Fund’s average daily net assets. Robeco may not recoup any of its waived investment advisory fee.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years**	10 Years**
Institutional Class	$97	$303	$680	$2,191

**	The waiver and reimbursement arrangement agreed to by Robeco, if not extended, will terminate on December 31, 2011. Thus, the 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first three years.

FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. The information for the fiscal year ended August 31, 2007 has been derived from the Fund’s financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2007 and is available at no cost upon request (see back cover for ordering instructions). The information for periods prior to the fiscal year ended August 31, 2007 was audited by PricewaterhouseCoopers LLP, the Fund’s former independent registered public accounting firm, whose report on the financial statements, included in the Fund’s annual report to shareholders for the fiscal year ended August 31, 2006, is incorporated by reference into the Statement of Additional Information.

	All-Cap Value Fund
	For the Year Ended August 31, 2007	For the Year Ended August 31, 2006	For the Year Ended August 31, 2005	For the Year Ended August 31, 2004	For the Year Ended August 31, 2003
	Institutional Class
Per Share Operating Performance
Net asset value, beginning of period	$15.69	$15.54	$13.29	$10.82	$9.45

Net investment income/(loss)	0.16 *	0.15 *	0.07	0.06	0.06
Net realized and unrealized gain/(loss) on investments	2.05	1.03	2.83	2.48	1.34
Dividends to shareholders from:
Net investment income	(0.13)	(0.08)	(0.05)	(0.07)	(0.03)
Net realized capital gains	(1.30)	(0.95)	(0.60)	—	—

Total dividends and distributions to shareholders	(1.43)	(1.03)	(0.65)	(0.07)	(0.03)

Redemption fees	—	—	—	—	—

Net asset value, end of period	$16.47	$15.69	$15.54	$13.29	$10.82

Total investment return(1)	14.38%	7.95%	22.33%	23.50%	14.84%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,720	$9,374	$7,315	$5,177	$2,890
Ratio of expenses to average net assets	0.95%	1.09%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets without waivers and expense reimbursements	2.24%	2.93%	3.90%	5.82%	9.49%
Ratio of net investment income to average net assets	0.92%	0.94%	0.53%	0.51%	0.62%
Portfolio turnover rate	45.26%	51.10%	28.72%	27.40%	38.36%

*	Calculated based on average shares outstanding for the period.

(1)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and will include reinvestments of dividends and distributions, if any.

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND

IMPORTANT DEFINITIONS

Equity Security: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

Total Return: A way of measuring Fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

Short Sale: A sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Fund will make a profit by purchasing the security in the open market at a lower price than the one at which it sold the security. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

Short-Term Cash Instruments: These temporary investments include notes issued or guaranteed by the U.S. government, its agencies or instrumentalities; commercial paper rated in the two highest rating categories; certificates of deposit; repurchase agreements and other high-grade corporate debt securities.

Federal Funds Rate: The rate of interest charged by a Federal Reserve bank for member banks to borrow their federally required reserve.

Market Capitalization: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Investment Objective

The Fund seeks long-term capital appreciation while reducing exposure to general equity market risk. The Fund seeks a total return greater than that of the S&P 500® Index over a full market cycle.

Principal Investment Strategies

The Fund invests in long positions in stocks identified by Robeco as undervalued and takes short positions in stocks that Robeco has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. The Fund will invest, both long and short, in securities principally traded in the United States markets. The Fund may invest in securities of companies operating for three years or less (“unseasoned issuers”). Robeco will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund seeks to construct a portfolio that has less volatility than the United States equity market generally. Robeco examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals such as return on equity, earnings growth and cash flow. Robeco selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund intends, under normal circumstances, to invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities. The Fund will notify shareholders 60 days in advance of any change to this policy.

Under normal circumstances, Robeco expects that the Fund’s long positions will not exceed approximately 125% of the Fund’s net assets.

The Fund’s long and short positions may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States. The Fund may also invest up to 20% of its total assets directly in equity securities of foreign issuers.

To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.

The Fund may participate as a purchaser in initial public offerings of securities (“IPOs”). An IPO is a company’s first offering of stock to the public.

The Fund may invest from time to time a significant portion of its assets in smaller issuers which are more volatile and less liquid than investments in issuers with a market capitalization greater than $1 billion.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, used by corporations and other business organizations.

While Robeco intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. Robeco will determine when market conditions warrant temporary defensive measures.

Principal Risks

•	The net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions.

•	Investors may lose money.

•	Although the long portfolio of the Fund will invest in stocks Robeco believes to be undervalued, there is no guarantee that the price of these stocks will not move even lower.

•

The Fund may, for temporary defensive purposes, invest a percentage of its total assets, without limitations, in cash or various U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund’s assets are invested in cash or these instruments, the Fund may not achieve its investment objective.

•

The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as “junk bonds” and are not considered to be investment grade.

•

International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

•

The Fund is subject to the risk of poor management stock selection. In other words, Robeco may not be successful in its strategy of taking long positions in stocks the manager believes to be undervalued and short positions in stocks the manager believes to be overvalued. Further, since Robeco will manage both a long and a short portfolio, there is the risk that Robeco may make more poor investment decisions than an adviser of a typical stock mutual fund with only a long portfolio may make.

•	Short sales of securities may result in gains if a security’s price declines, but may result in losses if a security’s price rises.

•

Small market capitalization issuers are not as diversified in their business activities as issuers with market capitalizations greater than $1 billion and are more susceptible to changes in the business cycle.

•

Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

•

The small capitalization equity securities in which the Fund may invest will often be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in Robeco’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

•

If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 400%; however, it may be higher if Robeco believes it will improve the Fund’s performance.

•

A security held in a segregated account cannot be sold while the position it is covering is outstanding, unless it is replaced with a similar security. As a result, there is a possibility that segregation of a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

•

Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

•

IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, Robeco cannot guarantee continued access to IPOs.

Risk/Return Information

The chart below illustrates the long-term performance of the Robeco Boston Partners Long/Short Equity Fund’s Institutional Class. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:            18.36% (quarter ended 12/31/2000)

Worst Quarter:      (10.93)% (quarter ended 12/31/1999)

Year-to-date total return for the nine months ended September 30, 2007: (3.98)%.

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year, past five calendar years and since inception to the average annual total returns of a broad-based securities market index for the same periods. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the one year, five year and since inception periods compare with those of a broad measure of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future. Although the Fund compares its average total return to a broad-based securities market index, the Fund seeks returns that are not correlated to securities market returns. The Fund seeks to achieve a 12-15% return over a full market cycle; however, there can be no guarantee that such returns will be achieved.

	Average Annual Total Returns for the Periods Ended December 31, 2006
	1 Year	5 Years	Since Inception (1)
Robeco Boston Partners Long/Short Equity Fund
Returns Before Taxes	16.60%	7.61%	11.34%
Returns After Taxes on Distributions	13.66%	6.33%	10.20%
Returns After Taxes on Distributions and Sale of Fund Shares	11.72%	5.96%	9.42%
S&P 500® Index (2)	15.80%	6.19%	4.09%

(1)	Commenced operations on November 17, 1998.

(2)

The S&P 500® Index is an unmanaged index composed of 500 common stocks, classified in eleven industry sectors, which represent approximately 75% of the U.S. equities market. The S&P 500® Index assigns relative values to the stocks included in the index, weighted according to each stock’s total market value relative to the total market value of the other stocks included in the index.

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund. The table is based on expenses for the Institutional Class of the Fund for the fiscal year ended August 31, 2007.

Institutional Class
Shareholder Fees (fees paid directly from your investment)

Maximum sales charge imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends	None
Redemption Fee (1)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)
Management fees	2.25%
Distribution (12b-1) fees	None
Other expenses (2)	0.41%
Dividend expense on short sales	0.17%
Interest expense on borrowings	0.77%
Total other expenses	1.35%

Total annual Fund operating expenses	3.60%
Fee waivers and expense reimbursements (3)	(0.16)%

Net expenses (includes dividend and interest expenses on short sales)	3.44%

*	Shareholders requesting redemptions by wire are charged a transaction fee of $7.50. A $15.00 custodial maintenance fee is charged per IRA account per year.

(1)	To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.

(2)	“Other expenses” include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Institutional Class. “Other expenses” and “Total annual Fund operating expenses” include dividends on securities which the Fund has sold short (“short-sale dividends”). Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared, thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on the securities sold short. Short-sale dividends are treated as an expense, and increase the Fund’s total expense ratio, although no cash is received or paid by the Fund. The amount of short-sale dividends was 0.17% of average net assets for the current fiscal year.

(3)	Robeco has contractually agreed to waive all or a portion of its management fees and/or reimburse expenses to limit total annual fund operating expenses for the Fund to 2.50% of the Fund’s average daily net assets through December 31, 2011. Because dividend expenses on short sales, brokerage commissions, extraordinary items, interest and taxes are excluded from the expense limitation, Total Annual Fund Operating expenses (after fee waivers and expense reimbursements) are expected to exceed the applicable expense limitation and estimated total annual fund operating expenses, after waivers, are 3.44%. Robeco may not recoup any of its waived management fees.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years**	10 Years**
Institutional Class	$548	$1,056	$1,806	$3,828

**	The waiver and reimbursement arrangement agreed to by Robeco, if not extended, will terminate on December 31, 2011. Thus, the 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first three years.

FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. The information for the fiscal year ended August 31, 2007 has been derived from the Fund’s financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2007 and is available at no cost upon request (see back cover for ordering instructions). The information for periods prior to the fiscal year ended August 31, 2007 was audited by PricewaterhouseCoopers LLP, the Fund’s former independent registered public accounting firm, whose report on the financial statements, included in the Fund’s annual report to shareholders for the fiscal year ended August 31, 2006, is incorporated by reference into the Statement of Additional Information.

	Long/Short Equity Fund
	For the Year Ended August 31, 2007	For the Year Ended August 31, 2006	For the Year Ended August 31, 2005	For the Year Ended August 31, 2004	For the Year Ended August 31, 2003
	Institutional Class
Per Share Operating Performance
Net asset value, beginning of period	$18.57	$17.89	$14.70	$14.31	$15.17

Net investment income/(loss)	(0.21)*	(0.26)*	(0.25)	(0.32)*	(0.28)*
Net realized and unrealized gain/(loss) on investments	0.73	2.40	3.43	0.69	0.10
Dividends to shareholders from:
Net investment income	—	—	—	—	—
Net realized capital gains	(1.86)	(1.47)	—	—	(0.51)
Tax return of capital	—	—	—	—	(0.20)

Total dividends and distributions to shareholders	(1.86)	(1.47)	—	—	(0.71)

Redemption fee	—	0.01	0.01	0.02	0.03

Net asset value, end of period	$17.23	$18.57	$17.89	$14.70	$14.31

Total investment return (1) (2)	2.61%	12.93%	21.70%	2.73%	(1.13)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$73,770	$90,313	$99,748	$58,293	$57,351
Ratio of expenses to average net assets with waivers and reimbursements	3.44%	3.24%	3.13%	3.02%	3.05%
Ratio of expenses to average net assets with waivers and reimbursements (excluding dividend and interest expense)	2.50%	2.50%	2.50%	2.50%	2.50%
Ratio of expenses to average net assets without waivers and reimbursements	3.60%	3.40%	3.30%	3.20%	3.44%
Ratio of net investment income to average net assets	(1.17)%	(1.51)%	(1.82)%	(2.26)%	(1.94)%
Portfolio turnover rate	93.21%	108.59%	107.14%	239.06%	282.36%

*	Calculated based on average shares outstanding for the period.

(1)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(2)	Redemption fees are reflected in total return calculations.

ROBECO WPG 130/30 LARGE CAP CORE FUND (formerly, “Robeco WPG Large Cap Growth Fund”)

IMPORTANT DEFINITIONS

Equity Security: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

Market Capitalization: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Growth Characteristics: Stocks are generally divided into the categories of “growth” or “value.” Growth stocks appear to Robeco to have earnings growth potential that is greater than the market, and whose growth in revenue is expected to continue for an extended period of time. Value stocks appear to Robeco to be undervalued by the market as measured by certain financial formulas.

Earnings Growth: The increased rate of growth in a company’s earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth generally causes share prices to increase.

ADRs: Receipts typically issued by a United States bank or trust company evidencing ownership of underlying foreign securities.

Short Sale: A sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Fund will make a profit by purchasing the security in the open market at a lower price than the one at which it sold the security. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

Continued on next page

Investment Objective

The Fund seeks long-term growth of capital. The Fund’s investment objective is not fundamental and may be changed without shareholder approval by the Company’s Board of Directors. The Fund will notify shareholders in writing at least 60 days prior to any change in this objective.

Principal Investment Strategies

Investments: The Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of U.S. large capitalization companies that Robeco believes offer the prospect of capital appreciation. As used in this Prospectus, “large cap companies” generally means a universe of companies composed of the combination of two well-known large cap benchmarks, the Russell 1000® Index and the S&P 500® Index. The market capitalization range of the companies represented in Russell 1000® Index as of November 30, 2007 was between $703 million and $502.2 billion. The market capitalization of the companies represented in the S&P 500® Index as of September 30, 2007 was between $81.33 million and $513.3 billion. Please note that these ranges are as of a particular point in time and are subject to change. The Fund will notify shareholders in writing at least 60 days prior to any change in its policy to invest at least 80% of its net assets in one or more particular types of securities.

Robeco’s “Core” strategy is an actively managed, large cap core strategy with shorting ability. The investment process utilizes quantitative techniques with fundamental insights. Portfolio construction tools are used to minimize risk, including economic sector selection. Robeco expects ability to short unattractive stocks (and leverage the portfolio) to allow the Fund to capitalize on a particular security’s anticipated underperformance relative to the Fund’s benchmark.

In order to remain fully invested and instead of purchasing and selling securities directly, the Fund may invest in exchange traded fund (“ETF”) securities, and equity index futures, which seek to replicate the price performance and dividend yield of the S&P 500® Index and use derivative contracts (such as futures on the S&P 500® Index).

The Fund intends to use short sales as a part of its investment strategy. Robeco will invest in short positions up to generally 30% of the Fund’s assets. However, the Fund’s short positions will range between 0% and 50% of the Fund’s assets. Robeco will also use short sale proceeds to increase its long position to up to generally 130% of the Fund’s assets. While the Fund’s long positions will range between 100% and 150% of the Fund’s assets, the Fund intends to maintain an approximate net 100% long exposure to the equity market (long market value minus short market value).

Robeco expects that under normal market conditions, the Fund may maintain a significant short position. The size of the short position will depend on the availability of attractive short investments as well as on Robeco’s view of overall market for U.S. equity securities. Short positions are independently viewed by Robeco as profit opportunities for the Fund as well as tools for risk management.

Robeco believes that the ability to use short sales and the inherent leverage allows the Fund to take larger active positions against unattractive securities, expand the scope for portfolio diversification and to reduce the impact of mega cap securities in the benchmark.

Continued from previous page

Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market.

Derivatives: A Derivative is an investment whose value is based on or derived from the performance of other securities or interest or currency exchange rates or indices. Derivatives are considered to carry a higher degree of risk than other types of securities.

The Fund’s long and short positions may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States. Generally, the Fund will not invest more than 10% of its assets in such securities, including ADRs.

To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.

Strategies: Robeco uses quantitative techniques and fundamental insights to analyze a universe of companies included in the Russell 1000® Index, S&P 500® Index, and selected large cap ADRs and Canadian stocks that trade on U.S. exchanges in U.S. dollars. Using a proprietary multi-factor quantitative stock-selection model, Robeco identifies stocks that Robeco believes have rising earnings expectations and that trade at low relative valuations when compared to their sector peers. In addition, Robeco makes use of fundamental investment insights in three areas where the stock-selection model may not identify important information. These three areas are merger activity, litigation and regulation. When fundamental stock research provides insights in these three areas about a particular stock, Robeco can over-rule the stock selection model. Firmly established through both the quantitative and fundamental research processes, Robeco believes that these are the stocks that will lead to portfolio out-performance. Selling stock short allows the Fund to more fully exploit the insights gained from the above strategies in stocks that Robeco expects to underperform.

Based on this information, and using sophisticated risk measurement tools, Robeco selects the combination of stocks, together with their appropriate weightings, that it believes will maximize the Fund’s expected return with the level of risk taken. Robeco seeks to maintain the market capitalization, sector allocations and style characteristics of the Fund’s portfolio similar to those of the S&P 500® Index.

The portfolio is rebalanced regularly, generally on a bi-weekly basis, to maintain the optimal risk/return trade-off. Robeco assesses each stock’s changing characteristics relative to its contribution to portfolio risk. A stock is sold when Robeco believes it no longer offers an appropriate return-to-risk tradeoff.

Principal Risks

You could lose money on your investment in the Fund or the Fund could underperform other possible investments, including (without limitation) if any of the following occurs:

•	The U.S. stock market goes down.

•	Stocks of large capitalization companies temporarily fall out of favor with investors.

•	Companies in which the Fund invests suffer unexpected losses or lower than expected earnings.

•	Robeco’s judgment about the attractiveness or potential appreciation of a particular security or sector proves to be wrong.

•	The factors considered by the multi-factor stock-selection model fail to select stocks with better relative performance than those included in the S&P 500® Index.

•	Although the long portfolio of the Fund will invest in stocks Robeco believes to be undervalued, there is no guarantee that the price of these stocks will not move even lower.

•	Short sales of securities may result in losses if a security’s price rises.

•

The Fund’s investment strategy involves more risk than those of other funds that do not engage in short selling. The Fund’s use of short sales in combination with long positions in the Fund’s portfolio may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund.

•

The Fund will have substantial short positions and must borrow securities to make delivery to the buyer of those securities. The Fund may not always be able to borrow a security it wants to sell short. The Fund also may be unable to close out an established short position at an acceptable price, and may have to sell related long positions at a disadvantageous price. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

•

A security held in a segregated account cannot be sold while the position it is covering is outstanding, unless it is replaced with a similar security. As a result, there is a possibility that segregation of a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

•

Investments in derivative securities may cause the Fund to experience higher losses than a fund which does not invest in derivatives. The market value of derivative instruments is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. The successful use of derivative instruments is based on Robeco’s ability to correctly anticipate market movements. When the direction of the prices of the Fund’s securities does not correlate with the changes of the value of these transactions, or when the trading market for derivatives becomes illiquid, the Fund could lose money.

•

ETFs in which the Fund invests are subject to the risk that the market for securities that seek to replicate the S&P 500®, or the market as a whole, may decline. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.

Risk/Return Information

As of September 4, 2007, the Fund changed certain principal investment strategies as described above. The prior performance shown represents performance of the Fund’s prior investment strategies that did not include short selling. The Fund’s past performance is not indicative of future results.

The bar chart and table below illustrate the long-term performance of the Institutional Class Shares of the Fund. The performance for periods prior to April 29, 2005 represents the performance of the WPG Large Cap Growth Fund (the “Predecessor Fund”). The Predecessor Fund began operations on September 11, 1985. On April 29, 2005, the Predecessor Fund was reorganized as a new portfolio of the Company. Prior to the reorganization, the Predecessor Fund offered only one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Institutional Class shares of the Fund.

The bar chart below shows you how the performance of the Fund has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Total Performance (for the periods reflected in the chart above):

Best Quarter:             19.82% (quarter ended 6/30/1997)

Worst Quarter:       (18.97)% (quarter ended 9/30/2001)

Year-to-date total return for the nine months ended September 30, 2007: 11.17%.

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year, past five calendar years and past 10 calendar years to the average annual total returns of broad-based securities market indices for the same periods. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the one year, five year and 10 year periods compare with those of broad measures of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future.

	Average Annual Total Returns* (for the Periods Ended December 31, 2006)
	1 Year	5 Years	10 Years
Robeco WPG 130/30 Large Cap Core Fund
Return Before Taxes	10.41%	2.80%	5.81%
Return After Taxes on Distributions	8.16%	1.70%	3.57%
Return After Taxes on Distributions and Sales of Shares	8.06%	2.20%	4.08%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) (1)	9.07%	2.69%	5.44%
S&P 500® Index (reflects no deductions for fees, expenses or taxes) (2)	15.80%	6.19%	8.42%

*	The performance record shown in the table for periods prior to December 31, 2003 was achieved under the Predecessor Fund’s qualitative strategy.

(1)

The Russell 1000® Growth Index contains those securities in the Russell 1000® Index with a greater-than-average growth orientation. As of November 30, 2007, the market capitalization range of the companies in the Russell 1000® Growth Index is $769 million to $502.2 billion. Please note that this range is as of a particular point in time and is subject to change. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. The Index is unmanaged and cannot be invested in directly.

(2)

Effective September 4, 2007, the Fund changed its benchmark from the Russell 1000® Index to the S&P 500® Index. The S&P 500® Index is an unmanaged index composed of 500 common stocks, classified in eleven industry sectors, which represent approximately 75% of the U.S. equities market. The S&P 500® Index assigns relative values to the stocks included in the index, weighted according to each stock’s total market value relative to the total market value of the other stocks included in the index. As of September 30, 2007, the market capitalization range of the companies in the S&P 500® Index is $1.33 billion to $513.36 billion. Please note that this range is as of a particular point in time and is subject to change. The Fund changed benchmarks because Robeco believes that the S&P 500 Index is a more appropriate benchmark against which to measure the Fund’s performance.

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund. The table is based on estimated expenses for the Institutional Class of the Fund for the current fiscal year.

Institutional Class
Shareholder Fees (fees paid directly from your investment)

Maximum sales charge imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends	None
Redemption Fee (1)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)

Management fees	0.75%
Distribution (12b-1) fees	None
Total Other Expenses (2),(3)	1.07%
Dividend expense on short sales	0.17%
Interest expense on borrowings	0.74%
Total other expenses	1.98%

Total annual Fund operating expenses	2.73%
Fee waiver/expense reimbursements (4)	(0.42)%

Net expenses (includes Dividend and interest expense on short sales)	2.31%

*	Shareholders requesting redemptions by wire are charged a transaction fee of $7.50. A $15.00 custodial maintenance fee is charged per IRA account per year.

Annual	Fund operating expenses have been restated to reflect current expenses.

(1)	To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed that have been held for 60 days. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.

(2)	“Other expenses” and “Total annual Fund operating expenses” also include dividends on securities which the Fund has sold short (“short-sale dividends”). Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared; thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on the securities sold short. Short-sale dividends are treated as an expense and increase the Fund’s total expense ratio, although no cash is received or paid by the Fund. The estimated amount of short sale dividends is 0.17% of average net assets for the current fiscal year.

(3)	Other expenses for the Fund are based on estimated amounts for the current fiscal year. Other expenses include audit, administration, custody, legal, registration, transfer agency, and miscellaneous other charges and shareholder services fees. The Fund may pay shareholder services fees (which are included in Other expenses) up to a maximum of 0.25% of the Fund’s average daily net assets attributable to Institutional Shares, but estimates that shareholder servicing fees will not be more than 0.02% during the current fiscal year.

(4)	Robeco has contractually agreed to waive all or a portion of its advisory fees and/or reimburse expenses in an aggregate amount equal to the amount by which the Fund’s Total annual Fund operating expenses (excluding short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes) exceed 1.40% of the Fund’s average daily net assets through December 31, 2011. Because dividend expenses on short sales, brokerage commissions, extraordinary items, interest and taxes are excluded from the expense limitation, Total annual Fund operating expenses (after fee waivers and expense reimbursements) are expected to exceed the applicable expense limitation and Total annual Fund operating expense, after such waivers and reimbursements is 2.31%. Robeco may not recoup any of its waived investment advisory fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years**	10 Years**
Institutional Class	$234	$721	$1,283	$2,950

**	The waiver and reimbursement arrangement agreed to by Robeco, if not extended, will terminate on December 31, 2011. Thus, the 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first three years.

FINANCIAL HIGHLIGHTS

As of September 4, 2007, the Fund has changed certain primary investment strategies discussed above. The prior performance shown represents performance of the Fund’s prior investment strategies that did not include short selling. The Fund’s past performance is not indicative of future results. The table below sets forth certain financial information of the Fund (including the Predecessor Fund for periods prior to April 29, 2005) for the periods indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. The information for the fiscal year ended August 31, 2007 has been derived from the Fund’s financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2007 and is available at no cost upon request (see back cover for ordering instructions). The information for the period January 1, 2005 through August 31, 2005 and the fiscal year ended August 31, 2006 has been audited by PricewaterhouseCoopers LLP, whose report is included in the Fund’s annual report for the fiscal year ended August 31, 2006, which is incorporated by reference into the SAI. The information for the years ended December 31, 2002, 2003 and 2004 was audited by the Predecessor Fund’s former independent registered public accounting firm, whose report on the financial statements included in the Predecessor Fund’s annual report to shareholders for the fiscal year ended December 31, 2004 is incorporated by reference into the SAI.

	130/30 Large Cap Core Fund
	For the Year Ended August 31, 2007	For the Year Ended August 31, 2006		For the Period January 1, 2005 to August 31, 2005(1)		For the Year Ended December 31, 2004	For the Year Ended December 31, 2003	For the Year Ended December 31, 2002
	Institutional Class
Per Share Operating Performance
Net asset value, beginning of period	$22.27	$23.36		$23.10		$25.27	$19.16	$26.46

Net investment income/(loss)	(0.04)	(0.01)		(0.07)		—	—	—
Net realized and unrealized gain/(loss) on investments	3.40	1.42		0.33		0.93	6.11	(7.30)
Dividends to shareholders from:
Net investment income	—	—		—		—	—	—
Net realized capital gains	(2.21)	(2.50)		—		(3.10)	—	—

Total dividends and distributions to shareholders	(2.21)	(2.50)		—		(3.10)	—	—

Net asset value, end of period	$23.42	$22.27		$23.36		$23.10	$25.27	$19.16

Total investment return(4)	15.74%	6.10%		1.13%		3.82%	31.89%	(27.59)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,630	$18,935		$20,626		$26,222	$52,355	$43,412
Ratio of expenses to average net assets	1.40%	1.40	%(2)	1.40	%(2)(3)	1.40%	1.44%	1.25%
Ratio of expenses to average net assets without waivers and reimbursements (including dividend expenses)	1.99%	1.79%		2.08	%(3)	1.50%	1.44%	1.25%
Ratio of net investment income/(loss) to average net assets	(0.17)%	(0.06)%		(0.42	)%(3)	(0.06)%	(0.52)%	(0.42)%
Portfolio turnover rate	94.09%	93.80%		100.01%		138.70%	126.80%	107.90%

(1)	For the period January 1, 2005 through August 31, 2005.

(2)	Excludes the effects of fees paid indirectly. Had such offsets been included, the ratio would not differ.

(3)	Annualized.

(4)	Total return is calculated assuming a purchase of shares on the first date and a sale of shares on the last day of each period reports and includes reinvestments of dividends and distributions, if any.

ROBECO WPG SMALL CAP VALUE FUND

IMPORTANT DEFINITIONS

Equity Security: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

Market Capitalization: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Value Characteristics: Stocks are generally divided into the categories of “growth” or “value.” Value stocks appear to Robeco to be undervalued by the market as measured by certain financial formulas. Growth stocks appear to Robeco to have earnings growth potential that is greater than the market, and whose growth in revenue is expected to continue for an extended period of time.

Investment Objective

The Fund seeks capital appreciation by investing primarily in common stocks, securities convertible into common stocks and in special situations. The Fund’s investment goal is not fundamental and may be changed without shareholder approval by the Company’s Board of Directors. The Fund will notify shareholders at least 60 days prior to any change in this objective.

Principal Investment Strategies

Investments: Under normal circumstances, the Fund invests at least 80% of its investments (including borrowings for investment purposes) in equity securities, primarily common stocks, of U.S. companies with market capitalizations of less than $2 billion. The Fund will notify shareholders 60 days in advance of any change to this policy.

Although the Fund invests primarily in common stocks, the Fund may invest in all types of equity and equity-related securities, including (without limitation):

•	Securities convertible into common stocks.

•	Shares of real estate investment trusts (“REITs”).

•	Warrants and rights to purchase common stocks.

•	Preferred stocks.

•	Exchange traded limited partnerships.

Special Situations: The Fund may invest in companies that may experience unusual and possibly unique developments which may create a special opportunity for significant returns. Special situations include: significant technological improvements or important discoveries; reorganizations, recapitalizations or mergers; favorable resolutions of litigation; new management or material changes in company policies; and actual or potential changes in control of a company.

Strategies: Robeco uses a value approach to select the Fund’s investments. Using this investment style, Robeco seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect what Robeco believes to be their intrinsic values. Robeco employs a bottom-up strategy, focusing on undervalued industries that Robeco believes are experiencing positive change. Robeco then uses both qualitative and quantitative methods to assess a security’s potential value. The portfolio managers managing the Fund meet with a multitude of companies annually to identify companies with increasing returns on capital in their core businesses which are selling at attractive valuations.

Factors Robeco looks for in selecting investments include (without limitation):

•	Increasing returns on invested capital.

•	Companies who have demonstrated an ability to generate high return on invested capital (ROIC).

•	Companies which provide solid cash flows with appropriate capital.

•	Potential catalysts such as new products, cyclical upturns and changes in management.

•	Low market valuations relative to earnings forecast, book value, cash flow and sales.

Principal Risks

You could lose money on your investment in the Fund or the Fund could underperform other possible investments, including (without limitation) if any of the following occurs:

•	The stock market goes down.

•	Small capitalization stocks temporarily fall out of favor with investors.

•	Value stocks temporarily fall out of favor with investors.

•	The Fund’s assets remain undervalued or do not have the potential value originally expected.

•	Companies in which the Fund invests suffer unexpected losses or lower than expected earnings which, in addition to causing the Fund to be less liquid, will reduce the Fund’s net asset value.

•

Robeco’s judgments about the attractiveness, value or potential appreciation of a particular company’s stock selected for the Fund’s portfolio prove to be wrong or the special situation that Robeco anticipated does not occur.

Special Risks

Because the Fund invests primarily in small capitalization stocks, your investment will be subject to higher risks generally associated with smaller companies. Smaller companies may have limited product lines, markets and financial resources. The prices of small capitalization stocks tend to be more volatile than those of other stocks. Small capitalization stocks are not priced as efficiently as stocks of larger companies. In addition, it may be harder to sell these stocks, especially during a down market or upon the occurrence of adverse company-specific events, which can reduce their selling prices.

Risk/Return Information

The bar chart and table below illustrate the long-term performance of the Robeco WPG Small Cap Value Fund’s Institutional Class. The performance for periods prior to April 29, 2005 represents the performance of the WPG Tudor Fund (the “Predecessor Fund”). The Predecessor Fund began operations on September 11, 1985. On April 29, 2005, the Predecessor Fund was reorganized as a new portfolio of the Company. Prior to the reorganization, the Predecessor Fund offered only one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Institutional Class shares of the Fund.

The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year to year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:             42.13% (quarter ended 12/31/1999)

Worst Quarter:       (29.34)% (quarter ended 9/30/1998)

Year-to-date total return for the nine months ended September 30, 2007: 0.94%.

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year, past five calendar years and past 10 calendar years to the average annual total returns of a broad-based securities market index for the same periods. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the one year, five year and 10 year periods compare with those of a broad measure of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future.

	Average Annual Total Returns* (for the Periods Ended December 31, 2006)
	1 Year	5 Years	10 Years
Robeco WPG Small Cap Value Fund
Return Before Taxes	23.38%	9.17%	5.89%
Return After Taxes on Distributions	20.61%	7.29%	3.04%
Return After Taxes on Distributions and Sales of Shares	16.60%	7.00%	3.37%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)(1)	23.48%	15.37%	13.27%

*	The performance record prior to August 18, 2003 was achieved under the Predecessor Fund’s growth-related strategy.

(1)

The Russell 2000® Value Index measures the performance of those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. As of November 30, 2007, the market capitalization range of the companies in the Russell 2000® Index is $19 million to $7.5 billion. Please note that this range is as of a particular point in time and is subject to change. The Index is unmanaged and cannot be invested in directly.

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Institutional Class of the Fund. The table is based on expenses for the Institutional Class of the Fund for the fiscal year ended August 31, 2007.

Institutional Class
Shareholder Fees (fees paid directly from your investment)

Maximum sales charge imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends	None
Redemption Fee (1)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)

Management fees	0.90%
Distribution (12b-1) fees	None
Other Expenses (2)	0.57%

Total annual Fund operating expenses (3)	1.47%

*	Shareholders requesting redemptions by wire are charged a transaction fee of $7.50. A $15.00 custodial maintenance fee is charged per IRA account per year.

(1)	To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed that have been held for 60 days. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.

(2)	Other expenses include audit, administration, custody, legal, registration, transfer agency, and miscellaneous other charges and shareholder services fees. The Fund may pay shareholder services fees (which are included in Other expenses) up to a maximum of 0.25% of the Fund’s average daily net assets attributable to Institutional Shares, but estimates that shareholder servicing fees will not be more than 0.02% during the current fiscal year.

(3)	Robeco has contractually agreed to waive a portion of its advisory fee and/or reimburse Fund expenses in order to limit Total annual Fund operating expenses to 1.70% of the Fund’s average daily net assets through December 31, 2011. Robeco may not recoup any of its waived investment advisory fee.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years**	10 Years**
Institutional Class	$150	$465	$803	$1,757

**	The waiver and reimbursement arrangement agreed to by Robeco, if not extended, will terminate on December 31, 2011. Thus, the 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first three years.

FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information of the Fund (including the Predecessor Fund for periods prior to April 29, 2005) for the periods indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. The information for the fiscal year ended August 31, 2007 has been derived from the Fund’s financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2007 and is available at no cost upon request (see back cover for ordering instructions). The information for the period January 1, 2005 through August 31, 2005 and the fiscal year ended August 31, 2006 has been audited by PricewaterhouseCoopers LLP, whose report is included in the Fund’s annual for the fiscal year ended August 31, 2006, which is incorporated by reference into the SAI. The information for the years ended December 31, 2002, 2003 and 2004 was audited by the Predecessor Fund’s independent registered public accounting firm, whose report on the financial statements included in the Predecessor Fund’s annual report to shareholders for the fiscal year ended December 31, 2004 is incorporated by reference into the SAI.

	Small Cap Value Fund
	For the Year Ended August 31, 2007	For the Year Ended August 31, 2006		For the Period January 1, 2005 to August 31, 2005(1)		For the Year Ended December 31, 2004	For the Year Ended December 31, 2003	For the Year Ended December 31, 2002
	Institutional Class
Per Share Operating Performance
Net asset value, beginning of period	$16.54	$17.42		$17.55		$16.34	$11.24	$15.21

Net investment income/(loss)	0.01	—		(0.04)		—	—	—
Net realized and unrealized gain/(loss) on investments	2.31	1.10		(0.09)		3.11	5.10	(3.97)
Dividends to shareholders from:
Net investment income	—	—		—		—	—	—
Net realized capital gains	(1.81)	(1.98)		—		(1.90)	—	—

Total dividends and distributions to shareholders	(1.81)	(1.98)		—		(1.90)	—	—

Net asset value, end of period	$17.05	$16.54		$17.42		$17.55	$16.34	$11.24

Total investment return(4)	14.28%	7.16%		(0.74)%		19.35%	45.37%	(26.10)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$53,962	$48,607		$52,368		$57,787	$58,282	$47,705
Ratio of expenses to average net assets	1.47%	1.43	%(2)	1.57	%(2)(3)	1.55%	1.68%	1.54%
Ratio of expenses to average net assets without waivers and reimbursements (including dividend expenses)	1.47%	1.43%		1.57	%(3)	1.55%	1.68%	1.54%
Ratio of net investment income/(loss) to average net assets	0.09%	0.02%		(0.35	)%(3)	(0.55)%	0.83%	(0.81)%
Portfolio turnover rate	138.38%	139.15%		135.85%		159.20%	228.30%	105.60%

(1)	For the period January 1, 2005 through August 31, 2005.

(2)	Excludes the effects of fees paid indirectly. Had such offsets been included, the ratio would not differ.

(3)	Annualized.

(4)	Total return is calculated assuming a purchase of shares on the first date and a sale of shares on the last day of each period reports and includes reinvestments of dividends and distributions, if any.

SAM SUSTAINABLE CLIMATE FUND

IMPORTANT DEFINITIONS

Equity Security: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

Market Capitalization: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Investment Objective

The Fund seeks to provide long-term growth of capital primarily through investment in equity and equity-related securities.

Principal Investment Strategies

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a carefully selected non-diversified portfolio of equity and equity-related securities issued by U.S. and non-U.S. companies that derive a substantial part of their revenue or profit from technologies, products or services designed to alleviate and delay climate change or help overcome the effects of climate change (‘Climate-Related Issuers’). Shareholders will be given at least 60 days’ notice of any change in this 80% policy.

Climate-Related Issuers include, without limitation, companies in industries such as: (1) carbon light power generation technologies, demand- side energy efficiency, carbon light transportation solutions and emission reduction from land use and sinks (“Climate Mitigation companies”); (2) water infrastructure, coastal infrastructure, knowledge and warning systems and building infrastructure (“Climate Adaptation companies”); and (3) disaster relief and reconstruction (“Climate Response companies”) (each, an “investment cluster”). The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. The Fund generally will be invested in issuers located in countries with developed securities markets but may invest up to 20% of its assets in issuers located in emerging markets.

In selecting portfolio securities for the Fund, SAM uses a bottom-up investment process that incorporates a combination of quantitative and fundamental models. The initial step in the process focuses on assessing the impact of long-term macro trends on theme-related companies across all geographic regions and investment clusters. Securities are then selected based on price/value discrepancies, with “expensive” stocks being underweight and attractive stocks being overweight. Additional factors considered include general market conditions, market capitalization exposure, market liquidity, industry sector and geographic allocations, and risk factors, such as size and momentum, as well as total portfolio risk.

SAM integrates “sustainability” into its investment process. The investable universe resulting from the initial stage in the investment process includes companies with the highest expected returns taking into account the impact of sustainability factors. Sustainability as used in this Prospectus means seeking economic success while considering ecological and social objectives. Factors such as corporate strategy, innovation, corporate governance and considerations of the interests of shareholders, employees and other stakeholders are assessed and integrated into company valuations. In determining sustainability, SAM assesses the extent to which companies effectively manage ecological and social objectives in the course of doing business. Effective management of these objectives should result in lower weighted average cost of capital and a higher return on invested capital.

The Fund may invest in companies of any market capitalization and currently expects that a significant amount of the Fund’s assets will be invested in micro-, small- and mid-capitalization companies. Micro- and small-capitalization companies generally will have market capitalizations under $2 billion. Mid-capitalization companies generally will have market capitalizations between $2 billion and $10 billion. Large capitalization companies generally will have capitalizations of over $10 billion. The Fund may also invest in securities of other investment companies, including exchange-traded funds (“ETFs”). The Fund may invest up to 20% of its assets in equity and equity-related securities issued by non-Climate-Related Issuers. The Fund may (but is not required to) invest in derivatives, including foreign currency exchange contracts and participatory notes, in lieu of investing directly in a security, currency or instrument, or for hedging purposes.

While SAM intends to fully invest the Fund’s assets at all times in accordance with the above described policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure in response to adverse market, economic, political or other conditions, in cash and eligible U.S. dollar-denominated money market instruments, such as commercial paper, government obligations and bank obligations issued by U.S. and foreign issuers. When the Fund’s assets are invested in cash or money market instruments, the Fund may not achieve its investment objective. SAM will determine when adverse market, economic, political or other conditions warrant temporary defensive measures.

Principal Risks

•

At least 80% of the Fund’s net assets will be invested under normal market conditions in a non-diversified portfolio of equity securities, and the net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions.

•	Investors may lose money.

•

International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

•	The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

•

Because the Fund focuses its investments in companies that directly or indirectly have exposure to, or otherwise derive benefits from trends in climate-related industries, events or factors affecting companies in such industries will have a greater effect on, and may more adversely affect, the Fund than they would with respect to a fund that is more diversified among a number of unrelated sectors and industries. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments (and consequently the value of an investment in the Fund) may tend to rise and fall more rapidly.

•	Climate-Related Issuers may fall out of favor with investors, causing the Fund to lose money or underperform the stock market or funds concentrated in other sectors or industries.

•

Securities of companies with mid-cap capitalizations tend to be riskier than securities of companies with large-capitalizations. This is because mid cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of mid cap companies tend to be less certain than large cap companies, and the dividends paid by mid cap stocks are frequently negligible. Moreover, mid cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of mid cap companies tend to be more volatile than those of large cap companies.

•

Securities of companies with small capitalizations tend to be riskier than securities of companies with mid-cap and large capitalizations. Smaller companies may have limited product lines, markets and financial resources. The prices of small capitalization stocks tend to be more volatile than those of other stocks. Small capitalization stocks are not priced as efficiently as stocks of larger companies. In addition, it may be harder to sell these stocks, especially during a down market or upon the occurrence of adverse company-specific events, which can reduce their selling prices.

•

The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds that do not invest in micro-cap securities.

•

The Fund’s investments in derivative instruments such as forward currency exchange contracts and participatory notes, which may be leveraged, may result in losses. Investments in derivative instruments may result in losses exceeding the amounts invested.

•

The Fund’s sustainability investment criteria may limit the number of investment opportunities available to the Fund, and as a result, at times the Fund’s returns may be less than those of funds that are not subject to such special investment considerations. Moreover, companies that promote sustainability goals may not perform as well as companies that do not pursue such goals.

•

Investment in emerging market securities involves greater risk than that associated with investment in foreign securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

•

Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

•

The Fund is subject to the risk of poor management stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices do not work to achieve their desired result.

•

The stock markets in which the Fund invests may experience periods of volatility and instability, and may go down. A variety of factors can negatively impact of the value of common stocks. These factors include a number of economic factors such as interest rates as well as non-economic factors such as political events.

•

The issuer or guarantor of a money market instrument owned by the Fund may default on its payment obligations, become insolvent or have its credit rating downgraded. Obligations of the U.S. government agencies and authorities are supported by varying degrees of credit. The U.S. government gives no assurances that it will provide financial support to its agencies and authorities if it is not obligated by law to do so. Default in these issuers could negatively impact the Fund.

•	The value of money market instruments tends to fall when interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities.

Risk/Return Information

The bar chart and performance table have been omitted because the Fund has not been in operation for a full calendar year. The Fund intends to evaluate its performance as compared to that of a broad-based index, the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Institutional Class

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends	None
Redemption Fee (1)	1.00%
Exchange Fee (1)	1.00%

Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)

Management fees	1.00%
Distribution (12b-1) fees	None
Other expenses (2)	0.49%

Total annual Fund operating expenses (3)	1.49%

*	Shareholders requesting redemptions by wire are charged a transaction fee of $7.50. A $15.00 custodial maintenance fee is charged per IRA account per year.

(1)	To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.00% of the net asset value of all such shares redeemed that have been held for less than 60 days (other than shares held by defined contribution plans). Similarly, the Fund charges a transaction fee of 1.00% for any exchange of Fund shares held for less than 60 days (other than shares held by defined contribution plans and shares purchased through the reinvestment of dividends or capital gains distributions.) Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of remaining shareholders

(2)	Other expenses for the Fund are based on estimated amounts for the current fiscal year. Other expenses include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Institutional Class.

(3)	SAM has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Fund’s Total annual Fund operating expenses (other than brokerage commissions, extraordinary items, interest or taxes) exceeds 1.50% of the Fund’s average daily net assets through December 31, 2011. SAM may not recoup any amounts waived or reimbursed.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Class	$152	$471

SAM SUSTAINABLE WATER FUND

IMPORTANT DEFINITIONS

Equity Security: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

Market Capitalization: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Investment Objective

The Fund seeks to provide long-term growth of capital primarily through investment in equity and equity-related securities.

Principal Investment Strategies

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a carefully selected non-diversified portfolio of equity and equity-related securities issued by U.S. and non-U.S. companies which derive at least 20% of their revenues from technologies, products or services that are related to the water value chain (‘Water-Related Issuers’).

Water-Related Issuers include, without limitation, companies involved in water distribution and water management, water treatment and water purification, water monitoring and chemical analysis, water recycling, sanitary installations and metering, irrigation and bottled water (each, an “investment cluster”). The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. The Fund generally will be invested in issuers located in countries with developed securities markets but may invest up to 20% of its assets in issuers located in emerging markets.

In selecting portfolio securities for the Fund, SAM uses a bottom-up investment process that incorporates a combination of quantitative and fundamental models. The initial step in the process focuses on assessing the impact of long-term macro trends on theme-related companies across all geographic regions and investment clusters. Securities are then selected based on price/value discrepancies, with “expensive” stocks being underweight and attractive stocks being overweight. Additional factors considered include general market conditions, market capitalization exposure, market liquidity, industry sector and geographic allocations, and risk factors, such as size and momentum, as well as total portfolio risk.

SAM integrates “sustainability” into its investment process. The investable universe resulting from the initial stage in the investment process includes companies with the highest expected returns taking into account the impact of sustainability factors. Sustainability as used in this Prospectus means seeking economic success while considering ecological and social objectives. Factors such as corporate strategy, innovation, corporate governance and considerations of the interests of shareholders, employees and other stakeholders are assessed and integrated into company valuations. In determining sustainability, SAM assesses the extent to which companies effectively manage ecological and social objectives in the course of doing business. Effective management of these objectives should result in lower weighted average cost of capital and a higher return on invested capital.

The Fund may invest in companies of any market capitalization and currently expects that a significant amount of the Fund’s assets will be invested in micro-, small- and mid-capitalization companies. Micro- and small-capitalization companies generally will have market capitalizations under $2 billion. Mid-capitalization companies generally will have market capitalizations between $2 billion and $10 billion. Large capitalization companies generally will have capitalizations of over $10 billion. The Fund may also invest in securities of other investment companies, including exchange-traded funds (“ETFs”). The Fund may invest up to 20% of its assets in equity and equity-related securities issued by non-Water-Related Issuers. The Fund may (but is not required to) invest in derivatives, including foreign currency exchange contracts and participatory notes, in lieu of investing directly in a security, currency or instrument, or for hedging purposes.

While SAM intends to fully invest the Fund’s assets at all times in accordance with the above described policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure in response to adverse market, economic, political or other conditions, in cash and eligible U.S. dollar-denominated money market instruments, such as commercial paper, government obligations and bank obligations issued by U.S. and foreign issuers. When the Fund’s assets are invested in cash or money market instruments, the Fund may not achieve its investment objective. SAM will determine when adverse market, economic, political or other conditions warrant temporary defensive measures.

Principal Risks

•

At least 80% of the Fund’s net assets will be invested under normal market conditions in a non-diversified portfolio of equity securities, and the net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions.

•	Investors may lose money.

•

International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

•	The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

•

Because the Fund focuses its investments in companies that directly or indirectly have exposure to, or otherwise derive benefits from trends in, water-related industries, events or factors affecting companies in water-related industries will have a greater effect on, and may more adversely affect, the Fund than they would with respect to a fund that is more diversified among a number of unrelated sectors and industries. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments (and consequently the value of an investment in the Fund) may tend to rise and fall more rapidly.

•	Water-Related Issuers may fall out of favor with investors, causing the Fund to lose money or underperform the stock market or funds concentrated in other sectors or industries.

•

Companies in the pollution control sector are particularly susceptible to changes in regulatory controls on, and international treaties with respect to, the production or containment of pollutants. Changes in market practices and regulatory conditions surrounding recycling and other waste management techniques may significantly affect the demand for products and services of companies in the pollution control sector. Scientific developments, such as breakthroughs in the remediation of global warming or changing sentiments about the deleterious effects of pollution, may also affect practices with respect to pollution control, which could in turn impact companies in the pollution control sector. Companies in the clean water sector are susceptible to changes in investment in water purification technology globally, and a slackening in the pace of new infrastructure projects in developing or developed countries may constrain such companies’ abilities to grow in global markets. Other reductions in demand for clean water, such as significant decreases in world population or increased availability of potable water in arid regions, may reduce demand for products and services provided by companies in the clean water sector.

•

Securities of companies with mid-cap capitalizations tend to be riskier than securities of companies with large capitalizations. This is because mid-cap companies typically have smaller product lines and less access to liquidity than large-cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of mid-cap companies tend to be less certain than large-cap companies, and the dividends paid by mid-cap stocks are frequently negligible. Moreover, mid-cap stocks have, on occasion, fluctuated in the opposite direction of large-cap stocks or the general stock market. Consequently, securities of mid-cap companies tend to be more volatile than those of large-cap companies.

•

Securities of companies with small capitalizations tend to be riskier than securities of companies with mid-cap and large capitalizations. Smaller companies may have limited product lines, markets and financial resources. The prices of small capitalization stocks tend to be more volatile than those of other stocks. Small capitalization stocks are not priced as efficiently as stocks of larger companies. In addition, it may be harder to sell these stocks, especially during a down market or upon the occurrence of adverse company-specific events, which can reduce their selling prices.

•

The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds that do not invest in micro-cap securities.

•

The Fund’s investments in derivative instruments such as forward currency exchange contracts and participatory notes, which may be leveraged, may result in losses. Investments in derivative instruments may result in losses exceeding the amounts invested.

•

The Fund’s sustainability investment criteria may limit the number of investment opportunities available to the Fund, and as a result, at times the Fund’s returns may be less than those of funds that are not subject to such special investment considerations. Moreover, companies that promote sustainability goals may not perform as well as companies that do not pursue such goals.

•

Investment in emerging market securities involves greater risk than that associated with investment in foreign securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

•

Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

•

The Fund is subject to the risk of poor management stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices do not work to achieve their desired result.

•

The stock markets in which the Fund invests may experience periods of volatility and instability, and may go down. A variety of factors can negatively impact of the value of common stocks. These factors include a number of economic factors such as interest rates as well as non-economic factors such as political events.

•

The issuer or guarantor of a money market instrument owned by the Fund may default on its payment obligations, become insolvent or have its credit rating downgraded. Obligations of the U.S. government agencies and authorities are supported by varying degrees of credit. The U.S. government gives no assurances that it will provide financial support to its agencies and authorities if it is not obligated by law to do so. Default in these issuers could negatively impact the Fund.

•	The value of money market instruments tends to fall when interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities.

Risk/Return Information

The bar chart and performance table have been omitted because the Fund has not been in operation for a full calendar year. The Fund intends to evaluate its performance as compared to that of a broad-based index, the Morgan Stanley Capital International World Index (“MSCI World Index”). The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends	None
Redemption Fee (1)	1.00%
Exchange Fee (1)	1.00%

Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)

Management fees	1.00%
Distribution (12b-1) fees	None
Other expenses (2)	.49%

Total annual Fund operating expenses (3)	1.49%

*	Shareholders requesting redemptions by wire are charged a transaction fee of $7.50. A $15.00 custodial maintenance fee is charged per IRA account per year.

(1)	To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.00% of the net asset value of all such shares redeemed that have been held for less than 60 days (other than shares held by defined contribution plans). Similarly, the Fund charges a transaction fee of 1.00% for any exchange of Fund shares held for less than 60 days (other than shares held by defined contribution plans and shares purchased through the reinvestment of dividends or capital gains distributions.) Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of remaining shareholders

(2)	Other expenses for the Fund are based on estimated amounts for the current fiscal year. Other expenses include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Institutional Class.

(3)	SAM has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Fund’s Total annual Fund operating expenses (other than brokerage commissions, extraordinary items, interest or taxes) exceeds 1.50% of the Fund’s average daily net assets through December 31, 2011. SAM may not recoup any amounts waived or reimbursed.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Class	$152	$471

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS AND RISKS

This section provides some additional information about the Funds’ investments and certain portfolio management techniques that certain Funds may use. More information about the Funds’ investments and portfolio management techniques, some of which entail risks, is included in the SAI.

Additional Information About the Funds’ Principal Investments and Risks

Derivative Contracts. Each WPG Fund may, but need not, use derivative contracts for any of the following purposes:

•	To seek to hedge against the possible adverse impact of changes in stock market prices, currency exchange rates or interest rates in the market value of its securities or securities to be bought;

•	As a substitute for buying or selling currencies or securities; or

•	To seek to enhance the Fund’s return in non-hedging situations.

Examples of derivative contracts include: futures and options on securities, securities indices or currencies; options on these futures; forward foreign currency contracts; and interest rate or currency swaps. Only the Robeco WPG Small Cap Value Fund may use derivative contracts involving foreign currencies. A derivative contract will obligate or entitle a Fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities in that the counterparty may default on its payment obligations or become insolvent. Derivatives can also make a Fund less liquid and harder to value, especially in declining markets.

Short Sales. The Robeco WPG 130/30 Large Cap Core Fund, the Robeco Boston Partners All-Cap Value, and the Robeco Boston Partners Long/Short Equity Fund will engage in short sales — including those that are not “against the box,” which means that the Fund may make short sales where the Fund does not currently own or have the right to acquire, at no added cost, securities identical to those sold short — in accordance with the provisions of the 1940 Act. In a typical short sale, the Fund borrows from a broker a security in order to sell the security to a third party. The Fund is then obligated to return a security of the same issuer and quantity at some future date. The Fund realizes a loss to the extent the security increases in value or a profit to the extent the security declines in value (after taking into account any associated costs). Short sales “against the box” may protect the Fund against the risk of losses in the value of a portfolio security because any decline in value of the security should be wholly or partially offset by a corresponding gain in the short position. Any potential gains in the security, however, would be wholly or partially offset by a corresponding loss in the short position. Short sales that are not “against the box” involve a form of investment leverage, and the amount of the Fund’s loss on a short sale is potentially unlimited.

Equity and Equity-Related Securities. Each of the Funds may invest in all types of equity securities. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies and REITs, and equity participations. The number of issuers in the Funds’ Portfolio will may over time.

Fixed Income Investments. The Robeco WPG 130/30 Large Cap Core Fund, Robeco Boston Partners All-Cap Value Fund, and Robeco WPG Small Cap Value Fund may invest a portion of their assets in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-backed securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by corporate and governmental issuers and may have all types of interest rate payment and reset terms, including (without limitation) fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features.

The credit quality of securities held in a Fund’s portfolio is determined at the time of investment. If a security is rated differently by multiple ratings organizations, a Fund treats the security as being rated in the higher rating category. A Fund may choose not to sell securities that are downgraded below the Fund’s minimum accepted credit rating after their purchase.

Foreign Securities. Each of the WPG Funds and the SAM Funds may invest in securities of foreign issuers that are traded or denominated in U.S. dollars (including equity securities of foreign issuers trading in U.S. markets) through American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) or International Depositary Receipts (“IDRs”). In addition, the Robeco WPG Small Cap Value Fund may invest in securities traded or denominated in foreign currencies. Investments in securities of foreign entities and securities denominated or traded in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. Changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of a Fund’s assets denominated or quoted in currencies other than the U.S. dollar. Emerging market investments offer the potential for significant gains but also involve greater risks than investing in more developed countries. Political or economic instability, lack of market liquidity and government actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

Each SAM Fund will normally invest a significant portion of its assets in the equity securities and equity-related instruments issued by non-U.S. companies and up to 20% of a Fund’s assets may be invested in issuers located in countries with emerging securities markets. A SAM Fund will invest in securities denominated in the currencies of a variety of developed and emerging market countries. Each SAM Fund may also invest in securities, instruments and derivatives denominated in multinational currencies such as the Euro. A SAM Fund will value its securities and other assets in U.S. dollars. Unless hedged, currency fluctuations may have a material impact on the performance of a portfolio of non-U.S. dollar-denominated securities and such a portfolio may experience a decline or increase in value, in U.S. dollar terms, due to fluctuations in currency exchange rates. Although SAM generally does not intend to hedge foreign currency exposure in a Fund’s portfolio, it may from time to time do so. Further, the SAM Funds may also from time to time enter into speculative currency positions independent of other positions in a Fund’s portfolio.

Each SAM Fund may also invest in participatory notes. Participatory notes (commonly known as “P-notes”) are derivative instruments used by investors to take positions in certain foreign securities. P-notes are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

Portfolio Concentration. Under normal market conditions, each SAM Fund will generally be comprised of a portfolio diversified by country and geographic region. However, the SAM Sustainable Water Fund and SAM Sustainable Climate Fund will concentrate their investments in equity and equity-related securities issued by Water-Related Issuers and Climate-Related Issuers, respectively.

Water-Related Issuers

Because the SAM Sustainable Water Fund focuses its investments in companies that directly or indirectly have exposure to, or otherwise derive benefits from trends in, water-related industries, events or factors affecting companies in water-related industries will have a greater effect on, and may more adversely affect, the Fund than they would with respect to a fund that is more diversified among a number of unrelated sectors and industries.

Water-Related Issuers may be particularly susceptible to such factors as environmental protection regulatory actions, other international political and economic developments, changes in government subsidy levels, environmental conservation practices, changes in taxation and other government regulations, and increased costs associated with compliance with environmental or other regulations. There are substantial differences between the environmental and other regulatory practices and policies in various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. Other economic and market developments that may significantly affect Water-Related Issuers include, without limitation, inflation, rising interest rates, fluctuations in commodity prices, raw material costs and other operating costs, and competition from new entrants into the sector.

Some Water-Related Issuers may be influenced by technological changes. In particular, technological advances can render an existing product, which may account for a substantial portion of a company’s revenue, obsolete. Product development efforts by Water-Related Issuers may not result in viable commercial products, and some Water-Related Issuers bear higher research and development costs, which can limit their ability to maintain operations during periods of organizational growth or instability. Some Water-Related Issuers are in the early stages of operation and may have limited operating histories and smaller market capitalizations on average than companies in other sectors and industries. As a result of these and other factors, the value of investments in Water-Related Issuers tends may be more volatile than that of companies in other sectors and industries.

Climate-Related Issuers

Because the SAM Sustainable Climate Fund focuses its investments in companies that directly or indirectly have exposure to, or otherwise derive benefits from trends in, industries with exposure to climate change, events or factors affecting companies in climate change industries (i.e., climate mitigation, climate adaptation and climate response) will have a greater effect on, and may more adversely affect, the Fund than they would with respect to a fund that is more diversified among a number of unrelated sectors and industries.

Climate-Related Issuers may be particularly susceptible to such factors as environmental protection regulatory actions, other international political and economic developments, changes in government subsidy levels, environmental conservation practices, changes in taxation and other government regulations, and increased costs associated with compliance with environmental or other regulations. There are substantial differences between the environmental and other regulatory practices and policies in various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. Other economic and market developments that may significantly affect Climate-Related Issuers include, without limitation, inflation, rising interest rates, fluctuations in commodity prices, raw material costs and other operating costs, and competition from new entrants into the sector.

Many Climate-Related Issuers are newly developing and are strongly influenced by technological changes. Climate-Related Issuers can be significantly affected by the level and volatility of technological change in industries focusing on pollution and environmental control. In particular, technological advances can render an existing product, which may account for a substantial portion of a company’s revenue, obsolete. Product development efforts by Climate-Related Issuers may not result in viable commercial products, and some Climate-Related Issuers bear high research and development costs, which can limit their ability to maintain operations during periods of organizational growth or instability. Some Climate-Related Issuers are in the early stages of operation and may have limited operating histories and smaller market capitalizations on average than companies in other sectors and industries. As a result of these and other factors, the value of investments in Climate-Related Issuers tends may be more volatile than that of companies in other sectors and industries.

Mortgage-Backed Securities. Certain Funds may invest in mortgage-backed securities. Mortgage-backed securities may be issued by private companies or by agencies of the U.S. government. Mortgage-backed securities represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property.

Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgage or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only mortgage-backed securities are particularly subject to prepayment risk. A Fund may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates. Interest only instruments are particularly subject to extension risk. i.e. the risk that an issuer will exercise the rights to pay principal later than expected. This may occur when there is a rise in interest rates. Mortgage derivatives and structural securities often employ features that have the effect of leverage. As a result, small changes in interest or prepayment rates may cause large and sudden price movements, especially compared to an investment in a security that is not leveraged. Mortgage derivatives can also become illiquid and hard to value in declining markets.

Exchange-Traded Funds (ETFs). The Robeco WPG 130/30 Large Cap Core Fund and the SAM Funds each may invest up to 5% of its assets in ETFs. ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Fund will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

Other Investment Companies. Each of the Funds may invest up to 10% of its total assets in the securities of other investment companies not affiliated with their adviser, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company. Among other things, the Funds may invest in money market mutual funds for cash management purposes by “sweeping” excess cash balances into such funds until the cash is invested or otherwise utilized. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Fund.

Portfolio Turnover. Each of the Funds may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading may also increase transaction costs, which could detract from the Funds’ performance.

Securities Lending. The Funds may seek to increase its income by lending portfolio securities to institutions, such as certain broker-dealers. Portfolio securities loans are secured continuously by collateral maintained on a current basis at an amount at least equal to the market value of the securities loaned. The value of the securities loaned by a Fund will not exceed 33 1/3% of the value of the Fund’s total assets. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Temporary Investments. Each of the Funds may depart from its principal investment strategies in response to adverse market, economic, political or other conditions by taking temporary defensive positions (up to 100% of its assets) in all types of money market and short-term debt securities. If a Fund were to take a temporary defensive position, it may be unable for a time to achieve its investment objective.

Disclosure of Portfolio Holdings

Each Fund’s complete portfolio holdings, except the Robeco Boston Partners Long/Short Equity Fund and the Robeco WPG 130/30 Large Cap Core Fund, are publicly available on Robeco’s website at www.robecoinvest.com as of the end of each calendar quarter (March 31, June 30, September 30 and December 31) 30 days following the quarter end, or with respect to the SAM Sustainable Water Fund and SAM Sustainable Climate Fund, 60 days following the quarter end. The complete long positions of the Robeco Boston Partners Long/Short Equity Fund and the Robeco WPG 130/30 Large Cap Core Fund are publicly available on Robeco’s website at www.robecoinvest.com as of the end of each calendar quarter (March 31, June 30, September 30 and December 31) 30 days following the quarter end. Any postings will remain available on the website at least until the Funds file with the SEC their semi-annual or annual shareholder report or quarterly portfolio holdings report that includes such period. A further description of the Company’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

MANAGEMENT OF THE FUNDS

Investment Advisers

The Advisers provide investment management and investment advisory services to investment companies and other institutional and proprietary accounts.

Subject to the general supervision of the Company’s Board of Directors, each Adviser manages its respective Funds’ portfolios and is responsible for the selection and management of all portfolio investments of its Funds in accordance with the Funds’ investment objectives and policies.

A discussion regarding the basis for the Company’s Board of Directors approval of each Fund’s investment advisory agreement with its respective Adviser is available in the Funds’ annual report to shareholders dated August 31, 2007.

Robeco Investment Management, Inc.

Robeco, located at 909 Third Avenue, 31st Floor, New York, New York 10022, provides investment advisory services to the Robeco Boston Partners Large Cap Value Fund, Robeco Boston Partners Mid Cap Value Fund, Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners All-Cap Value Fund, Robeco Boston Partners Long/Short Equity Fund and the WPG Funds. Robeco is a subsidiary of Robeco Groep N.V., a Dutch public limited liability company (“Robeco Groep”). Effective January 1, 2007, Boston Partners Asset Management, L.L.C. (“Boston Partners”) and Weiss, Peck and Greer Investments (“WPG”), the former entities that provided investment advisory services to the Boston Partners Funds and WPG Funds, respectively, merged into and with Robeco USA, Inc., with Robeco USA, Inc. remaining as the surviving entity. All employees of Boston Partners and WPG are employees of the surviving entity as of that date. In addition, effective January 1, 2007, Robeco USA, Inc., which had been doing business under the name Robeco Investment Management, officially changed its name to Robeco Investment Management, Inc. Founded in 1929, Robeco Groep is one of the world’s oldest asset management organizations. As of September 30, 2007, Robeco Groep, through its investment management subsidiaries, had approximately $209 billion in assets under management.

Subject to the general supervision of the Company’s Board of Directors, Robeco manages the Boston Partners and WPG Funds’ portfolios and is responsible for the selection and management of all portfolio investments of the Funds in accordance with the Funds’ investment objectives and policies.

A discussion regarding the basis for the Company’s Board of Directors’ approval of each Fund’s investment advisory agreement with Robeco is available in the Funds’ annual report to shareholders dated August 31, 2007.

Sustainable Asset Management USA, Inc.

SAM, located at 909 Third Avenue, 32nd Floor, New York, NY 10022 and Seefeldstrasse 215, CH-8008 Zurich, Switzerland, provides investment advisory services to the SAM Sustainable Climate Fund and the SAM Sustainable Water Fund. SAM is an affiliate of Robeco Investment Management, Inc., and a subsidiary of Robeco Groep. SAM provides investment management and investment advisory services to other institutional and proprietary accounts. Pursuant to an investment advisory agreement with the Company, SAM is entitled to an advisory fee at the annual rate of 1.00% of each SAM Fund’s average daily net assets, computed daily and payable monthly. A discussion regarding the Board of Directors’ basis for approving the investment advisory agreement with respect to the SAM Funds is available in the SAM Funds’ semi-annual report for the period ending February 29, 2008.

SAM has contractually agreed to waive a portion of its advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses of the Funds to 1.75%, respectively, of each SAM Fund’s average daily net assets through December 31, 2011. SAM may discontinue these arrangements at any time after December 31, 2011.

Portfolio Managers

The investment results for different strategies of Robeco and SAM are not solely dependent on any one individual. There is a common philosophy and approach that is the backdrop for all of the investment strategies of Robeco and SAM. This philosophy is then executed through a very disciplined investment process managed by the designated portfolio manager for each of the strategies. This manager will be supported, not only by a secondary manager, but by Robeco’s and SAM general research staff and, very often, by dedicated analysts to the particular strategy.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Robeco Boston Partners Large Cap Value Fund

Mark E. Donovan and David J. Pyle are the primary portfolio managers for the Fund and are both senior portfolio managers of Robeco.

Mr. Donovan is Chairperson of Robeco’s Equity Strategy Committee which oversees the investment activities of Robeco’s $60 billion in large cap value institutional equity assets. Mr. Donovan joined Boston Partners (now Robeco) in 1995. Mr. Donovan holds a B.S. degree in management from Rensselaer Polytechnic Institute. He is a member of the Boston Security Analysts Society Inc., the CFA Institute and holds the Chartered Financial Analyst® designation. Mr. Donovan has twenty-six years of investment experience. Mr. Pyle is a managing director and portfolio manager. He joined Robeco in 2000. Mr. Pyle holds a B.S. degree in business administration from California State University, Chico and an M.B.A. degree from the Kenan-Flagler School of Business Administration at the University of North Carolina. He is a member of the Boston Security Analysts Society Inc., the CFA Institute and holds the Chartered Financial Analyst® designation. Mr. Pyle has twelve years of investment experience.

For the fiscal year ended August 31, 2007, the Fund paid 0.28% (expressed as a percentage of average net assets) to Robeco for its services. Had fee waivers not been in place, the Fund would have paid 0.60%.

Robeco Boston Partners Mid Cap Value Fund

Steven L. Pollack and Joseph F. Feeney, Jr. are the primary portfolio managers for the Fund and are both senior portfolio managers of Robeco.

Mr. Pollack is a member of the Robeco’s Equity Strategy Committee. He joined Boston Partners (now Robeco) in 2000. Mr. Pollack is a graduate of Georgia Institute of Technology and holds an M.B.A. degree from The Anderson School of Management at the University of California at Los Angeles. He is a member of the CFA Society of Los Angeles, the CFA Institute and holds the Chartered Financial Analyst® designation. Mr. Pollack has twenty-three years of investment experience. Mr. Feeney is Chief Investment Officer-Equities, responsible for overseeing all aspects of equity management including the firm’s Fundamental and Quantitative Research Groups. Mr. Feeney joined Robeco in 1995 and is a member of the firm’s Management Committee and Equity Strategy Committee. Mr. Feeney holds a B.S. degree in finance (Summa Cum Laude, Phi Betta Kappa) from the University of New Hampshire and an M.B.A. degree from the University of Chicago. He is a member of the Boston Security Analysts Society Inc., the CFA Institute and holds the Chartered Financial Analyst® designation. Mr. Feeney is past President of the Fixed Income Management Society of Boston. He has twenty-two years of investment experience.

For the fiscal year ended August 31, 2007, the Fund paid 0.32% (expressed as a percentage of average net assets) to the Adviser for its services. Had fee waivers not been in place, the Fund would have paid 0.80%.

Robeco Boston Partners Small Cap Value Fund II

David M. Dabora is the primary portfolio manager for the Fund.

Mr. Dabora is a senior portfolio manager of Robeco responsible for the Robeco Boston Partners Small Cap Value, Small Cap Value II, and Small/Mid Cap Value portfolios. Mr. Dabora joined the firm in 1995. Prior to taking on day-to-day responsibilities for the Small Cap Value Fund II, Mr. Dabora was an assistant portfolio manager/analyst of the premium equity product of Robeco, an all-cap value institutional product. Additionally, he was a research analyst with responsibility for a wide variety of industries. Mr. Dabora holds a B.S. degree in business administration from Pennsylvania State University and an M.B.A. degree from The Anderson School of Management at the University of California at Los Angeles. He is a member of the CFA Institute and the CFA Society of San Francisco and has twenty years of investment experience.

For the fiscal year ended August 31, 2007, the Fund paid 1.24% (expressed as a percentage of average net assets) to the Adviser for its services. Had fee waivers not been in place, the Fund would have paid 1.25%.

Robeco Boston Partners All-Cap Value Fund

Duilio Ramallo is the primary portfolio manager for the Fund.

Mr. Ramallo is a senior portfolio manager of Robeco. He is responsible for managing the Robeco Boston Partners Premium Equity portfolios. Prior to assuming this role, he was the assistant portfolio fund manager for the Robeco Boston Partners Small Cap Value portfolios and an equity analyst. Mr. Ramallo joined the firm in 1995. He holds a B.A. degree in economics/business from the University of California, Los Angeles and an M.B.A. degree from the Anderson Graduate School of Management at UCLA. Mr. Ramallo is a member of the CFA Society of Los Angeles, the CFA Institute and holds the Chartered Financial Analyst® designation. He has twelve years of investment experience.

For the fiscal year ended August 31, 2007, the Fund paid 0.00% (expressed as a percentage of average net assets) to Robeco for its services. Had fee waivers not been in place, the Fund would have paid 0.80%.

Robeco Boston Partners Long/Short Equity Fund

Robert T. Jones is the primary portfolio manager for the Fund and Mark E. Donovan is the secondary portfolio manager.

Mr. Jones is a senior portfolio manager employed by Robeco and is a member of Robeco’s Equity Strategy Committee. Mr. Jones also oversees the investment activities of Robeco’s long/short strategy products which include the fund. Mr. Jones joined the firm in 1995. Prior to taking on day-to-day responsibilities for the Long/Short Equity Fund, Mr. Jones served as portfolio manager of the large cap value and large cap focused institutional equity portfolios in addition to serving as Robeco’s Director of Research. Mr. Jones holds a B.A. degree in philosophy from Denison University. He is a member of the Boston Security Analysts Society Inc., the CFA Institute and holds the Chartered Financial Analyst® designation. Mr. Jones has nineteen years of investment experience. For information about Mr. Donovan please see the “Robeco Boston Partners Large Cap Value Fund.”

For the fiscal year ended August 31, 2007, the Fund paid 2.09% (expressed as a percentage of average net assets) to Robeco for its services. Had fee waivers not been in place, the Fund would have paid 2.25%.

Robeco WPG 130/30 Large Cap Core Fund

Easton Ragsdale and Peter Albanese serve as co-portfolio managers of the Fund and are co-Heads of Quantitative Equities of Robeco.

Since 2003, Mr. Ragsdale has served as a managing director of Robeco. Prior thereto, he spent seven years as the managing director and Associate Head of Equity of the Quantitative Research group for State Street Research and Management Co. Mr. Ragsdale holds an A.B. degree in history, an M.B.A. degree and is a Ph.D. candidate from the University of Chicago. He has twenty-five years of investment experience. Since 2003, Mr. Albanese has served as a managing director and principal of Robeco. Prior thereto, Mr. Albanese served as senior vice president of US Trust Co. of New York. He holds a BS degree in computer science from the State University of New York at Stony Brook and an MBA degree from New York University. Mr. Albanese has seventeen years of investment experience. All portfolio management responsibilities are shared between Mr. Ragsdale and Mr. Albanese. Each of the co-managers has specific sectors for which he is responsible.

For the fiscal year ended August 31, 2007, the Fund paid 0.16% (expressed as a percentage of average net assets) to Robeco for its services. Had fee waivers not been in place, the Fund would have paid 0.75%.

Robeco WPG Small Cap Value Fund

Richard Shuster and Gregory Weiss serve as co-portfolio managers.

Mr. Shuster is the senior portfolio manager. He has served as managing director of Robeco since 1999 as well as head of the Adviser’s Small Cap Value Team. He holds a B.S. degree in economics from the University of Pennsylvania. Mr. Shuster has twenty-four years of investment experience, twelve of which spent specializing in small cap equity investing. Mr. Weiss has served as managing director, portfolio manager and research analyst of Robeco since 1999. Mr. Weiss holds a B.A. degree in psychology from Cornell University. He has twelve years of investment experience. Although each manager is responsible for selecting individual securities in different sectors, Mr. Shuster has ultimate veto power and is responsible for cash weighting, sector allocations, and capitalization weightings.

For the fiscal year ended August 31, 2007, the Fund paid 0.90% (expressed as a percentage of average net assets) to Robeco for its services.

SAM Sustainable Climate Fund and SAM Sustainable Water Fund

Dieter Küffer, CFA serves as the senior portfolio manager for the SAM Sustainable Water Fund and deputy senior portfolio manager for the SAM Sustainable Climate Fund. He has been dually employed by SAM and SAM Group Holding AG, SAM’s parent company (“SAM AG”), since 2001. Prior to that Mr. Küffer led an institutional asset management team at UBS Asset Management in Zurich that was in charge of client equity mandates in Switzerland from 1994-2001. Mr. Küffer started his career at UBS in the Private Banking Division. Mr. Küffer holds a federal diploma as a Swiss- Certified Banking Expert. Mr. Küffer has a total of 19 years experience.

Dr. Thiemo Lang serves as senior portfolio manager for the SAM Sustainable Climate Fund. He has been dually employed by SAM and SAM AG, since 2007. From 2005-2007, Dr. Lang was Portfolio Manager of the Lombard Odier Darier Hentsch et Cie. (LODH) technology fund called “Infology,” where he focused on companies in the fields of energy technologies and new materials. From 1999-2005, he was technology analyst and then portfolio manager at Activest (HypoVereinsbank/Unicredit) in Munich. Alongside the (co-)management of various mutual and institutional funds, he was responsible for the conception and the launch of the “Activest Lux NanoTech.” He has a total of 8 years experience. Dr. Lang earned a PhD in Electronics/Photonics from the Polytechnic Institute of Technology (INPG), Grenoble/France, and a Diploma degree (MSc) of Electronics from the University of Stuttgart/Germany.

Rainer Baumann, CFA serves as deputy senior portfolio manager for the SAM Sustainable Water Fund. He has been dually employed by SAM and SAM AG, since 2002. Prior to that, Mr. Baumann was a portfolio manager for UBS AG where he was responsible for the management of private mandates and was a member of the investment committee in Europe. He started his career as an assistant in the bank audit department at PricewaterhouseCoopers LLP and has a total of 9 years experience. Mr. Baumann is a chartered financial analyst and holds a master’s degree in business administration from the University of Zurich.

Marketing Arrangement

On July 20, 2005, Robeco USA, L.L.C. entered into an agreement with Harbor Capital Advisors, Inc. (“Harbor”), an affiliate of the Adviser, pursuant to which Harbor will market all classes of shares of the Core Bond Fund, including the Investor Class shares, to institutional investors that utilize one or more of the investment strategies offered by Robeco USA, L.L.C. For these services, Robeco, successor to Robeco USA, L.L.C., will pay Harbor 0.10% of the net assets in the investor accounts. This fee will be calculated by Robeco on a monthly basis with the fee for each month calculated using an average of the value of the assets in investor accounts on the first business day of the month and the last business day of the month. The fee will be paid by Robeco to Harbor quarterly in arrears.

Each Adviser, or its affiliates (“Adviser”) may pay additional compensation, out of profits derived from the Adviser’s management fee and not as an additional charge to the Funds managed by the Adviser, to certain financial institutions (which may include banks, securities dealers and other industry professionals) for the sale and/or distribution of Fund shares or the retention and/or servicing of Fund investors and Fund shares (“revenue sharing”). These payments are in addition to any distribution or servicing fees payable under a 12b-l distribution and/or service plan of the Funds, any record keeping or sub-transfer agency fees payable by the Funds, or other fees described in the fee table or elsewhere in the Prospectus or SAI. Examples of “revenue sharing” payments include, but are not limited to, payment to financial institutions for “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, but not limited to, inclusion of the Funds on preferred or recommended sales lists, mutual fund “supermarket” platforms and other formal sales programs; granting the Adviser access to the financial institution’s sales force; granting the Adviser access to the financial institution’s conferences and meetings; assistance in training and educating the financial institution’s personnel; and obtaining other forms of marketing support. The level of revenue sharing payments made to financial institutions may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Funds attributable to the financial institution, or other factors as agreed to by the Adviser and the financial institution or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Adviser from time to time, may be substantial, and may be different for different financial institutions depending upon the services provided by the financial institution. Such payments may provide an incentive for the financial institution to make shares of the Funds available to its customers and may allow the Funds greater access to the financial institution’s customers.

Prior Performance of Similarly Advised Accounts

The SAM Fund’s respective portfolio managers are employees of both SAM and the SAM’s affiliate, SAM AG. The tables below present past performance information for the SAM Sustainable Water Composite (the “Water Composite”) and the SAM Sustainable Climate Composite (the “Climate Composite”). The Water Composite consists of all separate accounts and commingled accounts managed by the Sustainable Water Fund’s portfolio managers on behalf of SAM AG in a substantially similar manner as the Sustainable Water Fund. The Climate Composite consists of all separate accounts and commingled accounts managed by the Sustainable Climate Fund’s portfolio managers on behalf of SAM AG in a substantially similar manner as the Sustainable Climate Fund. All of the accounts comprising the Water Composite have substantially similar investment objectives, policies and strategies as the Sustainable Water Fund. All of the accounts comprising the Climate Composite have substantially similar investment objectives, policies and strategies as the Sustainable Climate Fund.

The information is provided to illustrate the past performance of the SAM Funds’ respective portfolio managers in managing substantially similar accounts and does not represent the performance of the Sustainable Water Fund or the Sustainable Climate Fund. Investors should not consider this performance information as a substitute for the performance of the Sustainable Water Fund or the Sustainable Climate Fund, nor should investors consider this information as an indication of the future performance of the Sustainable Water Fund or the Sustainable Climate Fund or of SAM or of SAM AG. The overall expenses of the accounts in the Water Composite and the Climate Composite are generally higher than those that would be experienced by the holders of Institutional Class shares of the Sustainable Water Fund and the

Sustainable Climate Fund, respectively, and, therefore, the performance of the Institutional Class shares of the Sustainable Water Fund and Sustainable Climate Fund would generally be higher. However, the Sustainable Water Fund’s and the Sustainable Climate Fund’s results in the future also may be different because the accounts in the Water Composite and Climate Composite, respectively, are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds under applicable U.S. securities and tax laws that, if applicable, could have adversely affected the performance of the accounts in the Water Composite and the Climate Composite. In addition, the securities held by the Sustainable Water Fund and the Sustainable Climate Fund will not be identical to the securities held by the accounts in the Water Composite and Climate Composite, respectively. The performance of each Composite is also compared to the performance of a broad-based securities benchmark index appropriate to both the Sustainable Water Fund and the Sustainable Climate Fund. The index is unmanaged and is not subject to fees and expenses typically associated with managed funds, including the Sustainable Water Fund and the Sustainable Climate Fund. Investors cannot invest directly in the index. The performance information is accompanied by additional disclosures, which are an integral part of the information.

SAM SUSTAINABLE WATER COMPOSITE

(Returns as of August 31, 2007)

Period	SAM Sustainable Water Composite Gross	SAM Sustainable Water Composite Net	MSCI World Index
3 Months (June 1, 2007 – August 31, 2007)	0.55%	0.11%	-3.04%
Year-to-Date (January 1, 2007 – August 31, 2007)	14.81%	13.50%	6.67%
1 Year	33.73%	31.46%	16.97%
3 Years	27.64%	25.47%	16.95%
5 Years	25.33%	23.19%	15.45%
Since Inception (October 1, 2001 – August 31, 2007)	20.63%	18.57%	11.09%

SAM SUSTAINABLE CLIMATE COMPOSITE

(Returns as of August 31, 2007)

Period	SAM Sustainable Climate Composite Gross	SAM Sustainable Climate Composite Net	MSCI World Index
3 Months (June I, 2007 – August 31, 2007)	2.27%	1.83%	-3.04%
Since Inception (April 1, 2007 – August 31, 2007)	13.75%	12.94%	4.07%

1	SAM AG is a Swiss-based asset manager.

2	The Water Composite is comprised of all separately managed, fully discretionary, fee-paying accounts under management with a similar investment mandate and an account market value greater than $10 million. Currently, there is one account in the Water Composite, a Luxembourg UCIT (mutual fund). The creation date of the Water Composite was October 1, 2001.

3	The Climate Composite is comprised of all separately managed, fully discretionary, fee-paying accounts under management with a substantially similar investment mandate and an account market value of greater than $10 million. Currently, there is one account in the Climate Composite, a Luxembourg UCIT (mutual fund). The creation date of the Climate Composite was April 1, 2007.

4

Composite performance was calculated using Global Investment Performance Standards (GIPS™), although the Adviser is not a GIPS-compliant firm. This method of calculating performance differs from the Securities and Exchange Commission’s standardized methodology, which may produce different results.

5	Account returns are market value weighted and calculated on a total return, time-weighted basis using trade date valuations. Returns reflect the reinvestment of dividends and other earnings and are net of commissions and transaction costs. Performance is expressed in U.S. Dollars. Performance is calculated in EUR and exchanged to U.S. Dollars using exchange rates as of the last day of the month.

6	Composite performance is presented gross and net of management fees and other expenses and includes the reinvestment of all income. The management fee schedule is as follows:

Assets from	up to:	Fee per annum
$0	$25 million	1.00%
$25 million	$50 million	0.90%
greater than	$50 million	0.80%

7	The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The performance shown for the Index is net of foreign withholding taxes.

Other Service Providers

The following chart shows the Funds’ service providers and includes their addresses and principal activities.

SHAREHOLDER INFORMATION

Pricing of Fund Shares

Institutional Class shares of the Funds (“Shares”) are priced at their net asset value (“NAV”). The NAV per share of each Fund is calculated as follows:

Value of Assets Attributable to the Institutional Class
NAV = –	Value of Liabilities Attributable to the Institutional Class

Number of Outstanding Shares of the Institutional Class

Each Fund’s NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NYSE is generally open Monday through Friday, except national holidays. The Fund will effect purchases of Fund shares at the NAV next determined after receipt of your order or request in proper form. The Fund will effect redemptions of Fund shares at the NAV next calculated after receipt of your order in proper form.

A Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price, except for the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”). Equity securities listed on NASDAQ will be valued at the official closing price. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. When prices are not available from such services or are deemed to be unreliable, securities may be valued by dealers who make markets in such securities. Foreign securities, currencies and other securities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar provided by a pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. If a Fund holds foreign equity securities, the calculation of the Fund’s NAV will not occur at the same time as the determination of the value of the foreign equities securities in the Fund’s portfolio, since these securities are traded on foreign exchanges.

If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before a Fund prices its shares. In such instances, a foreign security may be fair valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation involves the risk that the values used by a Fund to price its investments may be higher or lower than the values used by other investment companies and investors to price the same investments.

Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses).

Market Timing

In accordance with the policy adopted by the Company’s Board of Directors, the Company discourages market timing and other excessive trading practices. Purchases should be made with a view to longer-term investment only. Excessive short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by long-term shareholders. The Company and (Robeco or SAM, individually the “Adviser”) reserve the right to reject or restrict purchase requests from any investor. The Company and the Adviser will not be liable for any loss resulting from rejected purchase orders. To minimize harm to the Company and its shareholders (or the Adviser), the Company (or the Adviser) will exercise their right if, in the Company’s (or the Adviser’s) judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Company or the Adviser, has been or may be disruptive to a Fund. No waivers of the provisions of the policy established to detect and deter market timing and other excessive trading activity are permitted that would harm the Fund and its shareholders or would subordinate the interests of the Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.

To deter excessive shareholder trading, the Robeco Boston Partners Small Cap Value Fund II and the Robeco Boston Partners Long/Short Equity Fund generally charge a redemption fee of 1% and 2%, respectively, on shares redeemed that have been held for less than one year. The Robeco WPG 130/30 Large Cap Core Fund generally charges a redemption fee of 2% on shares redeemed within 60 days of purchase. The SAM Funds generally charge a redemption fee of 1% on shares redeemed within 60 days of purchase. In addition, the Funds generally limit the number of exchanges to six (6) times per year (one exchange per calendar month). For further information on redemptions and exchanges, please see the sections titled “Shareholder Information — Redemption of Fund Shares” and “Shareholder Information — Exchange Privilege.”

Pursuant to the policy adopted by the Board of Directors, the Advisers have developed criteria that they use to identify trading activity that may be excessive. Each Adviser reviews on a regular, periodic basis available information related to the trading activity in a Fund in order to assess the likelihood that the Fund may be the target of excessive trading. As part of its excessive trading surveillance process, each Adviser, on a periodic basis, examines transactions that exceed certain monetary thresholds or numerical limits within a period of time (see “Exchange Privilege” below). If, in its judgment, the Adviser detects excessive, short-term trading, the Adviser may reject or restrict a purchase request and may further seek to close an investor’s account with the Fund. Each Adviser may modify its surveillance procedures and criteria from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. Each Adviser will apply the criteria in a manner that, in the Adviser’s judgment, will be uniform. There is no assurance that an Adviser will be able to identify market timers, particularly if they are investing through intermediaries.

If necessary, the Company may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in the Company. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Company. If a financial intermediary fails to enforce the Company’s excessive trading policies, the Company may take certain actions, including terminating the relationship.

Shareholder Service Fees

The Board of Directors of the Company has adopted a Shareholder Services Plan (the “Plan”) for the Fund’s Institutional Class shares authorizing the Fund to pay securities dealers, plan administrators or other service organizations (“Service Organizations”) who agree to provide certain shareholder and administrative services to plans or plan participants holding Institutional Class shares of the Fund a service fee at an annual rate of up to 0.10% (0.25% with respect to the Robeco WPG 130/30 Large Cap Core Fund) of the average daily net asset value of Institutional Class Shares beneficially owned by such plan participants. The services provided under the Plan include acting as a shareholder of record, processing purchase and redemption orders, maintaining participant account records and answering participant questions regarding the Funds. Please find more information on Service Organizations under the section entitled “Purchase of Fund Shares — Purchases through Intermediaries” in this Prospectus.

Purchase of Fund Shares

Shares representing interests in the Funds are offered continuously for sale by PFPC Distributors, Inc. (the “Distributor”).

Purchases Through Intermediaries. Shares of the Funds may also be available through certain brokerage firms, financial institutions and other industry professionals (collectively, “Service Organizations”). Certain features of the Shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Shares are purchased directly from the Company. Therefore, you should contact the Service Organization acting on your behalf concerning the fees (if any) charged in connection with a purchase or redemption of Shares and should read this Prospectus in light of the terms governing your accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Company in accordance with their agreements with the Company or its agent and with clients or customers. Service Organizations or, if applicable, their designees that have entered into agreements with the Company or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Company’s pricing on the following Business Day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Company will be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts a purchase or redemption order in good order if the order is actually received by the Company in good order not later than the next business morning. If a purchase order is not received by the Fund in good order, PFPC Inc. (the “Transfer Agent”) will contact the financial intermediary to determine the status of the purchase order. Orders received by the Company in good order will be priced at the appropriate Fund’s NAV next computed after they are deemed to have been received by the Service Organization or its authorized designee.

The Company relies upon the integrity of Service Organizations to ensure that orders are timely and properly submitted. Each Fund cannot assure you that a Service Organization properly submitted to it all purchase and redemption orders received from the Service Organization’s customers before the time for determination of the Fund’s NAV in order to obtain that day’s price.

For administration, subaccounting, transfer agency and/or other services, Robeco may pay Service Organizations and certain recordkeeping organizations a fee (the “Service Fee”) of the average annual net asset value of accounts with the Company maintained by such Service Organization or recordkeepers. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.

General. You may also purchase Shares of each Fund at the NAV per share next calculated after your order is received by the Transfer Agent in proper form as described below. After an initial purchase is made, the Transfer Agent will set up an account for you on the Company records. The minimum initial investment and the minimum additional investment in the Funds is as follows:

	Initial Investment		Additional Investment
Boston Partners Funds	$100,000		$5,000
WPG Funds	$100,000	*	$100
SAM Funds	$100,000		$5,000

*	Shareholders of the Robeco WPG 130/30 Large Cap Core Fund and Robeco WPG Small Cap Value Funds prior to April 29, 2005 will not be subject to the minimum initial investment requirement disclosed in the above table with respect to accounts held in such shareholders’ record names prior to such date. The minimum initial investment requirement for such shareholders will be $2,500.

The minimum initial and subsequent investment requirements may be reduced or waived from time to time. For purposes of meeting the minimum initial purchase, purchases by clients which are part of endowments, foundations or other related groups may be combined. You can only purchase Shares of each Fund on days the NYSE is open and through the means described below. Shares may be purchased by principals and employees of the Adviser and its subsidiaries and by their spouses and children either directly or through any trust that has the principal, employee, spouse or child as the primary beneficiaries, their individual retirement accounts, or any pension and profit-sharing plan of the Adviser and its subsidiaries without being subject to the minimum investment limitations.

Initial Investment By Mail. An account may be opened by completing and signing the application included with this Prospectus and mailing it to the Transfer Agent at the address noted below, together with a check ($100,000 minimum) payable to the Fund. Third party checks will not be accepted.

Regular Mail:	Overnight Mail:

[name of Fund]	[name of Fund]
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9816	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427

The name of the Fund to be purchased should be designated on the application and should appear on the check. Payment for the purchase of Shares received by mail will be credited to a shareholder’s account at the NAV per share of the Fund next determined after receipt of payment in good order.

Initial Investment By Wire. Shares of each Fund may be purchased by wiring federal funds to PNC Bank, N.A. (see instructions below). A completed application must be forwarded to the Transfer Agent at the address noted above under “Initial Investment by Mail” in advance of the wire. For each Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. (Prior notification must also be received from investors with existing accounts.) Request account information and routing instructions by calling the Transfer Agent at (888) 261-4073. Funds should be wired to:

PNC Bank, N.A.

Philadelphia, Pennsylvania 19103

ABA# 0310-0005-3

Account # 86-1108-2507

F/B/O [name of fund]

Ref. (Account Number)

Shareholder or Account Name

Federal funds wire purchases will be accepted only on days when the NYSE and PNC Bank, N.A. are open for business.

Additional Investments. Additional investments may be made at any time (minimum additional investment $5,000; Robeco WPG 130/30 Large Cap Core and Robeco WPG Small Cap Value Funds $100) by purchasing Shares of any Fund at the NAV per Share of the Fund by mailing a check to the Transfer Agent at the address noted under “Initial Investment by Mail” (payable to Robeco [name of Fund]) or by wiring monies to PNC Bank, N.A. as outlined under “Initial Investment by Wire.” For each Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. Initial and additional purchases made by check cannot be redeemed until payment of the purchase has been collected. This may take up to 15 calendar days from the date of purchase.

Automatic Investment Plan. Additional investments in Shares of the Funds may be made automatically by authorizing the Transfer Agent to withdraw funds from your bank account through an Automatic Investment Plan (Boston Partners Funds and SAM Funds $5,000 minimum/ WPG Funds $50). Investors desiring to participate in an Automatic Investment Plan should call the Transfer Agent at (888) 261-4073.

Retirement Plans. Shares may be purchased in conjunction with individual retirement accounts (“IRAs”) and rollover IRAs where PFPC Trust Company acts as custodian for the Boston Partners and the SAM Funds and Mellon Bank N.A. acts as custodian for the WPG Funds. A $15.00 custodial maintenance fee is charged per IRA account per year. For further information as to applications and annual fees, contact the Transfer Agent at (888) 261-4073. To determine whether the benefits of an IRA are available and/or appropriate, you should consult with a tax advisor.

Other Purchase Information. The Company reserves the right, in its sole discretion, to suspend the offering of Shares or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Funds. Subject to Board of Directors’ discretion, Robeco and SAM will monitor each Fund’s total assets and may decide to close any of the Funds at any time to new investments or to new accounts due to concerns that a significant increase in the size of a Fund may adversely affect the implementation of the Fund’s strategy. Subject to Board of Directors’ discretion, Robeco and SAM may also choose to reopen a closed Fund to new investments at any time, and may subsequently close such Fund again should concerns regarding the Fund’s size recur. If a Fund closes to new investments, generally the closed Fund would be offered only to certain existing shareholders of the Fund and certain other persons, who are generally subject to cumulative, maximum purchase amounts, as follows:

a.	Persons who already hold Shares of the closed Fund directly or through accounts maintained by brokers by arrangement with the Company,

b.	Existing and future clients of financial advisers and planners whose clients already hold Shares of the closed Fund,

c.	Employees of the Adviser and their spouses, parents and children, and

d.	Directors of the Company.

Other persons who are shareholders of other Robeco Boston Partners Funds are not permitted to acquire Shares of the closed Fund by exchange. Distributions to all shareholders of the closed Fund will continue to be reinvested unless a shareholder elects otherwise. Both Robeco and SAM, subject to the Board of Directors’ discretion, reserve the right to implement other purchase limitations at the time of closing, including limitations on current shareholders.

Purchases of the Funds’ Shares will be made in full and fractional shares of the Fund calculated to three decimal places.

The Company’s officers are authorized to waive the minimum initial and subsequent investment requirements.

The Robeco Boston Partners Long/Short Equity Fund is closed to all purchases except purchases made by existing shareholders, employees of Robeco Investment Management, Inc. and existing and future clients of financial advisers and planners whose clients already hold shares of the Robeco Boston Partners Long/Short Equity Fund. Other persons who are shareholders of the Boston Partners, WPG or SAM Funds are permitted to acquire shares of the Robeco Boston Partners Long/Short Equity Fund by exchange.

Good Order. You must include complete and accurate required information on your purchase request. Please see “Purchase of Fund Shares” for instructions. Purchase requests not in good order may be rejected.

Customer Identification Program. Federal law requires the Company to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Company. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Company reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in a Company portfolio or to involuntarily redeem an investor’s Shares and close an account in the event that an investor’s identity is not verified. The Company and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s Shares when an investor’s identity cannot be verified.

Redemption of Fund Shares

Normally, your investment firm will send your request to redeem Shares to the Fund’s transfer agent. Consult your investment professional for more information. You can redeem some or all of your Fund Shares directly through the Fund only if the account is registered in your name. All IRA shareholders must complete an IRA withdrawal form to redeem shares from their IRA account.

You may redeem Shares of the Funds at the next NAV calculated after a redemption request is received by the Transfer Agent in proper form. You can only redeem Shares on days the NYSE is open and through the means described below.

You may redeem Shares of each Fund by mail, or, if you are authorized, by telephone (excluding retirement accounts where PFPC Trust Company acts as custodian for the Boston Partners and the SAM Funds and Mellon Bank N.A. acts as custodian for the WPG Funds). The value of Shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by a Fund. There is generally no charge for a redemption. However, with the exception of defined contribution plans, if a shareholder of the Robeco Boston Partners Small Cap Value Fund II or Robeco Boston Partners Long/Short Equity Fund redeems Shares held for less than one year, a transaction fee of 1% or 2%, respectively, of the NAV of the Shares redeemed at the time of redemption will be charged. In addition, with the exception of defined contribution plans, if a shareholder of the WPG and SAM Funds redeems Shares held for less than 60 days, a transaction fee of 2% and 1%, respectively, of the NAV of the Shares redeemed at the time of redemption will be charged. For purposes of this redemption feature, Shares purchased first will be considered to be Shares first redeemed.

Redemption By Mail. Your redemption requests should be addressed to [name of Fund], c/o PFPC Inc., P.O. Box 9816, Providence, RI 02940; for overnight delivery, requests should be addressed to [name of Fund], c/o PFPC Inc., 101 Sabin Street, Pawtucket, RI 02860-1427 and must include:

a.	Name of the Fund;

b.	Account number;

c.	Your Share certificates, if any, properly endorsed or with proper powers of attorney;

d.	A letter of instruction specifying the number of Shares or dollar amount to be redeemed, signed by all registered owners of the Shares in the exact names in which they are registered;

e.	Medallion signature guarantees are required when (i) the redemption proceeds are to be sent to someone other than the registered shareholder(s) or (ii) the redemption request is for $10,000 or more. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a Medallion Program recognized by the Securities Transfer Association. The three recognized Medallion Programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Program (MSP). Signature guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable; and

f.	Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

Redemption By Telephone. In order to request a telephone redemption, you must have returned your account application containing a telephone election. To add a telephone redemption option to an existing account, contact the Transfer Agent by calling (888) 261-4073. Please note that IRA accounts are not eligible for telephone redemptions.

Once you are authorized to utilize the telephone redemption option, a redemption of Shares may be requested by calling the Transfer Agent at (888) 261-4073 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. A wire charge of $7.50 is assessed and charged to the shareholder. If the telephone redemption option or the telephone exchange option is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent’s records of such instructions are binding and shareholders, not the Company or the Transfer Agent, bear the risk of loss in the event of unauthorized instructions reasonably believed by the Company or the Transfer Agent to be genuine. The Company and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Company and the Transfer Agent in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

Transaction Fee on Certain Redemptions of the Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners Long/Short Equity Fund, the WPG Funds and the SAM Funds

The Robeco Boston Partners Small Cap Value Fund II requires the payment of a transaction fee on redemptions of Shares held for less than one year equal to 1.00% of the NAV of such Shares redeemed at the time of redemption. The Robeco Boston Partners Long/Short Equity Fund requires the payment of a transaction fee on redemption of Shares held for less than one year equal to 2.00% of the NAV of such Shares redeemed at the time of redemption. The Robeco WPG Funds and SAM Funds require the payment of a transaction fee on redemption of Shares held for less than 60 days equal to 2.00% and 1.00% respectively of the NAV of such Shares redeemed at the time of redemption. This additional transaction fee is paid to each Fund, NOT to the Adviser, Distributor or Transfer Agent. It is NOT a sales charge or a contingent deferred sales charge. The fee does not apply to defined contribution plans or to redeemed Shares that were purchased through reinvested dividends or capital gain distributions. The additional transaction fee is intended to limit short-term trading in each Fund or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. These costs include: (i) brokerage costs; (ii) market impact costs — i.e., the decrease in market prices which may result when a Fund sells certain securities in order to raise cash to meet the redemption request; (iii) the realization of capital gains by the other shareholders in each Fund; and (iv) the effect of the “bid-ask” spread in the over-the-counter market. The transaction fee represents each Fund’s estimate of the brokerage and other transaction costs which may be incurred by each Fund in disposing of stocks in which each Fund may invest. Without the additional transaction fee, each Fund would generally be selling its shares at a price less than the cost to each Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Funds. With the additional transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions of the Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners Long/Short Equity Fund or the WPG Funds. The Funds reserve the right, at their discretion, to waive, modify or terminate the additional transaction fee.

Each Fund will use the first-in, first-out method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of Shares held in your account. The short-term redemption fee will be assessed on the net asset value of those Shares calculated at the time the redemption is effected.

Systematic Withdrawal Plan — WPG and SAM Funds. If your account has a value of at least $10,000, you may establish a Systematic Withdrawal Plan and receive regular periodic payments. A request to establish a Systematic Withdrawal Plan must be submitted in writing to the Transfer Agent at P.O. Box 9816, Providence, RI 02940. Each withdrawal redemption will be processed on or about the 25th of the month and mailed as soon as possible thereafter. There are no service charges for maintenance; the minimum amount that you may withdraw each period is $50 ($100 with respect to the SAM Funds). (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at NAV. To provide funds for payment, Shares will be redeemed in such amounts as are necessary at the redemption price. The systematic withdrawal of Shares may reduce or possibly exhaust the Shares in your account, particularly in the event of a market decline. As with other redemptions, a systematic withdrawal payment is a sale for federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the plan in effect and, while a Systematic Withdrawal Plan is in effect, you may not make periodic investments under the Automatic Investment Plan. You will receive a confirmation of each transaction and the Share and cash balance remaining in your plan. The plan may be terminated on written notice by the shareholder or by a Fund and will terminate automatically if all Shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Funds’ transfer agent at least ten Business Days prior to the end of the month preceding a scheduled payment.

Involuntary Redemption. The Funds reserve the right to redeem a shareholder’s account in any Fund at any time the value of the account in such Fund falls below $500 as the result of a redemption or an exchange request.

Shareholders will be notified in writing that the value of their account in a Fund is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed. The transaction fee applicable to the Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners Long/Short Equity Fund, the WPG Funds, and the SAM Funds will not be charged when Shares are involuntarily redeemed.

Other Redemption Information. Redemption proceeds for Shares of the Funds recently purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option.

Other than as described above, payment of the redemption proceeds will be made within seven days after receipt of an order for a redemption. The Company may suspend the right of redemption or postpone the date at times when the NYSE is closed or under any emergency circumstances as determined by the SEC.

If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a Fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder of a Fund.

Proper Form. You must include complete and accurate required information on your redemption request. Please see “Redemption of Fund Shares” for instructions. Redemption requests not in proper form may be delayed.

Exchange Privilege

The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Institutional Class Shares of any Robeco Investment Fund or SAM Fund for Institutional Class Shares of another Robeco Investment Fund or SAM Fund, up to six (6) times per year (one exchange per calendar month). Such an exchange will be effected at the NAV of the exchanged Institutional Class Shares and the NAV of the Institutional Class Shares to be acquired next determined after PFPC’s receipt of a request for an exchange. An exchange of the Robeco Boston Partners Small Cap Value Fund II or Robeco Boston Partners Long/Short Equity Fund Shares held for less than one year (with the exception of Shares purchased through dividend reinvestment or the reinvestment of capital gains) will be subject to a transaction fee of 1.00% with respect to the Robeco Boston Partners Small Cap Value Fund II and 2.00% with respect to the Robeco Boston Partners Long/Short Equity Fund. An exchange of the Robeco WPG 130/30 Large Cap Core Fund, Robeco WPG Small Cap Value Fund, and either SAM Fund held for less than 60 days (with the exception of Shares purchased through the reinvestment of dividends and/or capital gain distributions, and for the SAM Funds, with the exception of shares held by defined contribution plans) will be subject to a transaction fee of 2.00% with respect to the Robeco WPG 130/30 Large Cap Core Fund and Robeco WPG Small Cap Value Fund, and a transaction fee of 1% with respect to the SAM Funds. An exchange of Shares will be treated as a sale for federal income tax purposes. A shareholder may make an exchange by sending a written request to the Transfer Agent or, if authorized, by telephone (see “Redemption by Telephone” above). Defined contribution plans are not subject to the above exchange limitations, including any applicable redemption fee.

If the exchanging shareholder does not currently own Institutional Class Shares of the Fund, a new account will be established with the same registration, dividend and capital gain options as the account from which Shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. See “Redemption by Mail” for information on signature guarantees. The exchange privilege may be modified or terminated at any time, or from time to time, by the Funds, upon 60 days’ written notice to shareholders.

If a shareholder wants to exchange shares into a new account in a Fund, the dollar value of the Shares acquired must equal or exceed the Fund’s minimum investment requirement for a new account. If a shareholder wants to exchange shares into an existing account, the dollar value of the shares must equal or exceed the Fund’s minimum investment requirement for additional investments. If an amount remains in the Fund from which the exchange is being made that is below the minimum account value required, the account will be subject to involuntary redemption.

The Funds’ exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege, which may potentially disrupt the management of the Funds and increase transaction costs, the Funds have established a policy of limiting excessive exchange activity. Shareholders are entitled to six (6) exchange redemptions (one exchange per calendar month) from each Fund during any twelve-month period. Notwithstanding these limitations, the Funds reserve the right to reject any purchase request (including exchange purchases from other Robeco Investment Funds) that is deemed to be disruptive to efficient portfolio management.

Dividends and Distributions

Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the Fund unless a shareholder elects otherwise.

The Robeco Boston Partners Funds, the Robeco WPG 130/30 Large Cap Core Fund, the Robeco WPG Small Cap Value Fund, and the SAM Funds will declare and pay dividends from net investment income annually. Ordinary income for the Robeco WPG 130/30 Large Cap Core Fund and the Robeco WPG Small Cap Value Fund, in certain circumstances, may be “qualified dividend income” taxable to individual shareholders at a maximum 15% U.S. federal income tax rate as described below. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Funds at least annually. The estimated amount of any annual distribution will be posted to Robeco’s website at www.robecoinvest.com or a free copy may be obtained by calling (888) 261-4073.

The Funds may pay additional distributions and dividends at other times if necessary for a Fund to avoid U.S. federal tax. The Funds’ distributions and dividends, whether received in cash or reinvested in additional Fund Shares, are subject to U.S. federal income tax.

Taxes

The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Federal Taxes. Each Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as otherwise discussed below, you will be subject to federal income tax on Fund distributions regardless whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.

Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, no matter how long you have owned your Fund shares. The maximum long-term capital gain rate applicable to individuals, estates, and trusts is currently 15%. You will be notified annually of the tax status of distributions to you.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

Distributions from a Fund will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

A portion of distributions paid by a Fund to shareholders that are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations.

If you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as “buying into a dividend.”

Sales and Exchanges. You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them. (To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Backup Withholding. The Funds may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current withholding rate is 28%.

U.S. Tax Treatment of Foreign shareholders. Nonresident aliens, foreign corporations and other foreign investors in the Funds will generally be exempt from U.S. federal income tax on Fund distributions attributable to net capital gains and, for distributions attributable to the Fund’s current taxable year ending on August 31, 2008, net short-term capital gains of each Fund. Tax may apply to such capital gain distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

Fund distributions attributable to other categories of Fund income, such as dividends from portfolio companies, will generally be subject to a 30% withholding tax when paid to foreign shareholders. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits. Also, for the Funds’ taxable year ending on August 31, 2008, Fund distributions attributable to U.S.-source interest income of each Fund will be exempt from U.S. federal income tax for foreign investors, but they may need to file a federal income tax return to obtain a refund of any withholding taxes.

In subsequent taxable years, the exemption of foreign investors from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and short-term capital gains will be unavailable, but distributions attributable to long-term capital gains will continue to be exempt.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes. You may also be subject to state and local taxes on income and gain from Fund shares. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Sunset of Tax Provisions. Some of the tax provisions described above are subject to sunset provisions. Specifically, a sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at the long-term capital gain rate will change after 2010.

More information about taxes is contained in the SAI.

Multi-Class Structure

Each Fund, except the Robeco WPG Small Cap Value Fund, also offers Investor Class Shares, which are offered directly to individual investors in a separate prospectus. Shares of each class of a Fund represent equal pro rata interests in the Fund and accrue dividends and calculate NAV and performance quotations in the same manner. The performance of each class is quoted separately due to different actual expenses. The total return on Institutional Class Shares of a Fund can be expected to differ from the total return on Investor Class Shares of the same Fund. Information concerning other classes of the Funds can be requested by calling the Funds at (888) 261-4073.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS’ SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

ROBECO INVESTMENT FUNDS

(INSTITUTIONAL CLASS)

ACCOUNT APPLICATION

Please Note: Do not use this form to open a retirement plan account. For an IRA application or help with this Application, please call 1-888-261-4073.

1 Account Registration:	(Please check the appropriate box(es)) ❑ Individual ❑ Joint Tenant ❑ Other

NAME DATE OF BIRTH SOCIAL SECURITY NUMBER OR TAX ID # OF PRIMARY OWNER

NAME OF JOINT OWNER DATE OF BIRTH JOINT OWNER SOCIAL SECURITY NUMBER OR TAX ID #
For joint accounts, the account registrants will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.
GIFT TO MINOR:	❑ Uniform Gifts/Transfer to Minor’s Act
UNDER THE UGMA/UTMA (circle one)
STATE

NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED) CUSTODIAN’S SOCIAL SECURITY NUMBER** DATE OF BIRTH**

NAME OF MINOR (ONLY ONE PERMITTED) MINOR’S SOCIAL SECURITY NUMBER** DATE OF BIRTH**

CORPORATION, PARTNERSHIP, TRUST OR OTHER ENTITY:	NAME OF CORPORATION, PARTNERSHIP, OR OTHER (NAME OF LEGAL ENTITY) NAME(S) OF FIDUCIARY/ TRUSTEE(S)

TAXPAYER IDENTIFICATION NUMBER

2 Address Information:	Residency Address**: (you must provide a street address)

STREET APARTMENT NUMBER

CITY STATE ZIP CODE

DAY PHONE NUMBER EVENING PHONE NUMBER
Joint owner or Minor’s residency address

STREET APARTMENT NUMBER

CITY STATE ZIP CODE

**Identity Verification Procedures Notice. The USA PATRIOT ACT requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of all investors opening new accounts. When completing the New Account Application, you will be required to supply the Funds with certain information for all persons owning or permitted to act on an account, that will assist the Funds in verifying your identity. This includes date of birth, taxpayer identification number and street address. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if it is unable to verify a customer’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

NOT PART OF THE PROSPECTUS

Mailing Address: (you may provide a P.O. Box)

❑ CHECK HERE IF YOUR MAILING ADDRESS IS THE SAME AS YOUR RESIDENCY ADDRESS.

STREET ADDRESS, APARTMENT NUMBER OR P.O. BOX

	CITY	STATE	ZIP CODE

3 Investment Information:	Minimum initial investment of $100,000 per fund (except Core Bond). Total amount of investments $
Make check payable to Robeco Investment Funds.
Shareholders may not purchase shares of any Fund with a check issued by a third party and endorsed over to the Fund.

Robeco Boston Partners Large Cap Value Fund (70) $ Robeco Boston Partners Mid Cap Value Fund (73) $

Robeco Boston Partners Small Cap Value Fund II (77) $ Robeco Boston Partners All-Cap Value Fund (81) $

Robeco Boston Partners Long/Short Equity Fund (79) $ Robeco WPG 130/30 Large Cap Core Fund (01) $

Robeco WPG Small Cap Value Fund (02) $

SAM Sustainable Water Fund ( ) $

SAM Sustainable Climate Fund ( ) $

DISTRIBUTION OPTIONS:	Dividends: Pay by check ❑ Reinvest ❑ Capital Gains: Pay by check ❑ Reinvest ❑
NOTE: Dividends and capital gains may be reinvested or paid by check. If no options are selected above, both dividends and capital gains will be reinvested in additional Fund shares.

4 Telephone Exchange and Redemption:

To use this option, you must initial the appropriate line below.

I authorize the Transfer Agent to accept instructions from any persons to redeem or exchange shares in my account(s) by telephone in accordance with the procedures and conditions set forth in the Fund’s current prospectus.

	Individual initial	joint initial	Redeem shares, and send the proceeds to the address of record.

	Individual initial	joint initial	Exchange shares for shares of Robeco Investment Funds.

5 Automatic Investment Plan:

The Automatic Investment Plan which is available to shareholders of the Fund, makes possible regularly scheduled purchases of Fund shares to allow dollar-cost averaging. The Fund’s Transfer Agent can arrange for an amount of money selected by you to be deducted from your checking account and used to purchase shares of the Fund.

Please debit $                   (minimum $5000.00) from my checking account (named below) on or about the 20th of the month.

Please attach an unsigned, voided check.

❑ Monthly ❑ Quarterly ❑ Annually

NOT PART OF THE PROSPECTUS

BANK RECORD:	BANK NAME STREET ADDRESS OR P.O. BOX

CITY STATE ZIP CODE

BANK ABA NUMBER BANK ACCOUNT OWNER BANK ACCOUNT NUMBER
6 Signatures:

The undersigned warrants that I (we) have full authority and, if a natural person, I (we) am (are) of legal age to purchase shares pursuant to this Account Application, and I (we) have received a current prospectus for the Fund in which I (we) am (are) investing.

Under the Interest and Dividend Tax Compliance Act of 1983, the Fund is required to have the following certification:

Under penalties of perjury, I certify that:

(1)   The number shown on this form is my correct identification number (or I am waiting for a number to be issued to me), and

(2)   I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service that I am subject to 28% backup withholding as a result of a failure to report all Interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

(3)   I am a U.S. person (including a U.S. resident alien).

Note: You must cross out item (2) above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return. The Internal Revenue Service does not require your consent to any provision of this document other than the certification required to avoid backup withholding.

SIGNATURE OF APPLICANT DATE

PRINT NAME TITLE (IF APPLICABLE)

SIGNATURE OF JOINT OWNER DATE

PRINT NAME TITLE (IF APPLICABLE)

(If you are signing for a corporation, you must indicate corporate office or title. If you wish additional signatories on the account, please include a corporate resolution. If signing as a fiduciary, you must indicate capacity.)

For information on additional options, such as IRA Applications, rollover requests for qualified retirement plans, or for wire instructions, please call us at 1-888-261-4073.

	Mail completed Account Application and check to:	Robeco Investment Funds c/o PFPC Inc. P.O. Box 9816 Providence, RI 02940

	Overnight Mailing Address:	Robeco Investment Funds c/o PFPC Inc. 101 Sabin Street Pawtucket, RI 02860

NOT PART OF THE PROSPECTUS

(This Page Intentionally Left Blank.)

ROBECO INVESTMENT FUNDS

of

The RBB Fund, Inc.

(888) 261-4073

http://www.robecoinvest.com

For More Information:

This Prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Robeco Investment Funds is available free of charge, upon request, including:

Annual/Semi–Annual Reports

These reports contain additional information about each Fund’s investments, describe each Fund’s performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies that significantly affected the Funds’ performance during their last fiscal year.

The annual and semi-annual reports to shareholders may be obtained by visiting http://www.robecoinvest.com.

Statement of Additional Information

An SAI, dated December 31, 2007, has been filed with the SEC. The SAI, which includes additional information about the Robeco Investment Funds, may be obtained free of charge, along with the annual and semi–annual reports, by calling (888) 261-4073. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus (and is legally part of the prospectus). The SAI is not available on the Adviser’s website because a copy may be obtained by calling (888) 261-4073.

Shareholder Inquiries

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 6 p.m. (Eastern time) Monday–Friday. Call: (888) 261-4073 or visit the website of Robeco at http://www.robecoinvest.com.

Purchases and Redemptions

Call (888) 261-4073.

Written Correspondence

Street Address:

Robeco Investment Funds, c/o PFPC Inc., 101 Sabin Street, Pawtucket, RI 02860-1427

P.O. Box Address:

Robeco Investment Funds, c/o PFPC Inc., P.O. Box 9816, Providence, RI 02940

Securities and Exchange Commission

You may also view and copy information about the Company and the Funds, including the SAI, by visiting the SEC’s Public Reference Room in Washington, DC or the EDGAR Database on the SEC’s Internet site at www.sec.gov. You may also obtain copies of Fund documents by paying a duplicating fee and sending an electronic request to the following e-mail address: publicinfo@sec.gov, or by sending your written request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-0102. You may obtain information on the operation of the public reference room by calling the SEC at (202) 551-8090.

INVESTMENT COMPANY ACT FILE NO. 811–05518

Investor Class

Robeco Investment Funds

of The RBB Fund, Inc.

Prospectus

December 31, 2007

(As revised May 6, 2008)

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Robeco Boston Partners Large Cap Value Fund

Robeco Boston Partners Mid Cap Value Fund

Robeco Boston Partners Small Cap Value Fund II

Robeco Boston Partners All-Cap Value Fund

Robeco Boston Partners Long/Short Equity Fund

Robeco WPG 130/30 Large Cap Core Fund

(formerly Robeco WPG Large Cap Growth Fund)

SAM Sustainable Climate Fund

SAM Sustainable Water Fund

The securities described in this prospectus have been registered with the Securities and Exchange Commission (“SEC”). The SEC, however, has not judged these securities for their investment merit and has not determined the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a criminal offense.

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A look at the investment objectives, strategies, risks, expenses and financial history of each of the Robeco Investment Funds.

Details about the Robeco Investment Funds’ service providers.

Policies and instructions for opening, maintaining and closing an account in any of the Robeco Investment Funds.

INTRODUCTION3

DESCRIPTIONS OF THE ROBECO INVESTMENT FUNDS

Robeco Boston Partners Large Cap Value Fund4

Robeco Boston Partners Mid Cap Value Fund9

Robeco Boston Partners Small Cap Value Fund II14

Robeco Boston Partners All-Cap Value Fund20

Robeco Boston Partners Long/Short Equity Fund26

Robeco WPG 130/30 Large Cap Core Fund32

SAM Sustainable Climate Fund38

SAM Sustainable Water Fund42

Additional Information About the Funds’ Investments and Risks46

Disclosure of Portfolio Holdings49

MANAGEMENT OF THE FUNDS

Investment Advisers50

Portfolio Managers50

Other Service Providers55

SHAREHOLDER INFORMATION

Pricing of Fund Shares56

Market Timing56

Purchase of Fund Shares57

Redemption of Fund Shares60

Exchange Privilege62

Dividends and Distributions62

Taxes63

Multi-Class Structure64

FOR MORE INFORMATIONBack Cover

2

INTRODUCTION

This Prospectus is intended to provide you with the information you need to make an informed decision about whether to invest in the Investor Class of the Robeco Investment Funds of The RBB Fund, Inc. (the “Company”).

The eight mutual funds of the Company offered by this Prospectus represent interests in the Robeco Boston Partners Large Cap Value Fund, Robeco Boston Partners Mid Cap Value Fund, Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners All-Cap Value Fund, Robeco Boston Partners Long/Short Equity Fund (collectively, the “Boston Partners Funds”), Robeco WPG 130/30 Large Cap Core Fund (the “WPG Fund”), SAM Sustainable Climate Fund and SAM Sustainable Water Fund (together the “SAM Funds”) (the Boston Partners Funds, the WPG Fund and the SAM Funds are collectively referred to as the “Funds”). Robeco Investment Management, Inc. (“Robeco”) provides investment advisory services to the Boston Partners Funds and WPG Fund. Sustainable Asset Management USA, Inc. (“SAM”) provides investment advisory services to the SAM Funds.

This Prospectus has been organized so that each Fund has its own short section with important facts about the investment objectives, strategies, risks, expenses and financial history of the particular Fund. Once you read the sections about the Funds, read the “Purchase of Fund Shares” and “Redemption of Fund Shares” sections. These two sections apply to all the Funds offered by this Prospectus.

Currently, the Robeco Boston Partners Long/Short Equity Fund is closed to all purchases except purchases made by existing shareholders, employees of Robeco Investment Management, Inc. and their spouses, parents and children, and existing and future clients of financial advisers and planners whose clients already hold shares of the Robeco Boston Partners Long/Short Equity Fund. Please read “Other Purchase Information” beginning on page 65 for more information.

3

ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND

IMPORTANT DEFINITIONS

Equity Security: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

Market Capitalization: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Value Characteristics: Stocks are generally divided into the categories of “growth” or “value.” Value stocks appear to Robeco to be undervalued by the market as measured by certain financial formulas. Growth stocks appear to Robeco to have earnings growth potential that is greater than the market in general, and whose growth in revenue is expected to continue for an extended period of time.

Earnings Growth: The increased rate of growth in a company’s earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth generally causes share prices to increase.

Investment Objective

The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

Principal Investment Strategies

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by Robeco as having value characteristics. The Fund will notify shareholders 60 days in advance of any change to this policy.

Robeco examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return on equity and earnings growth and cash flow. Robeco selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund may also invest up to 20% of its total assets in non U.S. dollar-denominated securities.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

While Robeco intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. Robeco will determine when market conditions warrant temporary defensive measures.

Principal Risks

•

At least 80% of the Fund’s net assets will be invested under normal market conditions in a diversified portfolio of equity securities, and the net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions.

•	Investors may lose money.

•	Although the Fund will invest in stocks Robeco believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

•

The Fund may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund’s assets are invested in cash or these instruments, the Fund may not achieve its investment objective.

•

International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

4

•

If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 125%; however, it may be higher if Robeco believes it will improve the Fund’s performance.

•

IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, Robeco cannot guarantee continued access to IPOs.

•

Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

Risk/Return Information

The chart below illustrates the long-term performance of the Robeco Boston Partners Large Cap Value Fund’s Investor Class. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced.

Total Returns for the Calendar Years Ended December 31:

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:            14.95% (quarter ended 6/30/2003)

Worst Quarter:       (18.14)% (quarter ended 9/30/2002)

Year-to-date total return for the nine months ended September 30, 2007: 8.23%.

5

Average Annual Total Returns

The table below compares average annual total returns of the Fund’s Investor Class both before and after taxes for the past calendar year, past five calendar years and since inception to the average annual total returns of broad-based securities market indices for the same periods. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the one year, five year and since inception periods compare with those of broad measures of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future.

	Average Annual Total Returns for the Periods Ended December 31, 2006
	1 Year	5 Years	Since Inception (1)
Robeco Boston Partners Large Cap Value Fund
Return Before Taxes	19.39%	8.96%	9.68%
Return After Taxes on Distributions	17.04%	7.85%	8.06%
Return After Taxes on Distributions and Sale of Fund Shares	13.76%	7.39%	7.65%
S&P 500® Index (reflects no deduction for fees, expenses or taxes) (2)	15.80%	6.19%	6.24%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) (3)	22.25%	10.86%	10.65%

(1)	Commenced operations on January 16, 1997.

(2)

The S&P 500® Index is an unmanaged index composed of 500 common stocks, classified in eleven industry sectors, which represent approximately 75% of the U.S. equities market. The S&P 500® Index assigns relative values to the stocks included in the index, weighted according to each stock’s total market value relative to the total market value of the other stocks included in the index. As of September 30, 2007, the market capitalization range of the companies in the S&P 500® Index is $1.33 billion to $513.3 billion. Please note that this range is as of a particular point in time and is subject to change.

(3)

The Russell 1000® Value Index is not the primary benchmark of the Fund. Results of the index’s performance are presented for general comparative purposes. The Russell 1000® Value Index is an unmanaged index composed of the 1,000 largest securities in the Russell 3000® Index as ranked by total market capitalization. This index is segmented into growth and value categories. As of November 30, 2007, the market capitalization range of the companies in the Russell 1000® Value Index is $703 million to $502.2 billion. Please note that this range is as of a particular point in time and is subject to change. The Russell 1000® Value Index contains stocks from the Russell 3000® with less than average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values. The Russell 1000® Value Index is a registered trademark of the Frank Russell Corporation.

6

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund. The table is based on expenses for the Investor Class of the Fund for the fiscal year ended August 31, 2007.

Investor Class
Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)

Management fees	0.60%
Distribution (12b-1) fees	0.25%
Other Expenses (1)	0.47%

Total annual Fund operating expenses	1.32%
Fee waivers (2)	(0.32)%

Net expenses	1.00%

*	Shareholders requesting redemptions by wire are charged a transaction fee of $7.50. A $15.00 custodial maintenance fee is charged per IRA account per year.

(1)	“Other expenses” include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Investor Class.

(2)	Robeco has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Fund’s Total annual Fund operating expenses (other than brokerage commissions, extraordinary items, interest or taxes) exceeds 1.00% of the Fund’s average daily net assets through December 31, 2011. Robeco may not recoup any of its waived investment advisory fees.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years**	10 Years**
Investor Class	$102	$318	$591	$1,478

**	The waiver and reimbursement arrangement agreed to by Robeco, if not extended, will terminate on December 31, 2011. Thus, the 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first three years.

7

FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. The information for the fiscal year ended August 31, 2007 has been derived from the Fund’s financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2007 and is available free of charge upon request (see back cover for ordering instructions). The information for periods prior to the fiscal year ended August 31, 2007 was audited by PricewaterhouseCoopers LLP, the Fund’s former independent registered public accounting firm, whose report on the financial statements, included in the Fund’s annual report to shareholders for the fiscal year ended August 31, 2006, is incorporated by reference into the Statement of Additional Information.

	Large Cap Value Fund
	For the Year Ended August 31,
	2007	2006	2005	2004	2003
	Investor Class
Per Share Operating Performance
Net asset value, beginning of period	$14.77	$15.22	$12.86	$11.01	$10.50

Net investment income	0.15 *	0.13 *	0.08 *	0.05 *	0.07 *
Net realized and unrealized gain/(loss) on investments	2.07	1.57	2.36	1.88	0.57
Dividends to shareholders from:
Net investment income	(0.13)	(0.13)	(0.08)	(0.08)	(0.04)
Net realized capital gains	(1.24)	(2.02)	—	—	(0.09)

Total dividends and distributions to shareholders	(1.37)	(2.15)	(0.08)	(0.08)	(0.13)

Net asset value, end of period	$15.62	$14.77	$15.22	$12.86	$11.01

Total investment return (1)	15.45%	12.14%	19.04%	17.53%	6.22%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,622	$21,114	$12,827	$8,112	$5,116
Ratio of expenses to average net assets	1.00%	1.11%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets without waivers and expense reimbursements	1.32%	1.46%	1.61%	1.47%	1.66%
Ratio of net investment income to average net assets	0.95%	0.87%	0.53%	0.43%	0.66%
Portfolio turnover rate	61.70%	58.04%	76.91%	47.21%	81.13%

*	Calculated based on average shares outstanding for the period.

(1)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and will include reinvestments of dividends and distributions, if any.

8

ROBECO BOSTON PARTNERS MID CAP VALUE FUND

IMPORTANT DEFINITIONS

Equity Security: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

Market Capitalization: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Value Characteristics: Stocks are generally divided into the categories of “growth” or “value.” Value stocks appear to Robeco to be undervalued by the market as measured by certain financial formulas. Growth stocks appear to Robeco to have earnings growth potential that is greater than the market in general, and whose growth in revenue is expected to continue for an extended period of time.

Earnings Growth: The increased rate of growth in a company’s earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth generally causes share prices to increase.

Investment Objective

The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

Principal Investment Strategies

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations and identified by Robeco as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the Fund makes the investment, similar to the market capitalization of companies in the Russell Midcap® Value Index, which is comprised of those companies in the Russell Midcap® Index with lower price to book ratios and lower forecasted growth values and with a market capitalization range, as of November 30, 2007, between $703 million and $30.8 billion. Please note that this range is as of a particular point in time and is subject to change. The Fund will notify shareholders 60 days in advance of any change in the 80% policy stated above.

Robeco examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals such as return on equity, and earnings growth and cash flow. Robeco selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund may also invest up to 20% of its total assets in non U.S. dollar-denominated securities.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

While Robeco intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. Robeco will determine when market conditions warrant temporary defensive measures.

Principal Risks

•

At least 80% of the Fund’s net assets will be invested under normal market conditions in a diversified portfolio of equity securities, and the net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions.

•	Investors may lose money.

•	Although the Fund will invest in stocks Robeco believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

•

International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

•

The Fund may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments. The value of money market instruments tends to

9

fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund’s assets are invested in cash or these instruments, the Fund may not achieve its investment objective.

•

If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 150%; however, it may be higher if Robeco believes it will improve the Fund’s performance.

•

IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, Robeco cannot guarantee continued access to IPOs.

•

Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

•

Securities of companies with mid-size capitalizations tend to be riskier than securities of companies with large capitalizations. This is because mid cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of mid cap companies tend to be less certain than large cap companies, and the dividends paid mid cap stocks are frequently negligible. Moreover, mid cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of mid cap companies tend to be more volatile than those of large cap companies.

Risk/Return Information

The chart below illustrates the long-term performance of the Robeco Boston Partners Mid Cap Value Fund’s Investor Class. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:            18.74% (quarter ended June 30, 2003)

Worst Quarter:       (20.89)% (quarter ended September 30, 1998)

Year-to-date total return for the nine months ended September 30, 2007: 9.58%.

10

Average Annual Total Returns

The table below compares the average annual total returns of the Fund’s Investor Class both before and after taxes for the past calendar year, past five years and since inception to the average annual total returns of broad-based securities market indices for the same periods. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the one year, five year and since inception periods compare with those of broad measures of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future.

	Average Annual Total Returns for the Periods Ended December 31, 2006
	1 Year	5 Years	Since Inception (1)
Robeco Boston Partners Mid Cap Value Fund
Returns Before Taxes	16.76%	12.46%	9.63%
Returns After Taxes on Distributions	10.67%	9.91%	7.48%
Returns After Taxes on Distributions and Sale of Fund Shares	16.24%	10.13%	7.51%
Russell 2500™ Index (reflects no deduction for fees, expenses or taxes) (2) (4)	16.17%	12.19%	11.00%
Russell 2500™ Value Index (reflects no deduction for fees, expenses or taxes) (3) (4)	20.18%	15.51%	13.21%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) (4)	20.22%	15.88%	13.11%

(1)	Commenced operations on June 2, 1997.

(2)

The Russell 2500™ Index is an unmanaged index (with no defined investment objective) of common stocks that is constructed to provide a comprehensive barometer for the small to mid-cap segment of the market. It includes reinvestment of dividends and is a registered trademark of the Frank Russell Corporation. It includes the smallest 2500 securities in the Russell 3000. As of November 30, 2007, the market capitalization range of the companies in the Russell 2500™ Index is $19 million to $18.2 billion. Please note that this range is as of a particular point in time and is subject to change.

(3)

The Russell 2500™ Value Index contains stocks from the Russell 2500™ Index with less than average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values. As of November 30, 2007, the market capitalization range of the companies in the Russell 2500™ Value Index is $19 million to $7.7 billion. Please note that this range is as of a particular point in time and is subject to change. The Russell 2500™ Value Index is a registered trademark of the Frank Russell Corporation.

(4)

The Russell Midcap® Value Index contains stocks from the Russell Midcap® Index with lower price-to-book ratios and lower forecasted growth values. As of November 30, 2007, the market capitalization range of the companies in the Russell Midcap® Value Index is $703 million to $30.8 billion. Please note this range is as of a particular point in time and is subject to change. The Fund has changed the benchmark indices from the Russell 2500™ Index and Russell 2500™ Value Index to the Russell Midcap® Value Index because the Russell Midcap® Value Index more appropriately reflects the types of securities held in the Fund’s portfolio and provides better comparative performance information.

11

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund. The table is based on expenses for the Investor Class of the Fund for the fiscal year ended August 31, 2007.

Investor Class
Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)

Management fees	0.80%
Distribution (12b-1) fees	0.25%
Other expenses (1)	0.68%

Total annual Fund operating expenses	1.73%
Fee waivers (2)	(0.48)%

Net expenses	1.25%

*	Shareholders requesting redemptions by wire are charged a transaction fee of $7.50. A $15.00 custodial maintenance fee is charged per IRA account per year.

(1)	“Other expenses” include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Investor Class.

(2)	Robeco has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Fund’s Total annual Fund operating expenses (other than brokerage commissions, extraordinary items, interest or taxes) exceeds 1.25% of the Fund’s average daily net assets through December 31, 2011. Robeco may not recoup any of its waived investment advisory fees.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years**	10 Years**
Investor Class	$127	$397	$743	$1,885

**	The waiver and reimbursement arrangement agreed to by Robeco, if not extended, will terminate on December 31, 2011. Thus, the 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first three years.

12

FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. The information for the fiscal year ended August 31, 2007 has been derived from the Fund’s financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2007 and is available free of charge upon request (see back cover for ordering instructions). The information for periods prior to the fiscal year ended August 31, 2007 was audited by PricewaterhouseCoopers LLP, the Fund’s former independent registered public accounting firm, whose report on the financial statements, included in the Fund’s annual report to shareholders for the fiscal year ended August 31, 2006, is incorporated by reference into the Statement of Additional Information.

	Mid Cap Value Fund
	For the Year Ended August 31,
	2007	2006	2005	2004	2003
	Investor Class
Per Share Operating Performance
Net asset value, beginning of period	$12.81	$13.80	$13.02	$11.43	$9.58

Net investment income/(loss)	0.02 *	(0.01)*	— (2)	(0.02)*	0.02 *
Net realized and unrealized gain/(loss) on investments	2.39	0.87	3.13	1.65	1.83
Dividends to shareholders from:
Net investment income	—	—	—	(0.04)	—
Net realized capital gains	(4.06)	(1.85)	(2.35)	—	—

Total dividends and distributions to shareholders	(4.06)	(1.85)	(2.35)	(0.04)	—

Net asset value, end of period	$11.16	$12.81	$13.80	$13.02	$11.43

Total investment return (1)	21.02%	6.59%	25.47%	14.08%	19.31%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,778	$5,334	$4,462	$2,819	$3,159
Ratio of expenses to average net assets	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets without waivers and expense reimbursements	1.73%	1.70%	1.56%	1.51%	1.65%
Ratio of net investment income to average net assets	0.14%	(0.04)%	(0.22)%	(0.18)%	0.21%
Portfolio turnover rate	88.80%	97.30%	74.08%	67.40%	77.87%

*	Calculated based on average shares outstanding for the period.

(1)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and will include reinvestments of dividends and distributions, if any.

(2)	Amount is less than $0.01 per share.

13

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II

IMPORTANT DEFINITIONS

Equity Security: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

Market Capitalization: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Value Characteristics: Stocks are generally divided into the categories of “growth” or “value.” Value stocks appear to Robeco to be undervalued by the market as measured by certain financial formulas. Growth stocks appear to Robeco to have earnings growth potential that is greater than the market, and whose growth in revenue is expected to continue for an extended period of time.

Earnings Growth: The increased rate of growth in a company’s earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth generally causes share prices to increase.

Investment Objectives

The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

Principal Investment Strategies

The Fund pursues its objectives by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with small market capitalizations and identified by Robeco as having value characteristics. A small market capitalization issuer generally is considered to be one whose market capitalization is, at the time the Fund makes the investment, similar to the market capitalization of companies in the Russell 2000® Value Index. This is comprised of the 2000 smallest companies in the Russell 3000® Index and with a market capitalization range, as of November 30, 2007, between $19 million and $7.6 billion. Please note that this range is as of a particular point in time and is subject to change. The Fund will notify shareholders 60 days in advance of any change in the 80% policy stated above.

The Fund generally invests in the equity securities of small companies. Robeco will seek to invest in companies it considers to be well managed and to have attractive fundamental financial characteristics. Robeco believes greater potential for price appreciation exists among small companies since they tend to be less widely followed by other securities analysts’ and thus may be more likely to be undervalued by the market. The Fund may invest from time to time a portion of its assets, not to exceed 20% (under normal conditions) at the time of purchase, in companies with larger market capitalizations.

Robeco examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals such as return on equity, earnings growth and cash flow. Robeco selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund may also invest up to 25% of its total assets in non U.S. dollar-denominated securities.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPOs”). An IPO is a company’s first offering of stock to the public.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

While Robeco intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. Robeco will determine when market conditions warrant temporary defensive measures.

Principal Risks

•

At least 80% of the Fund’s net assets will be invested under normal market conditions in a diversified portfolio of equity securities, and the net asset value (“NAV”) of the Fund will fluctuate with changes in the market value of its portfolio positions.

•	Investors may lose money.

•	Although the Fund will invest in stocks Robeco believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

14

•

The Fund may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund’s assets are invested in cash or these instruments, the Fund may not achieve its investment objective.

•

International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

•

The Fund will invest in smaller issuers which are more volatile and less liquid than investments in issuers with a market capitalization greater than $1.5 billion. Small market capitalization issuers are not as diversified in their business activities as issuers with market values greater than $1.5 billion and are more susceptible to changes in the business cycle.

•

The small capitalization equity securities in which the Fund invests will often be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in Robeco’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

•

If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 175%; however, it may be higher if Robeco believes it will improve the Fund’s performance.

•

Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

•

IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, Robeco cannot guarantee continued access to IPOs.

15

Risk/Return Information

The chart below illustrates the long-term performance of the Robeco Boston Partners Small Cap Value Fund II’s Investor Class. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:         29.19% (quarter ended June 30, 2003)

Worst Quarter:    (21.19)% (quarter ended September 30, 2002)

Year-to-date total return for the nine months ended September 30, 2007: (2.15)%.

16

Average Annual Total Returns

The table below compares the average annual total returns of the Fund’s Investor Class both before and after taxes for the past calendar year, past five calendar years and since inception to the average annual total returns of a broad-based securities market index for the same periods. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the one year, five year and since inception periods compare with those of a broad measure of market performance. Past performance is not necessarily an indicator of how the Fund will perform in the future.

	Average Annual Total Returns for the Periods Ended December 31, 2006
	1 Year	5 Years	Since Inception (1)
Robeco Boston Partners Small Cap Value Fund II
Returns Before Taxes	15.66%	13.24%	15.63%
Returns After Taxes on Distributions	12.80%	11.57%	14.43%
Returns After Taxes on Distributions and Sale of Fund Shares	13.27%	11.19%	13.68%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) (2)	23.48%	15.37%	11.51%

(1)	Commenced operations on July 1, 1998.

(2)

The Russell 2000® Value Index is an unmanaged index that contains stocks from the Russell 2000® Index with less than average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values. As of November 30, 2007, the market capitalization range of the companies in the Russell 2000® Value Index is $19 million to $5.2 billion. Please note that this range is as of a particular point in time and is subject to change. The Russell 2000® Value Index is a registered trademark of the Frank Russell Corporation.

17

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund. The table is based upon expenses for the Fund for the fiscal year ended August 31, 2007 and has been restated to reflect current expenses.

Investor Class
Shareholder Fees (fees paid directly from your investment)

Maximum sales charge imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends	None
Redemption Fee (1)	1.00%
Exchange Fee	None

Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)

Management fees	1.00%
Distribution (12b-1) fees	0.25%
Other Expenses (2)	0.31%

Total annual Fund operating expenses	1.56%
Fee waivers and expense reimbursements (3)	(0.01)%

Net expenses	1.55%

* Shareholders	requesting redemptions by wire are charged a transaction fee of $ 7.50. A $ 15.00 custodial maintenance fee is charged per IRA account per year.

(1)	To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.00% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.

(2)	“Other expenses” include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Investor Class.

(3)	Robeco has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Fund’s Total annual Fund operating expenses (other than brokerage commissions, extraordinary items, interest or taxes) exceeds 1.55% of the Fund’s average daily net assets through December 31, 2011. Robeco may not recoup any of its waived investment advisory fees.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Year	5 Year**	10 Year**
Investor Class	$259	$490	$846	$1,853

**	The waiver and reimbursement arrangement agreed to by Robeco, if not extended, will terminate on December 31, 2011. Thus, the 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first three years.

18

FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. The information for the fiscal year ended August 31, 2007 has been derived from the Fund’s financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2007 and is available free of charge upon request (see back cover for ordering instructions). The information for periods prior to the fiscal year ended August 31, 2007 was audited by PricewaterhouseCoopers LLP, the Fund’s former independent registered public accounting firm, whose report on the financial statements, included in the Fund’s annual report to shareholders for the fiscal year ended August 31, 2006, is incorporated by reference into the Statement of Additional Information.

	Small Cap Value Fund II
	For the Year Ended August 31,
	2007	2006	2005	2004	2003
	Investor Class
Per Share Operating Performance
Net asset value, beginning of period	$22.40	$24.35	$22.53	$20.00	$15.61

Net investment income/(loss)	(0.07)**	(0.13)**	(0.17)	(0.18)**	(0.12)**
Net realized and unrealized gain/(loss) on investments	2.37	1.54	5.01	2.90	4.49
Dividends to shareholders from:
Net investment income	(0.02)	—	—	—	—
Net realized capital gains	(3.67)	(3.36)	(3.03)	(0.20)	— (3)

Total dividends and distributions to shareholders	(3.69)	(3.36)	(3.03)	(0.20)	— (3)

Redemption fees	0.01	— (3)	0.01	0.01	0.02

Net asset value, end of period	$21.02	$22.40	$24.35	$22.53	$20.00

Total investment return (1) (2)	10.26%	6.12%	22.32%	13.69%	28.16%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$154,546	$230,362	$274,648	$327,569	$279,593
Ratio of expenses to average net assets	1.80%	1.77%	1.78%	1.74%	1.80%
Ratio of expenses to average net assets without waivers and expense reimbursements	1.81%	1.78%	1.79%	1.74%	2.04%
Ratio of net investment income to average net assets	(0.32)%	(0.58)%	(0.64)%	(0.77)%	(0.77)%
Portfolio turnover rate	46.19%	33.60%	37.61%	47.06%	72.72%

**	Calculated based on average shares outstanding for the period.

(1)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and will include reinvestments of dividends and distributions, if any.

(2)	Redemption fees are reflected in total return calculations.

(3)	Amount is less than $0.01 per share.

19

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND

IMPORTANT DEFINITIONS

Equity Security: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

Market Capitalization: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Value Characteristics: Stocks are generally divided into the categories of “growth” or “value.” Value stocks appear to Robeco to be undervalued by the market as measured by certain financial formulas. Growth stocks appear to Robeco to have earnings growth potential that is greater than the market, and whose growth in revenue is expected to continue for an extended period of time.

Earnings Growth: The increased rate of growth in a company’s earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth generally causes share prices to increase.

Investment Objective

The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

Principal Investment Strategies

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers across the capitalization spectrum and identified by Robeco as having value characteristics. The Fund will notify shareholders 60 days in advance of any change to this policy.

Robeco examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return on equity and earnings growth and cash flow. Robeco selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund may also invest up to 20% of its total assets in non U.S. dollar denominated securities.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

The Fund may invest up to 10% of its net assets in securities that can be converted into common stock, such as certain debt securities and preferred stock.

The Fund may hedge overall portfolio exposure up to 40% of its net assets through the purchase and sale of index and individual put and call options.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry.

While Robeco intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. Robeco will determine when market conditions warrant temporary defensive measures.

Principal Risks

•

At least 80% of the Fund’s net assets will be invested under normal market conditions in a diversified portfolio of equity securities, and the net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions.

•	Investors may lose money.

•	Although the Fund will invest in stocks Robeco believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

•

The Fund may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund’s assets are invested in cash or these instruments, the Fund may not achieve its investment objective.

20

•

International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

•

Investing in securities of companies with micro, small or mid-sized capitalizations tends to be riskier than investing in securities of companies with large capitalizations. Securities of companies with micro, small and mid-sized capitalizations tend to be more volatile than those of large cap companies and, on occasion, may fluctuate in the opposite direction of large cap company securities or the broader stock market averages.

•

Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

•

The small capitalization equity securities in which the Fund invests will often be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in Robeco’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

•

If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 125%; however, it may be higher if Robeco believes it will improve the Fund’s performance.

•

An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may “cover” a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if Robeco is incorrect in its expectation of price fluctuations.

•

Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

•

IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, Robeco cannot guarantee continued access to IPOs.

21

Risk/Return Information

The chart below illustrates the long-term performance of the Robeco Boston Partners All-Cap Value Fund’s Investor Class. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:         18.47% (quarter ended 6/30/2003)

Worst Quarter:     (4.36)% (quarter ended 3/31/2003)

Year-to-date total return for the nine months ended September 30, 2007: 5.70%.

22

Average Annual Total Returns

The table below compares the average annual total returns of the Fund’s Investor Class both before and after taxes for the past calendar year and since inception to the average annual total returns of a broad-based securities market index for the same periods. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future.

	Average Annual Total Returns for the Periods Ended December 31, 2006
	1 Year	Since Inception (1)
Robeco Boston Partners All-Cap Value Fund
Return Before Taxes	17.41%	15.93%
Return After Taxes on Distributions	15.61%	14.98%
Return After Taxes on Distributions and Sale of Fund Shares	12.82%	13.71%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes) (2)	22.34%	13.51%

(1)	Commenced operations on July 1, 2002.

(2)

The Russell 3000® Value Index is an unmanaged index that measures the performance of those Russell 3000® Index companies that typically display lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000® Value or the Russell 2000® Value indices. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of November 30, 2007, the market capitalization range of the companies in the Russell 3000® Value Index is $19 million to $502.2 billion. Please note that this range is as of a particular point in time and is subject to change. The Russell 3000® Value Index is a registered trademark of the Frank Russell Corporation.

23

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund. The table is based upon expenses for the Investor Class of the Fund for the fiscal year ended August 31, 2007.

Investor Class
Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)

Management fees	0.80%
Distribution (12b-1) fees	0.25%
Other Expenses (1)	1.44%

Total annual Fund operating expenses	2.49%
Fee waivers (2)	(1.29)%

Net expenses (includes dividend expenses on short sales)	1.20%

*	Shareholders requesting redemptions by wire are charged a transaction fee of $7.50. A $15.00 custodial maintenance fee is charged per IRA account per year.

(1)	“Other expenses” include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Investor Class.

(2)	Robeco has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Fund’s Total annual Fund operating expenses (other than short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) exceeds 1.20% of the Fund’s average daily net assets through December 31, 2011. Robeco may not recoup any of its waived investment advisory fees.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years**	10 Years**
Investor Class	$122	$381	$812	$2,462

**	The waiver and reimbursement arrangement agreed to by Robeco, if not extended, will terminate on December 31, 2011. Thus, the 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first three years.

24

FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. The information for the fiscal year ended August 31, 2007 has been derived from the Fund’s financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2007 and is available free of charge upon request (see back cover for ordering instructions). The information for periods prior to the fiscal year ended August 31, 2007 was audited by PricewaterhouseCoopers LLP, the Fund’s former independent registered public accounting firm, whose report on the financial statements, included in the Fund’s annual report to shareholders for the fiscal year ended August 31, 2006, is incorporated by reference into the Statement of Additional Information.

	All-Cap Value Fund
	For the Year Ended August 31,
	2007	2006	2005	2004	2003
	Investor Class
Per Share Operating Performance
Net asset value, beginning of period	$15.63	$15.49	$13.26	$10.80	$9.44

Net investment income/(loss)	0.11 *	0.11 *	0.03	0.02	0.04
Net realized and unrealized gain/(loss) on investments	2.06	1.03	2.83	2.48	1.34
Dividends to shareholders from:
Net investment income	(0.09)	(0.05)	(0.03)	(0.04)	(0.02)
Net realized capital gains	(1.30)	(0.95)	(0.60)	—	—

Total dividends and distributions to shareholders	(1.39)	(1.00)	(0.63)	(0.04)	(0.02)

Net asset value, end of period	$16.41	$15.63	$15.49	$13.26	$10.80

Total investment return (1)	14.16%	7.72%	22.06%	23.13%	14.63%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,021	$3,739	$2,840	$649	$106
Ratio of expenses to average net assets	1.20%	1.34%	1.50%	1.50%	1.50%
Ratio of expenses to average net assets without waivers and expense reimbursements	2.49%	3.19%	4.04%	5.84%	9.88%
Ratio of net investment income to average net assets	0.67%	0.69%	0.20%	0.14%	0.41%
Portfolio turnover rate	45.26%	51.10%	28.72%	27.40%	38.36%

*	Calculated based on average shares outstanding for the period.

(1)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and will include reinvestments of dividends and distributions, if any.

25

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND

IMPORTANT DEFINITIONS

Equity Security: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

Total Return: A way of measuring Fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

Short Sale: A sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Fund will make a profit by purchasing the security in the open market at a lower price than the one at which it sold the security. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

Short-Term Cash Instruments: These temporary investments include notes issued or guaranteed by the U.S. government, its agencies or instrumentalities; commercial paper rated in the two highest rating categories; certificates of deposit; repurchase agreements and other high-grade corporate debt securities.

Federal Funds Rate: The rate of interest charged by a Federal Reserve bank for member banks to borrow their federally required reserve.

Market Capitalization: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Investment Objective

The Fund seeks long-term capital appreciation while reducing exposure to general equity market risk. The Fund seeks a total return greater than that of the S&P 500® Index over a full market cycle.

Principal Investment Strategies

The Fund invests in long positions in stocks identified by Robeco as undervalued and takes short positions in stocks that the Adviser has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. The Fund will invest, both long and short, in securities principally traded in the United States markets. The Fund may invest in securities of companies operating for three years or less (“unseasoned issuers”). Robeco will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund seeks to construct a portfolio that has less volatility than the United States equity market generally. Robeco examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals such as return on equity, earnings growth and cash flow. Robeco selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund intends, under normal circumstances, to invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities. The Fund will notify shareholders 60 days in advance of any change to this policy.

Under normal circumstances, Robeco expects that the Fund’s long positions will not exceed approximately 125% of the Fund’s net assets.

The Fund’s long and short positions may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States. The Fund may also invest up to 20% of its total assets directly in equity securities of foreign issuers.

To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.

The Fund may participate as a purchaser in initial public offerings of securities (“IPOs”). An IPO is a company’s first offering of stock to the public.

The Fund may invest from time to time a significant portion of its assets in smaller issuers which are more volatile and less liquid than investments in issuers with a market capitalization greater than $1 billion.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, used by corporations and other business organizations.

While Robeco intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. Robeco will determine when market conditions warrant temporary defensive measures.

26

Principal Risks

•	The net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions.

•	Investors may lose money.

•	Although the long portfolio of the Fund will invest in stocks Robeco believes to be undervalued, there is no guarantee that the price of these stocks will not move even lower.

•

The Fund may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund’s assets are invested in cash or these instruments, the Fund may not achieve its investment objective.

•

The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as “junk bonds” and are not considered to be investment grade.

•

International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

•

The Fund is subject to the risk of poor management stock selection. In other words, Robeco may not be successful in its strategy of taking long positions in stocks the manager believes to be undervalued and short positions in stocks the manager believes to be overvalued. Further, since Robeco will manage both a long and a short portfolio, there is the risk that Robeco may make more poor investment decisions than an adviser of a typical stock mutual fund with only a long portfolio may make.

•	Short sales of securities may result in gains if a security’s price declines, but may result in losses if a security’s price rises.

•

Small market capitalization issuers are not as diversified in their business activities as issuers with market capitalizations greater than $1 billion and are more susceptible to changes in the business cycle.

•

Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

•

The small capitalization equity securities in which the Fund may invest will often be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in Robeco’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

•

If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 400%; however, it may be higher if Robeco believes it will improve the Fund’s performance.

•

A security held in a segregated account cannot be sold while the position it is covering is outstanding, unless it is replaced with a similar security. As a result, there is a possibility that segregation of a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

•

Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

27

•

IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, Robeco cannot guarantee continued access to IPOs.

Risk/Return Information

The chart below illustrates the long-term performance of the Robeco Boston Partners Long/Short Equity Fund’s Investor Class. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:            18.26% (quarter ended December 31, 2000)

Worst Quarter:       (11.19)% (quarter ended December 31, 1999)

Year-to-date total return for the nine months ended September 30, 2007: (4.10)%.

28

Average Annual Total Returns

The table below compares the average annual total returns of the Fund’s Investor Class both before and after taxes for the past calendar year, past five calendar years and since inception to the average annual total returns of a broad-based securities market index for the same periods. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the one year, five year and since inception periods compare with those of a broad measure of market performance. Past performance is not necessarily an indicator of how the Fund will perform in the future. Although the Fund compares its average total return to a broad-based securities market index, the Fund seeks returns that are not correlated to securities market returns. The Fund seeks to achieve a 12-15% return over a full market cycle; however, there can be no guarantee that such returns will be achieved.

	Average Annual Total Returns for the Periods Ended December 31, 2006
	1 Year	5 Years	Since Inception (1)
Robeco Boston Partners Long/Short Equity Fund
Returns Before Taxes	16.22%	7.33%	11.10%
Returns After Taxes on Distributions	13.25%	6.04%	9.97%
Returns After Taxes on Distributions and Sale of Fund Shares	11.47%	5.70%	9.20%
S&P 500® Index (reflects no deduction for fees, expenses or taxes) (2)	15.80%	6.19%	4.09%

(1)	Commenced operations on November 17, 1998.

(2)

The S&P 500® Index is an unmanaged index composed of 500 common stocks, classified in eleven industry sectors, which represent approximately 75% of the U.S. equities market. The S&P 500® Index assigns relative values to the stocks included in the index, weighted according to each stock’s total market value relative to the total market value of the other stocks included in the index.

29

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund. The table is based on expenses for the Investor Class of the Fund for the fiscal year ended August 31, 2007.

Investor Class
Shareholder Fees (fees paid directly from your investment)

Maximum sales charge imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends	None
Redemption Fee (1)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)

Management fees	2.25%
Distribution (12b-1) fees	0.25%
Other expenses (2)	0.41%
Dividend expense on short sales	0.17%
Interest expense on borrowings	0.77%
Total other expenses	1.35%

Total annual Fund operating expenses	3.85%
Fee waivers and expense reimbursements (3)	(0.16)%

Net expenses (includes dividends and interest expenses on short sales)	3.69%

*Shareholders requesting redemptions by wire are charged a transaction fee of $7.50. A $15.00 custodial maintenance fee is charged per IRA account per year.

(1)	To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.

(2)	“Other expenses” include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the investor class”. “Other expenses” and “Total annual Fund operating expenses” also include dividends on securities which the Fund has sold short (“short-sale dividends”). Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared; thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on the securities sold short. Short-sale dividends are treated as an expense, and increase the Fund’s total expense ratio, although no cash is received or paid by the Fund. The amount of short-sale dividends was 0.17% of average net assets for the most recent fiscal year.

(3)	Robeco has contractually agreed to waive all or a portion of its management fees and/or reimburse expenses to limit total annual fund operating expenses for the Fund to 2.75% of the Fund’s average daily net assets through December 31, 2011. Because dividend expenses on short sales, brokerage commissions, extraordinary items, interest and taxes are excluded from the expense limitation, Total annual Fund operating expenses (after fee waivers and expense reimbursements) are expected to exceed the applicable expense limitation and estimated total annual fund operating expenses, after waivers, are 3.69%. Robeco may not recoup any of its waived management fees.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years**	10 Years**
Investor Class	$573	$1,129	$1,923	$4,046

**	The waiver and reimbursement arrangement agreed to by Robeco, if not extended, will terminate on December 31, 2011. Thus, the 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first three years.

30

FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. The information for the fiscal year ended August 31, 2007 has been derived from the Fund’s financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2007 and is available free of charge upon request (see back cover for ordering instructions). The information for periods prior to the fiscal year ended August 31, 2007 was audited by PricewaterhouseCoopers LLP, the Fund’s former independent registered public accounting firm, whose report on the financial statements, included in the Fund’s annual report to shareholders for the fiscal year ended August 31, 2006, is incorporated by reference into the Statement of Additional Information.

	Long/Short Equity Fund
	For the Year Ended August 31,
	2007	2006	2005	2004	2003
	Investor Class
Per Share Operating Performance
Net asset value, beginning of period	$18.36	$17.74	$14.62	$14.27	$15.13

Net investment income/(loss)	(0.26)**	(0.30)**	(0.28)	(0.36)**	(0.31)**
Net realized and unrealized gain/(loss) on investments	0.73	2.38	3.39	0.69	0.10
Dividends to shareholders from:
Net investment income	—	—	—	—	—
Net realized capital gains	(1.86)	(1.47)	—	—	(0.51)
Tax return of capital	—	—	—	—	(0.17)

Total dividends and distributions to shareholders	(1.86)	(1.47)	—	—	(0.68)

Redemption fees	— (3)	0.01	0.01	0.02	0.03

Net asset value, end of period	$16.97	$18.36	$17.74	$14.62	$14.27

Total investment return (1) (2)	2.35%	12.69%	21.34%	2.45%	(1.32)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,664	$20,706	$24,716	$14,322	$15,381
Ratio of expenses to average net assets with waivers and reimbursements	3.69%	3.48%	3.37%	3.27%	3.32%
Ratio of expenses to average net assets with waivers and reimbursements (excluding dividend and interest expense)	2.75%	2.75%	2.75%	2.75%	2.75%
Ratio of expenses to average net assets without waivers and reimbursements	3.85%	3.65%	3.55%	3.45%	3.69%
Ratio of net investment income to average net assets	(1.42)%	(1.77)%	(2.07)%	(2.50)%	(2.13)%
Portfolio turnover rate	93.21%	108.59%	107.14%	239.06%	282.36%

**	Calculated based on average shares outstanding for the period.

(1)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(2)	Redemption fees are reflected in total return calculations.

(3)	Amount is less than $0.01 per share.

31

ROBECO WPG 130/30 LARGE CAP CORE FUND

IMPORTANT DEFINITIONS

Equity Security: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

Market Capitalization: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Growth Characteristics: Stocks are generally divided into the categories of “growth” or “value.” Growth stocks appear to Robeco to have earnings growth potential that is greater than the market, and whose growth in revenue is expected to continue for an extended period of time. Value stocks appear to Robeco to be undervalued by the market as measured by certain financial formulas.

Earnings Growth: The increased rate of growth in a company’s earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth generally causes share prices to increase.

ADRs: Receipts typically issued by a United States bank or trust company evidencing ownership of underlying foreign securities.

Short Sale: A sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Fund will make a profit by purchasing the security in the open market at a lower price than the one at which it sold the security. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

Continued on next page

Investment Objective

The Fund seeks long-term growth of capital. The Fund’s investment objective is not fundamental and may be changed without shareholder approval by the Company’s Board of Directors. The Fund will notify shareholders in writing at least 60 days prior to any change in this objective.

Principal Investment Strategies

Investments: The Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of U.S. large capitalization companies that Robeco believes offer the prospect of capital appreciation. As used in this Prospectus, “large cap companies” generally means a universe of companies composed of the combination of two well-known large cap benchmarks, the Russell 1000® Index and the S&P 500® Index. The market capitalization range of the companies represented in Russell 1000® Index as of November 30, 2007 was between $703 million and $502.2 billion. The market capitalization of the companies represented in the S&P 500® Index as of September 30, 2007 was between $1.33 billion and $513.3 billion. Please note that these ranges are as of a particular point in time and are subject to change. The Fund will notify shareholders in writing at least 60 days prior to any change in its policy to invest at least 80% of its net assets in one or more particular types of securities.

Robeco’s “Core” strategy is an actively managed, large cap core strategy with shorting ability. The investment process utilizes quantitative techniques with fundamental insights. Portfolio construction tools are used to minimize risk, including economic sector selection. Robeco expects ability to short unattractive stocks (and leverage the portfolio) to allow the Fund to capitalize on a particular security’s anticipated underperformance relative to the Fund’s benchmark.

In order to remain fully invested and instead of purchasing and selling securities directly, the Fund may invest in exchange traded fund (“ETF”) securities, and equity index futures, which seek to replicate the price performance and dividend yield of the S&P 500® Index and use derivative contracts (such as futures on the S&P 500® Index).

The Fund intends to use short sales as a part of its investment strategy. Robeco will invest in short positions up to generally 30% of the Fund’s assets. However, the Fund’s short positions will range between 0% and 50% of the Fund’s assets. Robeco will also use short sale proceeds to increase its long position to up to generally 130% of the Fund’s assets. While the Fund’s long positions will range between 100% and 150% of the Fund’s assets, the Fund intends to maintain an approximate net 100% long exposure to the equity market (long market value minus short market value).

Robeco expects that under normal market conditions, the Fund may maintain a significant short position. The size of the short position will depend on the availability of attractive short investments as well as on Robeco’s view of overall market for U.S. equity securities. Short positions are independently viewed by Robeco as profit opportunities for the Fund as well as tools for risk management.

Robeco believes that the ability to use short sales and the inherent leverage allows the Fund to take larger active positions against unattractive securities, expand the scope for portfolio diversification and to reduce the impact of mega cap securities in the benchmark.

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Continued from previous page

Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market.

Derivatives: A Derivative is an investment whose value is based on or derived from the performance of other securities or interest or currency exchange rates or indices. Derivatives are considered to carry a higher degree of risk than other types of securities.

The Fund’s long and short positions may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States. Generally, the Fund will not invest more than 10% of its assets in such securities, including ADRs.

To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.

Strategies: Robeco uses quantitative techniques and fundamental insights to analyze a universe of companies included in the Russell 1000® Index, S&P 500® Index, and selected large cap ADRs and Canadian stocks that trade on U.S. exchanges in U.S. dollars. Using a proprietary multi-factor quantitative stock-selection model, Robeco identifies stocks that Robeco believes have rising earnings expectations and that trade at low relative valuations when compared to their sector peers. In addition, Robeco makes use of fundamental investment insights in three areas where the stock-selection model may not identify important information. These three areas are merger activity, litigation and regulation. When fundamental stock research provides insights in these three areas about a particular stock, Robeco can over-rule the stock selection model. Firmly established through both the quantitative and fundamental research processes, Robeco believes that these are the stocks that will lead to portfolio out-performance. Selling stock short allows the Fund to more fully exploit the insights gained from the above strategies in stocks that Robeco expects to underperform.

Based on this information, and using sophisticated risk measurement tools, Robeco selects the combination of stocks, together with their appropriate weightings, that it believes will maximize the Fund’s expected return with the level of risk taken. Robeco seeks to maintain the market capitalization, sector allocations and style characteristics of the Fund’s portfolio similar to those of the S&P 500® Index.

The portfolio is rebalanced regularly, generally on a bi-weekly basis, to maintain the optimal risk/return trade-off. Robeco assesses each stock’s changing characteristics relative to its contribution to portfolio risk. A stock is sold when Robeco believes it no longer offers an appropriate return-to-risk tradeoff.

Principal Risks

You could lose money on your investment in the Fund or the Fund could underperform other possible investments, including (without limitation) if any of the following occurs:

•	The U.S. stock market goes down.

•	Stocks of large capitalization companies temporarily fall out of favor with investors.

•	Companies in which the Fund invests suffer unexpected losses or lower than expected earnings.

•	Robeco’s judgment about the attractiveness or potential appreciation of a particular security or sector proves to be wrong.

•	The factors considered by the multi-factor stock-selection model fail to select stocks with better relative performance than those included in the S&P 500® Index.

•	Although the long portfolio of the Fund will invest in stocks Robeco believes to be undervalued, there is no guarantee that the price of these stocks will not move even lower.

•	Short sales of securities may result in losses if a security’s price rises.

•

The Fund’s investment strategy involves more risk than those of other funds that do not engage in short selling. The Fund’s use of short sales in combination with long positions in the Fund’s portfolio may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund.

•

The Fund will have substantial short positions and must borrow securities to make delivery to the buyer of those securities. The Fund may not always be able to borrow a security it wants to sell short. The Fund also may be unable to close out an established short position at an acceptable price, and may have to sell related long positions at a disadvantageous price. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

33

•

A security held in a segregated account cannot be sold while the position it is covering is outstanding, unless it is replaced with a similar security. As a result, there is a possibility that segregation of a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

•

Investments in derivative securities may cause the Fund to experience higher losses than a fund which does not invest in derivatives. The market value of derivative instruments is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. The successful use of derivative instruments is based on Robeco’s ability to correctly anticipate market movements. When the direction of the prices of the Fund’s securities does not correlate with the changes of the value of these transactions, or when the trading market for derivatives becomes illiquid, the Fund could lose money.

•

ETFs in which the Fund invests are subject to the risk that the market for securities that seek to replicate the S&P 500®, or the market as a whole, may decline. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.

Risk/Return Information

As of September 4, 2007 the Fund changed certain principal investment strategies as described above. The prior performance shown represents performance of the Fund’s prior investment strategies that did not include short selling. The Fund’s past performance is not indicative of future results.

Investor Class Shares of the Robeco WPG 130/30 Large Cap Core Fund commenced operations on September 4, 2007 and do not have a long-term performance record. The bar chart and table below illustrate the long-term performance of the Institutional Class Shares of the Fund, which are offered in a separate prospectus. The Investor Class Shares of the Fund would have similar total and average annual total returns because the shares are invested in the same investment portfolio of securities. The total and average annual total returns differ only to the extent that the classes do not have the same expenses. The performance for periods prior to April 29, 2005 represents the performance of the WPG Large Cap Growth Fund (the “Predecessor Fund”). The Predecessor Fund began operations on September 11, 1985. On April 29, 2005, the Predecessor Fund was reorganized as a new portfolio of the Company. Prior to the reorganization, the Predecessor Fund offered only one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Institutional Class shares of the Fund.

The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Total Performance (for the periods reflected in the chart above):

Best Quarter:            19.82% (quarter ended 6/30/1997)

Worst Quarter:       (18.97)% (quarter ended 9/30/2001)

Year-to-date total return for the nine months ended September 30, 2007: 11.17%.

34

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year, past five calendar years and past ten calendar years to the average annual total returns of broad-based securities market indices for the same periods. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the one year, five year and 10 year periods compare with those of broad measures of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future.

	Average Annual Total Returns* (for the Periods Ended December 31, 2006)
	1 Year	5 Years	10 Years
Robeco WPG 130/30 Large Cap Core Fund
Return Before Taxes	10.41%	2.80%	5.81%
Return After Taxes on Distributions	8.16%	1.70%	3.57%
Return After Taxes on Distributions and Sales of Shares	8.06%	2.20%	4.08%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) (1)	9.07%	2.69%	5.44%
S&P 500® Index (reflects no deductions for fees, expenses or taxes) (2)	15.80%	6.19%	8.42%

*	The performance record shown in the table reflects the investment performance of the Fund’s Institutional Class, which is not offered in this Prospectus. Had the Investor Class been operational during the periods in the table, it would have had substantially similar annual returns because the Institutional Class shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Institutional Class and the Institutional Class do not have the same expenses. The performance record shown in the table for periods prior to December 31, 2003 was achieved under the Predecessor Fund’s qualitative strategy.

(1)

The Russell 1000® Growth Index contains those securities in the Russell 1000® Index with a greater-than-average growth orientation. As of November 30, 2007, the market capitalization range of the companies in the Russell 1000® Growth Index is between $769 million and $502.2 billion. Please note that this range is as of a particular point in time and is subject to change. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. The Index is unmanaged and cannot be invested in directly.

(2)

Effective September 4, 2007, the Fund changed its benchmark from the Russell 1000® Index to the S&P 500® Index. The S&P 500® Index is an unmanaged index composed of 500 common stocks, classified in eleven industry sectors, which represent approximately 75% of the U.S. equities market. The S&P 500® Index assigns relative values to the stocks included in the index, weighted according to each stock’s total market value relative to the total market value of the other stocks included in the index. As of September 30, 2007, the market capitalization range of the companies in the S&P 500® Index is $1.33 billion to $513.3 billion. Please note that this range is as of a particular point in time and is subject to change. The Fund changed benchmarks because Robeco believes that the S&P 500 Index is a more appropriate benchmark against which to measure the Fund’s performance.

35

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund. The table is based on estimated expenses for the Investor Class shares of the Fund for the current fiscal year.

Investor Class
Shareholder Fees (fees paid directly from your investment)

Maximum sales charge imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends	None
Redemption Fee (1)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)

Management fees	0.75%
Distribution (12b-1) fees	0.25%
Other Expenses	1.07%
Dividend Expenses on Short Sales (2)	0.17%
Interest expense on borrowings	0.74%
Total Other Expenses (2),(3)	1.98%

Total annual Fund operating expenses	2.98%
Fee waiver/expense reimbursements (4)	(0.42)%

Net expenses (includes dividend and interest expenses on short sales)	2.56%

*	Shareholders requesting redemptions by wire are charged a transaction fee of $7.50. A $15.00 custodial maintenance fee is charged per IRA account per year.

(1)	To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed that have been held for 60 days. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.

(2)	“Other expenses” and “Total annual Fund operating expenses” also include dividends on securities which the Fund has sold short (“short-sale dividends”). Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared; thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on the securities sold short. Short-sale dividends are treated as an expense, and increase the Fund’s total expense ratio, although no cash is received or paid by the Fund. The amount of short-sale dividends are estimated to be 0.17% for the current fiscal year.

(3)	Other expenses for the Fund are based on estimated amounts for the current fiscal year. Other expenses include audit, administration, custody, legal, registration, transfer agency, and miscellaneous other charges and shareholder services fees.

(4)	Robeco has contractually agreed to waive all or a portion of its advisory fees and/or reimburse expenses in an aggregate amount equal to the amount by which the Fund’s Total annual Fund operating expenses (excluding short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes) exceed 1.65% of the Fund’s average daily net assets through December 31,2011. Because dividend expenses on short sales, brokerage commissions, extraordinary items, interest and taxes are excluded from the expense limitation, Total annual Fund operating expenses (after fee waivers and expense reimbursements) are expected to exceed the applicable expense limitation and estimated Total annual Fund operating expenses, after such waivers and reimbursements are 2.56%. Robeco may not recoup any of its waived investment advisory fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years**	10 Years**
Investor Class	$259	$796	$1,407	$3,194

**	The waiver and reimbursement arrangement agreed to by Robeco, if not extended, will terminate on December 31, 2011. Thus, the 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first three years.

36

FINANCIAL HIGHLIGHTS

As of September 4, 2007, the Fund changed certain primary investment strategies discussed above. The prior performance shown represents performance of the Fund’s prior investment strategies that did not include short selling. The Fund’s past performance is not indicative of future results. The table below sets forth certain financial information of the Fund (including the Predecessor Fund for periods prior to April 29, 2005) for the periods indicated, including per share information results for a single Fund share. Because Investor Class shares of the Fund had not commenced operations as of August 31, 2007, the financial information in the table for the period after April 29, 2005 is for Institutional Class shares of the Fund and for the period prior to April 29, 2005 is for the Institutional Class Shares of the Predecessor Fund. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information should be read in conjunction with the Fund’s financial statements for the fiscal year ended August 31, 2007 which have been audited by Ernst & Young LLP. The report of the independent registered public accounting firm is included in the Fund’s annual report for the fiscal year ended August 31, 2007. The Fund’s annual report for the fiscal year ended August 31, 2007 is available free of charge upon request (see back cover for ordering instructions). The information for the period January 1, 2005 through August 31, 2005 and the fiscal year ended August 31, 2006 has been audited by PricewaterhouseCoopers LLP, the Fund’s former independent registered public accounting firm. The information for the years ended December 31, 2002, 2003 and 2004 was audited by the Predecessor Fund’s independent registered public accounting firm, whose report on the financial statements included in the Predecessor Fund’s annual report to shareholders for the fiscal year ended December 31, 2004 is incorporated by reference into the SAI.

	130/30 Large Cap Core Fund
	For the Year Ended August 31, 2007	For the Year Ended August 31, 2006		For the Period January 1, 2005 to August 31, 2005 (1)		For the Year Ended December 31, 2004	For the Year Ended December 31, 2003	For the Year Ended December 31, 2002
	Institutional Class
Per Share Operating Performance
Net asset value, beginning of period	$22.27	$23.36		$23.10		$25.27	$19.16	$26.46

Net investment income/(loss)	(0.04)	(0.01)		(0.07)		—	—	—
Net realized and unrealized gain/(loss) on investments	3.40	1.42		0.33		0.93	6.11	(7.30)
Dividends to shareholders from:
Net investment income	—	—		—		—	—	—
Net realized capital gains	(2.21)	(2.50)		—		(3.10)	—	—

Total dividends and distributions to shareholders	(2.21)	(2.50)		—		(3.10)	—	—

Net asset value, end of period	$23.42	$22.27		$23.36		$23.10	$25.27	$19.16

Total investment return (4)	15.74%	6.10%		1.13%		3.82%	31.89%	(27.59)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,630	$18,935		$20,626		$26,222	$52,355	$43,412
Ratio of expenses to average net assets	1.40%	1.40	%(2)	1.40	%(2)(3)	1.40%	1.44%	1.25%
Ratio of expenses to average net assets without waivers and reimbursements (including dividend expenses)	1.99%	1.79%		2.08	%(3)	1.50%	1.44%	1.25%
Ratio of net investment income/(loss) to average net assets	(0.17)%	(0.06)%		(0.42	)%(3)	(0.06)%	(0.52)%	(0.42)%
Portfolio turnover rate	94.09%	93.80%		100.01%		138.70%	126.80%	107.90%

(1)	For the period January 1, 2005 through August 31, 2005.

(2)	Excludes the effects of fees paid indirectly. Had such offsets been included, the ratio would not differ.

(3)	Annualized

(4)	Total return is calculated assuming a purchase of shares on the first date and a sale of shares on the last day of each period reports and includes reinvestments of dividends and distributions, if any.

37

SAM SUSTAINABLE CLIMATE FUND

IMPORTANT DEFINITIONS

Equity Security: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

Market Capitalization: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Investment Objective

The Fund seeks to provide long-term growth of capital primarily through investment in equity and equity-related securities.

Principal Investment Strategies

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a carefully selected non-diversified portfolio of equity and equity-related securities issued by U.S. and non-U.S. companies that derive a substantial part of their revenue or profit from technologies, products or services designed to alleviate and delay climate change or help overcome the effects of climate change (‘Climate-Related Issuers’). Shareholders will be given at least 60 days’ notice of any change in this 80% policy.

Climate-Related Issuers include, without limitation, companies in industries such as: (1) carbon light power generation technologies, demand- side energy efficiency, carbon light transportation solutions and emission reduction from land use and sinks (“Climate Mitigation companies”); (2) water infrastructure, coastal infrastructure, knowledge and warning systems and building infrastructure (“Climate Adaptation companies”); and (3) disaster relief and reconstruction (“Climate Response companies”) (each, an “investment cluster”). The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. The Fund generally will be invested in issuers located in countries with developed securities markets but may invest up to 20% of its assets in issuers located in emerging markets.

In selecting portfolio securities for the Fund, SAM uses a bottom-up investment process that incorporates a combination of quantitative and fundamental models. The initial step in the process focuses on assessing the impact of long-term macro trends on theme-related companies across all geographic regions and investment clusters. Securities are then selected based on price/value discrepancies, with “expensive” stocks being underweight and attractive stocks being overweight. Additional factors considered include general market conditions, market capitalization exposure, market liquidity, industry sector and geographic allocations, and risk factors, such as size and momentum, as well as total portfolio risk.

SAM integrates “sustainability” into its investment process. The investable universe resulting from the initial stage in the investment process includes companies with the highest expected returns taking into account the impact of sustainability factors. Sustainability as used in this Prospectus means seeking economic success while considering ecological and social objectives. Factors such as corporate strategy, innovation, corporate governance and considerations of the interests of shareholders, employees and other stakeholders are assessed and integrated into company valuations. In determining sustainability, SAM assesses the extent to which companies effectively manage ecological and social objectives in the course of doing business. Effective management of these objectives should result in lower weighted average cost of capital and a higher return on invested capital.

The Fund may invest in companies of any market capitalization and currently expects that a significant amount of the Fund’s assets will be invested in micro-, small- and mid-capitalization companies. Micro- and small-capitalization companies generally will have market capitalizations under $2 billion. Mid-capitalization companies generally will have market capitalizations between $2 billion and $10 billion. Large capitalization companies generally will have capitalizations of over $10 billion. The Fund may also invest in securities of other investment companies, including exchange-traded funds (“ETFs”). The Fund may invest up to 20% of its assets in equity and equity-related securities issued by non-Climate-Related Issuers. The Fund may (but is not required to) invest in derivatives, including foreign currency exchange contracts and participatory notes, in lieu of investing directly in a security, currency or instrument, or for hedging purposes.

While SAM intends to fully invest the Fund’s assets at all times in accordance with the above described policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure in response to adverse market, economic, political or other conditions, in cash and eligible U.S. dollar-denominated money market instruments, such as commercial paper, government obligations and bank obligations issued by U.S. and foreign issuers. When the Fund’s assets are invested in cash or money market instruments, the Fund may not achieve its investment

38

objective. SAM will determine when adverse market, economic, political or other conditions warrant temporary defensive measures.

Principal Risks

•

At least 80% of the Fund’s net assets will be invested under normal market conditions in a non-diversified portfolio of equity securities, and the net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions.

•	Investors may lose money.

•

International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

•	The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

•

Because the Fund focuses its investments in companies that directly or indirectly have exposure to, or otherwise derive benefits from trends in climate-related industries, events or factors affecting companies in such industries will have a greater effect on, and may more adversely affect, the Fund than they would with respect to a fund that is more diversified among a number of unrelated sectors and industries. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments (and consequently the value of an investment in the Fund) may tend to rise and fall more rapidly.

•	Climate-Related Issuers may fall out of favor with investors, causing the Fund to lose money or underperform the stock market or funds concentrated in other sectors or industries.

•

Securities of companies with mid-cap capitalizations tend to be riskier than securities of companies with large-capitalizations. This is because mid cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of mid cap companies tend to be less certain than large cap companies, and the dividends paid by mid cap stocks are frequently negligible. Moreover, mid cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of mid cap companies tend to be more volatile than those of large cap companies.

•

Securities of companies with small capitalizations tend to be riskier than securities of companies with mid-cap and large capitalizations. Smaller companies may have limited product lines, markets and financial resources. The prices of small capitalization stocks tend to be more volatile than those of other stocks. Small capitalization stocks are not priced as efficiently as stocks of larger companies. In addition, it may be harder to sell these stocks, especially during a down market or upon the occurrence of adverse company-specific events, which can reduce their selling prices.

•

The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds that do not invest in micro-cap securities.

•

The Fund’s investments in derivative instruments such as forward currency exchange contracts and participatory notes, which may be leveraged, may result in losses. Investments in derivative instruments may result in losses exceeding the amounts invested.

•

The Fund’s sustainability investment criteria may limit the number of investment opportunities available to the Fund, and as a result, at times the Fund’s returns may be less than those of funds that are not subject to such special investment considerations. Moreover, companies that promote sustainability goals may not perform as well as companies that do not pursue such goals.

•

Investment in emerging market securities involves greater risk than that associated with investment in foreign securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

•

Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value

39

of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

•

The Fund is subject to the risk of poor management stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices do not work to achieve their desired result.

•

The stock markets in which the Fund invests may experience periods of volatility and instability, and may go down. A variety of factors can negatively impact of the value of common stocks. These factors include a number of economic factors such as interest rates as well as non-economic factors such as political events.

•

The issuer or guarantor of a money market instrument owned by the Fund may default on its payment obligations, become insolvent or have its credit rating downgraded. Obligations of the U.S. government agencies and authorities are supported by varying degrees of credit. The U.S. government gives no assurances that it will provide financial support to its agencies and authorities if it is not obligated by law to do so. Default in these issuers could negatively impact the Fund.

•	The value of money market instruments tends to fall when interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities.

Risk/Return Information

The bar chart and performance table have been omitted because the Fund has not been in operation for a full calendar year. The Fund intends to evaluate its performance as compared to that of a broad-based index, the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

40

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Investor Class

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends	None
Redemption Fee (1)	1.00%
Exchange Fee(1)	1.00%

Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)

Management fees	1.00%
Distribution (12b-1) fees	0.25%
Other expenses (2)	0.49%

Total annual Fund operating expenses (3)	1.74%

*	Shareholders requesting redemptions by wire are charged a transaction fee of $7.50. A $15.00 custodial maintenance fee is charged per IRA account per year.

(1)	To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.00% of the net asset value of all such shares redeemed that have been held for less than 60 days (other than shares held by defined contribution plans). Similarly, the Fund charges a transaction fee of 1.00% for any exchange of Fund shares held for less than 60 days (other than shares held by defined contribution plans and shares purchased through the reinvestment of dividends or capital gains distributions.) Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of remaining shareholders

(2)	Other expenses for the Fund are based on estimated amounts for the current fiscal year. Other expenses include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Institutional Class.

(3)	SAM has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Fund’s Total annual Fund operating expenses (other than brokerage commissions, extraordinary items, interest or taxes) exceeds 1.75% of the Fund’s average daily net assets through December 31, 2011. SAM may not recoup any of its waived investment advisory fees.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor Class	$177	$548

41

SAM SUSTAINABLE WATER FUND

IMPORTANT DEFINITIONS

Equity Security: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

Market Capitalization: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Investment Objective

The Fund seeks to provide long-term growth of capital primarily through investment in equity and equity-related securities.

Principal Investment Strategies

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a carefully selected non-diversified portfolio of equity and equity-related securities issued by U.S. and non-U.S. companies which derive at least 20% of their revenues from technologies, products or services that are related to the water value chain (‘Water-Related Issuers’).

Water-Related Issuers include, without limitation, companies involved in water distribution and water management, water treatment and water purification, water monitoring and chemical analysis, water recycling, sanitary installations and metering, irrigation and bottled water (each, an “investment cluster”). The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. The Fund generally will be invested in issuers located in countries with developed securities markets but may invest up to 20% of its assets in issuers located in emerging markets.

In selecting portfolio securities for the Fund, SAM uses a bottom-up investment process that incorporates a combination of quantitative and fundamental models. The initial step in the process focuses on assessing the impact of long-term macro trends on theme-related companies across all geographic regions and investment clusters. Securities are then selected based on price/value discrepancies, with “expensive” stocks being underweight and attractive stocks being overweight. Additional factors considered include general market conditions, market capitalization exposure, market liquidity, industry sector and geographic allocations, and risk factors, such as size and momentum, as well as total portfolio risk.

SAM integrates “sustainability” into its investment process. The investable universe resulting from the initial stage in the investment process includes companies with the highest expected returns taking into account the impact of sustainability factors. Sustainability as used in this Prospectus means seeking economic success while considering ecological and social objectives. Factors such as corporate strategy, innovation, corporate governance and considerations of the interests of shareholders, employees and other stakeholders are assessed and integrated into company valuations. In determining sustainability, SAM assesses the extent to which companies effectively manage ecological and social objectives in the course of doing business. Effective management of these objectives should result in lower weighted average cost of capital and a higher return on invested capital.

The Fund may invest in companies of any market capitalization and currently expects that a significant amount of the Fund’s assets will be invested in micro-, small- and mid-capitalization companies. Micro- and small-capitalization companies generally will have market capitalizations under $2 billion. Mid-capitalization companies generally will have market capitalizations between $2 billion and $10 billion. Large capitalization companies generally will have capitalizations of over $10 billion. The Fund may also invest in securities of other investment companies, including exchange-traded funds (“ETFs”). The Fund may invest up to 20% of its assets in equity and equity-related securities issued by non-Water-Related Issuers. The Fund may (but is not required to) invest in derivatives, including foreign currency exchange contracts and participatory notes, in lieu of investing directly in a security, currency or instrument, or for hedging purposes.

While SAM intends to fully invest the Fund’s assets at all times in accordance with the above described policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure in response to adverse market, economic, political or other conditions, in cash and eligible U.S. dollar-denominated money market instruments, such as commercial paper, government obligations and bank obligations issued by U.S. and foreign issuers. When the Fund’s assets are invested in cash or money market instruments, the Fund may not achieve its investment objective. SAM will determine when adverse market, economic, political or other conditions warrant temporary defensive measures.

42

Principal Risks

•

At least 80% of the Fund’s net assets will be invested under normal market conditions in a non-diversified portfolio of equity securities, and the net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions.

•	Investors may lose money.

•

International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

•	The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

•

Because the Fund focuses its investments in companies that directly or indirectly have exposure to, or otherwise derive benefits from trends in, water-related industries, events or factors affecting companies in water-related industries will have a greater effect on, and may more adversely affect, the Fund than they would with respect to a fund that is more diversified among a number of unrelated sectors and industries. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments (and consequently the value of an investment in the Fund) may tend to rise and fall more rapidly.

•	Water-Related Issuers may fall out of favor with investors, causing the Fund to lose money or underperform the stock market or funds concentrated in other sectors or industries.

•

Companies in the pollution control sector are particularly susceptible to changes in regulatory controls on, and international treaties with respect to, the production or containment of pollutants. Changes in market practices and regulatory conditions surrounding recycling and other waste management techniques may significantly affect the demand for products and services of companies in the pollution control sector. Scientific developments, such as breakthroughs in the remediation of global warming or changing sentiments about the deleterious effects of pollution, may also affect practices with respect to pollution control, which could in turn impact companies in the pollution control sector. Companies in the clean water sector are susceptible to changes in investment in water purification technology globally, and a slackening in the pace of new infrastructure projects in developing or developed countries may constrain such companies’ abilities to grow in global markets. Other reductions in demand for clean water, such as significant decreases in world population or increased availability of potable water in arid regions, may reduce demand for products and services provided by companies in the clean water sector.

•

Securities of companies with mid-cap capitalizations tend to be riskier than securities of companies with large capitalizations. This is because mid-cap companies typically have smaller product lines and less access to liquidity than large-cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of mid-cap companies tend to be less certain than large-cap companies, and the dividends paid by mid-cap stocks are frequently negligible. Moreover, mid-cap stocks have, on occasion, fluctuated in the opposite direction of large-cap stocks or the general stock market. Consequently, securities of mid-cap companies tend to be more volatile than those of large-cap companies.

•

Securities of companies with small capitalizations tend to be riskier than securities of companies with mid-cap and large capitalizations. Smaller companies may have limited product lines, markets and financial resources. The prices of small capitalization stocks tend to be more volatile than those of other stocks. Small capitalization stocks are not priced as efficiently as stocks of larger companies. In addition, it may be harder to sell these stocks, especially during a down market or upon the occurrence of adverse company-specific events, which can reduce their selling prices.

•

The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds that do not invest in micro-cap securities.

•

The Fund’s investments in derivative instruments such as forward currency exchange contracts and participatory notes, which may be leveraged, may result in losses. Investments in derivative instruments may result in losses exceeding the amounts invested.

•

The Fund’s sustainability investment criteria may limit the number of investment opportunities available to the Fund, and as a result, at times the Fund’s returns may be less than those of funds that are not subject to such special investment considerations. Moreover, companies that promote sustainability goals may not perform as well as companies that do not pursue such goals.

43

•

Investment in emerging market securities involves greater risk than that associated with investment in foreign securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

•

Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

•

The Fund is subject to the risk of poor management stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices do not work to achieve their desired result.

•

The stock markets in which the Fund invests may experience periods of volatility and instability, and may go down. A variety of factors can negatively impact of the value of common stocks. These factors include a number of economic factors such as interest rates as well as non-economic factors such as political events.

•

The issuer or guarantor of a money market instrument owned by the Fund may default on its payment obligations, become insolvent or have its credit rating downgraded. Obligations of the U.S. government agencies and authorities are supported by varying degrees of credit. The U.S. government gives no assurances that it will provide financial support to its agencies and authorities if it is not obligated by law to do so. Default in these issuers could negatively impact the Fund.

•	The value of money market instruments tends to fall when interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities.

Risk/Return Information

The bar chart and performance table have been omitted because the Fund has not been in operation for a full calendar year. The Fund intends to evaluate its performance as compared to that of a broad-based index, the Morgan Stanley Capital International World Index (“MSCI World Index”). The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

44

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Investor Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends	None
Redemption Fee (1)	1.00%
Exchange Fee(1)	1.00%

Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)

Management fees	1.00%
Distribution (12b-1) fees	0.25%
Other expenses (2)	0.49%

Total annual Fund operating expenses (3)	1.74%

*	Shareholders requesting redemptions by wire are charged a transaction fee of $7.50. A $15.00 custodial maintenance fee is charged per IRA account per year.

(1)	To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.00% of the net asset value of all such shares redeemed that have been held for less than 60 days (other than shares held by defined contribution plans). Similarly, the Fund charges a transaction fee of 1.00% for any exchange of Fund shares held for less than 60 days (other than shares held by defined contribution plans and shares purchased through the reinvestment of dividends or capital gains distributions.) Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of remaining shareholders

(2)	Other expenses for the Fund are based on estimated amounts for the current fiscal year. Other expenses include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Institutional Class.

(3)	SAM has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Fund’s Total annual Fund operating expenses (other than brokerage commissions, extraordinary items, interest or taxes) exceeds 1.75% of the Fund’s average daily net assets through December 31, 2011. SAM may not recoup any of its waived investment advisory fees.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor Class	$177	$548

45

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS AND RISKS

This section provides some additional information about the Funds’ investments and certain portfolio management techniques that certain Funds may use. More information about the Funds’ investments and portfolio management techniques, some of which entail risks, is included in the SAI.

Additional Information About the Funds’ Principal Investments and Risks

Derivative Contracts. The Robeco WPG 130/30 Large Cap Core Fund (the “WPG Fund”) may, but need not, use derivative contracts for any of the following purposes:

•	To seek to hedge against the possible adverse impact of changes in stock market prices, currency exchange rates or interest rates in the market value of its securities or securities to be bought;

•	As a substitute for buying or selling currencies or securities; or

•	To seek to enhance a Fund’s return in non-hedging situations.

Examples of derivative contracts include: futures and options on securities, securities indices or currencies; options on these futures; forward foreign currency contracts; and interest rate or currency swaps. The WPG Fund may not use derivative contracts involving foreign currencies. A derivative contract will obligate or entitle a Fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities in that the counterparty may default on its payment obligations or become insolvent. Derivatives can also make a Fund less liquid and harder to value, especially in declining markets.

Short Sales. The WPG Fund, the Robeco Boston Partners All-Cap Value Fund and the Robeco Boston Partners Long/Short Equity Fund will engage in short sales — including those that are not “against the box,” which means that the Fund may make short sales where the Fund does not currently own or have the right to acquire, at no added cost, securities identical to those sold short — in accordance with the provisions of the 1940 Act. In a typical short sale, the Fund borrows from a broker a security in order to sell the security to a third party. The Fund is then obligated to return a security of the same issuer and quantity at some future date. The Fund realizes a loss to the extent the security increases in value or a profit to the extent the security declines in value (after taking into account any associated costs). Short sales “against the box” may protect the Fund against the risk of losses in the value of a portfolio security because any decline in value of the security should be wholly or partially offset by a corresponding gain in the short position. Any potential gains in the security, however, would be wholly or partially offset by a corresponding loss in the short position. Short sales that are not “against the box” involve a form of investment leverage, and the amount of the Fund’s loss on a short sale is potentially unlimited.

Equity and Equity-Related Securities. Each of the Funds may invest in all types of equity securities. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies and REITs, and equity participations. The number of issuers in the Fund’s portfolios will vary over time.

Fixed Income Investments. The WPG Fund and the Robeco Boston Partners All-Cap Value Fund may each invest a portion of their assets in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-backed securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by corporate and governmental issuers and may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features.

The credit quality of securities held in a Fund’s portfolio is determined at the time of investment. If a security is rated differently by multiple ratings organizations, a Fund treats the security as being rated in the higher rating category. A Fund may choose not to sell securities that are downgraded below the Fund’s minimum accepted credit rating after their purchase.

Foreign Securities. Each of the SAM Funds and the WPG Fund may invest in securities of foreign issuers that are traded or denominated in U.S. dollars (including equity securities of foreign issuers trading in U.S. markets) through American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts

46

(“EDRs”) or International Depositary Receipts (“IDRs”). In addition, the Robeco Boston Partners Small Cap Value Fund may also invest in securities denominated in foreign currencies. Investments in securities of foreign entities involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. Emerging market investments offer the potential for significant gains but also involve greater risks than investing in more developed countries. Political or economic instability, lack of market liquidity and governmental actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

Each SAM Fund will normally invest a significant portion of its assets in the equity securities and equity-related instruments issued by non-U.S. companies and up to 20% of a Fund’s assets may be invested in issuers located in countries with emerging securities markets. A SAM Fund will invest in securities denominated in the currencies of a variety of developed and emerging market countries. Each SAM Fund may also invest in securities, instruments and derivatives denominated in multinational currencies such as the Euro. A SAM Fund will value its securities and other assets in U.S. dollars. Unless hedged, currency fluctuations may have a material impact on the performance of a portfolio of non-U.S. dollar-denominated securities and such a portfolio may experience a decline or increase in value, in U.S. dollar terms, due to fluctuations in currency exchange rates. Although SAM generally does not intend to hedge foreign currency exposure in a Fund’s portfolio, it may from time to time do so. Further, the SAM Funds may also from time to time enter into speculative currency positions independent of other positions in a Fund’s portfolio.

Each SAM Fund may also invest in participatory notes. Participatory notes (commonly known as “P-notes”) are derivative instruments used by investors to take positions in certain foreign securities. P-notes are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

Portfolio Concentration. Under normal market conditions, each SAM Fund will generally be comprised of a portfolio diversified by country and geographic region. However, the SAM Sustainable Water Fund and SAM Sustainable Climate Fund will concentrate their investments in equity and equity-related securities issued by Water Related Issuers and Climate-Related Issuers, respectively.

Water-Related Issuers

Because the SAM Sustainable Water Fund focuses its investments in companies that directly or indirectly have exposure to, or otherwise derive benefits from trends in, water-related industries, events or factors affecting companies in water-related industries will have a greater effect on, and may more adversely affect, the Fund than they would with respect to a fund that is more diversified among a number of unrelated sectors and industries.

Water-Related Issuers may be particularly susceptible to such factors as environmental protection regulatory actions, other international political and economic developments, changes in government subsidy levels, environmental conservation practices, changes in taxation and other government regulations, and increased costs associated with compliance with environmental or other regulations. There are substantial differences between the environmental and other regulatory practices and policies in various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. Other economic and market developments that may significantly affect Water-Related Issuers include, without limitation, inflation, rising interest rates, fluctuations in commodity prices, raw material costs and other operating costs, and competition from new entrants into the sector.

Some Water-Related Issuers may be influenced by technological changes. In particular, technological advances can render an existing product, which may account for a substantial portion of a company’s revenue, obsolete. Product development efforts by Water-Related Issuers may not result in viable commercial products, and some Water-Related Issuers bear higher research and development costs, which can limit their ability to maintain operations during periods of organizational growth or instability. Some Water-Related Issuers are in the early stages of operation and may have limited operating histories and smaller market capitalizations on average than companies in other sectors and industries. As a result of these and other factors, the value of investments in Water-Related Issuers tends may be more volatile than that of companies in other sectors and industries.

Climate-Related Issuers

Because the SAM Sustainable Climate Fund focuses its investments in companies that directly or indirectly have exposure to, or otherwise derive benefits from trends in, industries with exposure to climate change, events or factors affecting companies in climate change industries (i.e., climate mitigation, climate adaptation and climate response) will have a greater effect on, and may more adversely affect, the Fund than they would with respect to a fund that is more diversified among a number of unrelated sectors and industries.

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Climate-Related Issuers may be particularly susceptible to such factors as environmental protection regulatory actions, other international political and economic developments, changes in government subsidy levels, environmental conservation practices, changes in taxation and other government regulations, and increased costs associated with compliance with environmental or other regulations. There are substantial differences between the environmental and other regulatory practices and policies in various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. Other economic and market developments that may significantly affect Climate-Related Issuers include, without limitation, inflation, rising interest rates, fluctuations in commodity prices, raw material costs and other operating costs, and competition from new entrants into the sector.

Many Climate-Related Issuers are newly developing and are strongly influenced by technological changes. Climate-Related Issuers can be significantly affected by the level and volatility of technological change in industries focusing on pollution and environmental control. In particular, technological advances can render an existing product, which may account for a substantial portion of a company’s revenue, obsolete. Product development efforts by Climate-Related Issuers may not result in viable commercial products, and some Climate-Related Issuers bear high research and development costs, which can limit their ability to maintain operations during periods of organizational growth or instability. Some Climate-Related Issuers are in the early stages of operation and may have limited operating histories and smaller market capitalizations on average than companies in other sectors and industries. As a result of these and other factors, the value of investments in Climate-Related Issuers tends may be more volatile than that of companies in other sectors and industries.

Mortgage-Backed Securities. Certain Funds may invest in mortgage-backed securities. Mortgage-backed securities may be issued by private companies or by agencies of the U.S. government. Mortgage-backed securities represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property.

Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgage or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only mortgage-backed securities are particularly subject to prepayment risk. The Fund may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates. Interest only instruments are particularly subject to extension risk, i.e. the risk that an issuer will exercise its right to pay principal later than expected. This may occur when there is a rise in interest rates. Mortgage derivatives and structured securities often employ features that have the effect of leverage. As a result, small changes in interest or prepayment rates may cause large and sudden price movements, especially compared to an investment in a security that is not leveraged. Mortgage derivatives can also become illiquid and hard to value in declining markets.

Exchange-Traded Funds (ETFs). The WPG Fund and the SAM Funds each may invest up to 5% of its assets in ETFs. ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Fund will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

Other Investment Companies. Each of the Funds may invest up to 10% of its total assets in the securities of other investment companies not affiliated with their Adviser, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company. Among other things, the Funds may invest in money market mutual funds for cash management purposes by “sweeping” excess cash balances into such funds until the cash is invested or otherwise utilized. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Fund.

Portfolio Turnover. Each of the Funds may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading may also increase transaction costs, which could detract from the Fund’s performance.

Securities Lending. The Funds may seek to increase its income by lending portfolio securities to institutions, such as certain broker-dealers. Portfolio securities loans are secured continuously by collateral maintained on a current basis at an amount at least equal to the market value of the securities loaned. The value of the securities loaned by the Fund will not exceed 33 1/3% of the value of the Fund’s total assets. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

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Temporary Investments. Each of the Funds may depart from its principal investment strategies in response to adverse market, economic, political or other conditions by taking temporary defensive positions (up to 100% of its assets) in all types of money market and short-term debt securities. If a Fund were to take a temporary defensive position, it may be unable for a time to achieve its investment objective.

Disclosure of Portfolio Holdings

Each Fund’s complete portfolio holdings, except the Robeco Boston Partners Long/Short Equity Fund and WPG Fund, are publicly available on Robeco’s website at www.robecoinvest.com as of each calendar quarter (March 31, June 30, September 30 and December 31) 30 days following the quarter end, or with respect to the SAM Sustainable Water Fund and SAM Sustainable Climate Fund, 60 days following the quarter end. The complete long positions of the Robeco Boston Partners Long/Short Equity Fund and Robeco WPG 130/30 Large Cap Core Fund are publicly available on Robeco’s website at www.robecoinvest.com as of each calendar quarter (March 31, June 30, September 30 and December 31) 30 days following the quarter end. Any postings will remain available on the website at least until the Funds file with the SEC their semi-annual or annual shareholder report or quarterly portfolio holdings report that includes such period. A further description of the Company’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

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MANAGEMENT OF THE FUNDS

Investment Advisers

The Advisers provide investment management and investment advisory services to investment companies and other institutional and proprietary accounts.

Subject to the general supervision of the Company’s Board of Directors, each Adviser manages its respective Funds’ portfolios and is responsible for the selection and management of all portfolio investments of its respective Funds in accordance with each Funds’ investment objectives and policies.

Robeco Investment Management, Inc.

Robeco, located at 909 Third Avenue, 31st Floor, New York, New York 10022, provides investment advisory services to the Robeco Boston Partners Large Cap Value Fund, Robeco Boston Partners Mid Cap Value Fund, Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners All-Cap Value Fund, Robeco Boston Partners Long/Short Equity Fund and WPG Fund. Robeco is a subsidiary of Robeco Groep N.V., a Dutch public limited liability company (“Robeco Groep”). Effective January 1, 2007, Boston Partners Asset Management, L.L.C. (“Boston Partners”) and Weiss, Peck and Greer Investments (“WPG”), the former entities that provided investment advisory services to the Boston Partners Funds and the WPG Fund (f/k/a WPG Large Cap Growth Fund) Fund, respectively, merged into and with Robeco USA, Inc., with Robeco USA, Inc. remaining as the surviving entity. All employees of Boston Partners and WPG are employees of the surviving entity as of that date. In addition, effective January 1, 2007, Robeco USA, Inc., which had been doing business under the name Robeco Investment Management, officially changed its name to Robeco Investment Management, Inc. As of September 30, 2007, Robeco Investment Management, Inc., had approximately $209 billion in assets under management. Founded in 1929, Robeco Groep is one of the world’s oldest asset management organizations.

A discussion regarding the basis for the Company’s Board of Directors approval of each Fund’s investment advisory agreement with Robeco is available in the Funds’ annual report to shareholders dated August 31, 2007.

Sustainable Asset Management USA, Inc.

SAM, located at 909 Third Avenue, 32nd Floor, New York, NY 10022 and Seefeldstrasse 215, CH-8008 Zurich, Switzerland, provides investment advisory services to the SAM Sustainable Climate Fund and the SAM Sustainable Water Fund. SAM is an affiliate of Robeco Investment Management, Inc., and a subsidiary of Robeco Groep. SAM provides investment management and investment advisory services to other institutional and proprietary accounts.

Pursuant to an investment advisory agreement with the Company, SAM is entitled to an advisory fee at the annual rate of 1.00% of each SAM Fund’s average daily net assets, computed daily and payable monthly. A discussion regarding the Board of Directors’ basis for approving the investment advisory agreement with respect to the SAM Funds is available in the SAM Funds’ semi-annual report for the period ending February 29, 2008.

SAM has contractually agreed to waive a portion of its advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses of the SAM Funds to 1.75%, respectively, of each SAM Fund’s average daily net assets through December 31, 2011. The Adviser may discontinue these arrangements at any time after December 31, 2011.

Portfolio Managers

The investment results for different strategies of the Advisers are not solely dependent on any one individual. There is a common philosophy and approach that is the backdrop for all of the investment strategies of the Advisers. This philosophy is then executed through a very disciplined investment process managed by the designated portfolio manager for each of the strategies. This manager will be supported, not only by a secondary manager, but by the respective Adviser’s general research staff and, very often, by dedicated analysts to the particular strategy.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Robeco Boston Partners Large Cap Value Fund

Mark E. Donovan and David J. Pyle are the primary portfolio managers for the Fund and are both senior portfolio managers of Robeco.

Mr. Donovan is Chairperson of Robeco’s Equity Strategy Committee which oversees the investment activities of Robeco’s $60 billion in large cap value institutional equity assets. Mr. Donovan joined Boston Partners (now Robeco) in 1995. Mr. Donovan holds a B.S. degree in management from Rensselaer Polytechnic Institute. He is a member of the

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Boston Security Analysts Society Inc., the CFA Institute and holds the Chartered Financial Analyst® designation. Mr. Donovan has twenty-six years of investment experience. Mr. Pyle is a managing director and portfolio manager. He joined Robeco in 2000. Mr. Pyle holds a B.S. degree in business administration from California State University, Chico and an M.B.A. degree from the Kenan-Flagler School of Business Administration at the University of North Carolina. He is a member of the Boston Security Analysts Society Inc., the CFA Institute and holds the Chartered Financial Analyst® designation. Mr. Pyle has twelve years of investment experience.

For the fiscal year ended August 31, 2007, the Fund paid 0.28% (expressed as a percentage of average net assets) to Robeco for its services. Had fee waivers not been in place, the Fund would have paid 0.60%.

Robeco Boston Partners Mid Cap Value Fund

Steven L. Pollack and Joseph F. Feeney, Jr. are the primary portfolio managers for the Fund and are both senior portfolio managers of Robeco.

Mr. Pollack is a member of the Robeco’s Equity Strategy Committee. He joined Boston Partners (now Robeco) in 2000. Mr. Pollack is a graduate of Georgia Institute of Technology and holds an M.B.A. degree from The Anderson School of Management at the University of California at Los Angeles. He is a member of the CFA Society of Los Angeles, the CFA Institute and holds the Chartered Financial Analyst® designation. Mr. Pollack has twenty-three years of investment experience. Mr. Feeney is Chief Investment Officer-Equities, responsible for overseeing all aspects of equity management including the firm’s Fundamental and Quantitative Research Groups. Mr. Feeney joined Robeco in 1995 and is a member of the firm’s Management Committee and Equity Strategy Committee. Mr. Feeney holds a B.S. degree in finance (Summa Cum Laude, Phi Betta Kappa) from the University of New Hampshire and an M.B.A. degree from the University of Chicago. He is a member of the Boston Security Analysts Society Inc., the CFA Institute and holds the Chartered Financial Analyst® designation. Mr. Feeney is past President of the Fixed Income Management Society of Boston. He has twenty-two years of investment experience.

For the fiscal year ended August 31, 2007, the Fund paid 0.32% (expressed as a percentage of average net assets) to Robeco for its services. Had fee waivers not been in place, the Fund would have paid 0.80%.

Robeco Boston Partners Small Cap Value Fund II

David M. Dabora is the primary portfolio manager for the Fund.

Mr. Dabora is a senior portfolio manager of Robeco responsible for the Robeco Boston Partners Small Cap Value, Small Cap Value II, and Small/Mid Cap Value portfolios. Mr. Dabora joined the firm in 1995. Prior to taking on day-to-day responsibilities for the Small Cap Value Fund II, Mr. Dabora was an assistant portfolio manager/analyst of the premium equity product of Robeco, an all-cap value institutional product. Additionally, he was a research analyst with responsibility for a wide variety of industries. Mr. Dabora holds a B.S. degree in business administration from Pennsylvania State University and an M.B.A. degree from The Anderson School of Management at the University of California at Los Angeles. He is a member of the CFA Institute and the CFA Society of San Francisco and has twenty years of investment experience.

For the fiscal year ended August 31, 2007, the Fund paid 1.24% (expressed as a percentage of average net assets) to Robeco for its services. Had fee waivers not been in place, the Fund would have paid 1.25%.

Robeco Boston Partners All-Cap Value Fund

Duilio Ramallo is the primary portfolio manager for the Fund.

Mr. Ramallo is a senior portfolio manager of Robeco. He is responsible for managing the Robeco Boston Partners Premium Equity portfolios. Prior to assuming this role, he was the assistant portfolio fund manager for the Robeco Boston Partners Small Cap Value portfolios and an equity analyst. Mr. Ramallo joined the firm in 1995. He holds a B.A. degree in economics/business from the University of California, Los Angeles and an M.B.A. degree from the Anderson Graduate School of Management at UCLA. Mr. Ramallo is a member of the CFA Society of Los Angeles, the CFA Institute and holds the Chartered Financial Analyst® designation. He has twelve years of investment experience.

For the fiscal year ended August 31, 2007, the Fund paid 0.00% (expressed as a percentage of average net assets) to Robeco for its services. Had fee waivers not been in place, the Fund would have paid 0.80%.

Robeco Boston Partners Long/Short Equity Fund

Robert T. Jones is the primary portfolio manager for the Fund and Mark E. Donovan is the secondary portfolio manager.

Mr. Jones is a senior portfolio manager employed by Robeco and is a member of Robeco’s Equity Strategy Committee. Mr. Jones also oversees the investment activities of Robeco’s long/short strategy products which include the fund.

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Mr. Jones joined the firm in 1995. Prior to taking on day-to-day responsibilities for the Long/Short Equity Fund, Mr. Jones served as portfolio manager of the large cap value and large cap focused institutional equity portfolios in addition to serving as Robeco’s Director of Research. Mr. Jones holds a B.A. degree in philosophy from Denison University. He is a member of the Boston Security Analysts Society Inc., the CFA Institute and holds the Chartered Financial Analyst® designation. Mr. Jones has nineteen years of investment experience. For information about Mr. Donovan please see the “Robeco Boston Partners Large Cap Value Fund.”

For the fiscal year ended August 31, 2007, the Fund paid 2.09% (expressed as a percentage of average net assets) to Robeco for its services. Had fee waivers not been in place, the Fund would have paid 2.25%.

Robeco WPG 130/30 Large Cap Core Fund

Easton Ragsdale and Peter Albanese serve as co-portfolio managers of the Fund and are co-Heads of Quantitative Equities of Robeco.

Since 2003, Mr. Ragsdale has served as a managing director of Robeco). Prior thereto, he spent seven years as the managing director and Associate Head of Equity of the Quantitative Research group for State Street Research and Management Co. Mr. Ragsdale holds an A.B. degree in history, an M.B.A. degree and is a Ph.D. candidate from the University of Chicago. He has twenty-five years of investment experience. Since 2003, Mr. Albanese has served as a managing director and principal of Robeco. Prior thereto, Mr. Albanese served as senior vice president of US Trust Co. of New York. He holds a BS degree in computer science from the State University of New York at Stony Brook and an MBA degree from New York University. Mr. Albanese has seventeen years of investment experience. All portfolio management responsibilities are shared between Mr. Ragsdale and Mr. Albanese. Each of the co-managers has specific sectors for which he is responsible.

The Fund’s Investor class of shares did not commence operation prior to August 31, 2007, and therefore paid no advisory fees during the fiscal year ended August 31, 2007.

SAM Sustainable Climate Fund and SAM Sustainable Water Fund

Dieter Küffer, CFA serves as the senior portfolio manager for the SAM Sustainable Water Fund and deputy senior portfolio manager for the SAM Sustainable Climate Fund. He has been dually employed by SAM and SAM Group Holding AG, SAM’s parent company (“SAM AG”), since 2001. Prior to that Mr. Küffer led an institutional asset management team at UBS Asset Management in Zurich that was in charge of client equity mandates in Switzerland from 1994-2001. Mr. Küffer started his career at UBS in the Private Banking Division. Mr. Küffer holds a federal diploma as a Swiss- Certified Banking Expert. Mr. Küffer has a total of 19 years experience.

Dr. Thiemo Lang serves as senior portfolio manager for the SAM Sustainable Climate Fund. He has been dually employed by SAM and SAM AG, since 2007. From 2005-2007, Dr. Lang was Portfolio Manager of the Lombard Odier Darier Hentsch et Cie. (LODH) technology fund called “Infology,” where he focused on companies in the fields of energy technologies and new materials. From 1999-2005, he was technology analyst and then portfolio manager at Activest (HypoVereinsbank/Unicredit) in Munich. Alongside the (co-)management of various mutual and institutional funds, he was responsible for the conception and the launch of the “Activest Lux NanoTech.” He has a total of 8 years experience. Dr. Lang earned a PhD in Electronics/Photonics from the Polytechnic Institute of Technology (INPG), Grenoble/France, and a Diploma degree (MSc) of Electronics from the University of Stuttgart/Germany.

Rainer Baumann, CFA serves as deputy senior portfolio manager for the SAM Sustainable Water Fund. He has been dually employed by SAM and SAM AG, since 2002. Prior to that, Mr. Baumann was a portfolio manager for UBS AG where he was responsible for the management of private mandates and was a member of the investment committee in Europe. He started his career as an assistant in the bank audit department at PricewaterhouseCoopers LLP and has a total of 9 years experience. Mr. Baumann is a chartered financial analyst and holds a master’s degree in business administration from the University of Zurich.

Marketing Arrangements

On July 20, 2005, Robeco USA, L.L.C. entered into an agreement with Harbor Capital Advisors, Inc. (“Harbor”), an affiliate of the Adviser, pursuant to which Harbor will market all classes of shares of the Core Bond Fund, including the Investor Class shares, to institutional investors that utilize one or more of the investment strategies offered by Robeco USA, L.L.C. For these services, Robeco, successor to Robeco USA, L.L.C., will pay Harbor 0.10% of the net assets in the investor accounts. This fee will be calculated by Robeco on a monthly basis with the fee for each month calculated using an average of the value of the assets in investor accounts on the first business day of the month and the last business day of the month. The fee will be paid by Robeco to Harbor quarterly in arrears.

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Each Adviser, or its affiliates (“Adviser”) may pay additional compensation, out of profits derived from the Adviser’s management fee and not as an additional charge to the Funds managed by the Adviser, to certain financial institutions (which may include banks, securities dealers and other industry professionals) for the sale and/or distribution of Fund shares or the retention and/or servicing of Fund investors and Fund shares (“revenue sharing”). These payments are in addition to any distribution or servicing fees payable under a 12b-l distribution and/or service plan of the Funds, any record keeping or sub-transfer agency fees payable by the Funds, or other fees described in the fee table or elsewhere in the Prospectus or SAI. Examples of “revenue sharing” payments include, but are not limited to, payment to financial institutions for “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, but not limited to, inclusion of the Funds on preferred or recommended sales lists, mutual fund “supermarket” platforms and other formal sales programs; granting the Adviser access to the financial institution’s sales force; granting the Adviser access to the financial institution’s conferences and meetings; assistance in training and educating the financial institution’s personnel; and obtaining other forms of marketing support. The level of revenue sharing payments made to financial institutions may be a fixed fee or based upon one or more of the following factors; gross sales, current assets and/or number of accounts of the Funds attributable to the financial institution, or other factors as agreed to by the Adviser and the financial institution or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Adviser from time to time, may be substantial, and may be different for different financial institutions depending upon the services provided by the financial institution. Such payments may provide an incentive for the financial institution to make shares of the Funds available to its customers and may allow the Funds greater access to the financial institution’s customers.

Prior Performance of Similarly Advised Accounts

The SAM Funds’ respective portfolio managers are employees of both SAM and SAM’s affiliate, SAM AG. The tables below present past performance information for the SAM Sustainable Water Composite (the “Water Composite”) and the SAM Sustainable Climate Composite (the “Climate Composite”). The Water Composite consists of all separate accounts and commingled accounts managed by the Sustainable Water Fund’s portfolio managers on behalf of SAM AG in a substantially similar manner as the Sustainable Water Fund. The Climate Composite consists of all separate accounts and commingled accounts managed by the Sustainable Climate Fund’s portfolio managers on behalf of SAM AG in a substantially similar manner as the Sustainable Climate Fund. All of the accounts comprising the Water Composite have substantially similar investment objectives, policies and strategies as the Sustainable Water Fund. All of the accounts comprising the Climate Composite have substantially similar investment objectives, policies and strategies as the Sustainable Climate Fund.

The information is provided to illustrate the past performance of the SAM Funds’ respective portfolio managers in managing substantially similar accounts and does not represent the performance of the Sustainable Water Fund or the Sustainable Climate Fund. Investors should not consider this performance information as a substitute for the performance of the Sustainable Water Fund or the Sustainable Climate Fund, nor should investors consider this information as an indication of the future performance of the Sustainable Water Fund or the Sustainable Climate Fund or of Sam or of SAM AG. The overall expenses of the accounts in the Water Composite and the Climate Composite are generally higher than those that would be experienced by the holders of Institutional Class shares of the Sustainable Water Fund and the Sustainable Climate Fund, respectively, and, therefore, the performance of the Institutional Class shares of the Sustainable Water Fund and Sustainable Climate Fund would generally be higher. However, the Sustainable Water Fund’s and the Sustainable Climate Fund’s results in the future also may be different because the accounts in the Water Composite and Climate Composite, respectively, are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds under applicable U.S. securities and tax laws that, if applicable, could have adversely affected the performance of the accounts in the Water Composite and the Climate Composite. In addition, the securities held by the Sustainable Water Fund and the Sustainable Climate Fund will not be identical to the securities held by the accounts in the Water Composite and Climate Composite, respectively. The performance of each Composite is also compared to the performance of a broad-based securities benchmark index appropriate to both the Sustainable Water Fund and the Sustainable Climate Fund. The index is unmanaged and is not subject to fees and expenses typically associated with managed funds, including the Sustainable Water Fund and the Sustainable Climate Fund. Investors cannot invest directly in the index. The performance information is accompanied by additional disclosures, which are an integral part of the information.

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SAM SUSTAINABLE WATER COMPOSITE

(Returns as of August 31, 2007)

Period	SAM Sustainable Water Composite Gross	SAM Sustainable Water Composite Net	MSCI World Index
3 Months (June 1, 2007 – August 31, 2007)	0.55%	0.11%	-3.04%
Year-to-Date (January 1, 2007 – August 31, 2007)	14.81%	13.50%	6.67%
1 Year	33.73%	31.46%	16.97%
3 Years	27.64%	25.47%	16.95%
5 Years	25.33%	23.19%	15.45%
Since Inception (October 1, 2001 – August 31, 2007)	20.63%	18.57%	11.09%

SAM SUSTAINABLE CLIMATE COMPOSITE

(Returns as of August 31, 2007)

Period	SAM Sustainable Climate Composite Gross	SAM Sustainable Climate Composite Net	MSCI World Index
3 Months (June 1, 2007 – August 31, 2007)	2.27%	1.83%	-3.04%
Since Inception (April 1, 2007 – August 31, 2007)	13.75%	12.94%	4.07%

1	SAM AG is a Swiss-based asset manager.

2	The Water Composite is comprised of all separately managed, fully discretionary, fee-paying accounts under management with a similar investment mandate and an account market value greater than $10 million. Currently, there is one account in the Water Composite, a Luxembourg UCIT (mutual fund). The creation date of the Water Composite was October 1, 2001.

3	The Climate Composite is comprised of all separately managed, fully discretionary, fee-paying accounts under management with a substantially similar investment mandate and an account market value of greater than $10 million. Currently, there is one account in the Climate Composite, a Luxembourg UCIT (mutual fund). The creation date of the Climate Composite was April 1, 2007.

4

Composite performance was calculated using Global Investment Performance Standards (GIPS™), although the Adviser is not a GIPS-compliant firm. This method of calculating performance differs from the Securities and Exchange Commission’s standardized methodology, which may produce different results.

5	Account returns are market value weighted and calculated on a total return, time-weighted basis using trade date valuations. Returns reflect the reinvestment of dividends and other earnings and are net of commissions and transaction costs. Performance is expressed in U.S. Dollars. Performance is calculated in EUR and exchanged to U.S. Dollars using exchange rates as of the last day of the month.

6	Composite performance is presented gross and net of management fees and other expenses and includes the reinvestment of all income. The management fee schedule is as follows:

Assets from	up to:	Fee per annum
$0	$25 million	1.00%
$25 million	$50 million	0.90%
greater than	$50 million	0.80%

7	The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The performance shown for the Index is net of foreign withholding taxes.

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Other Service Providers

The following chart shows the Funds’ service providers and includes their addresses and principal activities.

Shareholders

Distribution and Shareholder Services

Principal Underwriter

PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

Facilitates the distribution of shares and provides administrative services to beneficial shareholders of each Fund.

Transfer Agent and Dividend Disbursing Agent

PFPC Inc.
*301 Bellevue Parkway**
Wilmington, DE 19809

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy, sell and exchange requests.

**Do not use this address for purchases and redemptions. Please see "Purchase of Fund Shares" and "Redemption of Fund Shares" sections for further instructions.*

Asset Management

Investment Advisers

Manages each Fund's investment activities.

Custodians

PFPC Trust Company
8800 Tinicum Boulevard
Suite 200
Philadelphia, PA 19153

Holds each Boston Partners and SAM Fund's assets, settles all portfolio trades and collects most of the valuation data required for calculating each Fund's net asset value.

Mellon Bank N.A.
135 Santilli Highway
Everett, MA 02149

Holds the Robeco WPG 130/30 Large Cap Core Fund's assets, settles all portfolio trades and collects most of the valuation data required for calculating each Fund's net asset value.

Fund Operations

Administrator and Fund Accounting Agent

PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

Provides facilities, equipment and personnel to carry out administrative services related to each Fund and calculates each Fund's net asset value, dividends and distributions.

Board of Directors

Supervises the Funds' activities.

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SHAREHOLDER INFORMATION

Pricing of Fund Shares

Investor Class shares of the Funds (“Shares”) are priced at their net asset value (“NAV”). The NAV per share of each Fund is calculated as follows:

Value of Assets Attributable to the Investor Class
NAV =	–	Value of Liabilities Attributable to the Investor Class

Number of Outstanding Shares of the Investor Class

Each Fund’s NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NYSE is generally open Monday through Friday, except national holidays. The Fund will effect purchases of Fund shares at the NAV next determined after receipt of your order or request in proper form. The Fund will effect redemptions of Fund shares at the NAV next calculated after receipt of your order in proper form.

A Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price, except for the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”). Equity securities listed on NASDAQ will be valued at the official closing price. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. When prices are not available from such services or are deemed to be unreliable, securities may be valued by dealers who make markets in such securities. Foreign securities, currencies and other securities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar provided by a pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. If a Fund holds foreign equity securities, the calculation of the Fund’s NAV will not occur at the same time as the determination of the value of the foreign equities securities in the Fund’s portfolio, since these securities are traded on foreign exchanges.

If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before a Fund prices its shares. In such instances, a foreign security may be fair valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation involves the risk that the values used by a Fund to price its investments may be higher or lower than the values used by other investment companies and investors to price the same investments.

Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses).

Market Timing

In accordance with the policy adopted by the Company’s Board of Directors, the Company discourages market timing and other excessive trading practices. Purchases should be made with a view to longer-term investment only. Excessive short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by long-term shareholders. The Company and (Robeco or SAM, individually the “Adviser”) reserve the right to reject or restrict purchase requests from any investor. The Company and the Adviser will not be liable for any loss resulting from rejected purchase orders. To minimize harm to the Company and its shareholders (or the Adviser), the Company (or the Adviser) will exercise their right if, in the Company’s (or the Adviser’s) judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Company or the Adviser, has been or may be disruptive to a Fund. No waivers of the provisions of the policy established to detect and deter market timing and other excessive trading activity are permitted that would harm the Fund and its shareholders or would subordinate the interests of the Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.

To deter excessive shareholder trading, the Robeco Boston Partners Small Cap Value Fund II and the Robeco Boston Partners Long/Short Equity Fund generally charge a redemption fee of 1% and 2%, respectively, on shares redeemed that have been held for less than one year. The WPG Fund generally charges a redemption fee of 2% on shares redeemed within 60 days of purchase. The SAM Funds generally charge a redemption fee of 1% on shares redeemed within 60 days

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of purchase. In addition, the Funds generally limit the number of exchanges to six (6) times per year (one exchange per calendar month). For further information on redemptions and exchanges, please see the sections titled “Shareholder Information — Redemption of Fund Shares” and “Shareholder Information — Exchange Privilege.”

Pursuant to the policy adopted by the Board of Directors, the Advisers have developed criteria that they use to identify trading activity that may be excessive. Each Adviser reviews on a regular, periodic basis available information related to the trading activity in a Fund in order to assess the likelihood that the Fund may be the target of excessive trading. As part of its excessive trading surveillance process, each Adviser, on a periodic basis, examines transactions that exceed certain monetary thresholds or numerical limits within a period of time (see “Exchange Privilege” below). If, in its judgment, an Adviser detects excessive, short-term trading, the Adviser may reject or restrict a purchase request and may further seek to close an investor’s account with the Fund. Each Adviser may modify its surveillance procedures and criteria from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. Each Adviser will apply the criteria in a manner that, in the Adviser’s judgment, will be uniform. There is no assurance that an Adviser will be able to identify market timers, particularly if they are investing through intermediaries.

If necessary, the Company may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in the Company. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Company. If a financial intermediary fails to enforce the Company’s excessive trading policies, the Company may take certain actions, including terminating the relationship.

Purchase of Fund Shares

Shares representing interests in the Funds are offered continuously for sale by PFPC Distributors, Inc. (the “Distributor”). The Board of Directors has approved a Distribution Agreement and adopted a separate Plan of Distribution for the shares (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Distributor is entitled to receive from the Funds a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Shares. The actual amount of such compensation under the Plan is agreed upon by the Company’s Board of Directors and by the Distributor. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Funds’ 12b-1 Plan. Ongoing servicing and/or maintenance of the accounts of shareholders may include updating and mailing prospectuses and shareholder reports, responding to inquiries regarding shareholder accounts and acting as agent or intermediary between shareholders and the Funds or their service providers. The Distributor may delegate some or all of these functions to Service Organizations. See “Purchases Through Intermediaries” below.

The Plan obligates the Funds, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Shares the fee agreed to under the Distribution Agreement. Payments under the Plan are not tied exclusively to expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.

Purchases Through Intermediaries. Shares of the Funds may also be available through certain brokerage firms, financial institutions and other industry professionals (collectively, “Service Organizations”). Certain features of the Shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Shares are purchased directly from the Company. Therefore, you should contact the Service Organization acting on your behalf concerning the fees (if any) charged in connection with a purchase or redemption of Shares and should read this Prospectus in light of the terms governing your accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Company in accordance with their agreements with the Company and with clients or customers. Service Organizations or, if applicable, their designees that have entered into agreements with the Company or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Company’s pricing on the following Business Day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Company will be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts a purchase or redemption order in good order if the order is actually received by the Company in good order not later than the next business morning. If a purchase order is not received by the Fund in good order, PFPC Inc. (the “Transfer Agent”)

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will contact the financial intermediary to determine the status of the purchase order. Orders received by the Company in good order will be priced at the Fund’s NAV next computed after they are deemed to have been received by the Service Organization or its authorized designee.

The Company relies upon the integrity of Service Organizations to ensure that orders are timely and properly submitted. Each Fund cannot assure you that a Service Organization properly submitted to it all purchase and redemption orders received from the Service Organization’s customers before the time for determination of the Fund’s NAV in order to obtain that day’s price.

For administration, subaccounting, transfer agency and/or other services, the Adviser, the Distributor or their affiliates may pay Service Organizations and certain recordkeeping organizations a fee (the “Service Fee”) of the average annual NAV of accounts with the Company maintained by such Service Organizations or recordkeepers. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.

General. You may also purchase Shares of each Fund at the NAV per share next calculated after your order is received by the Transfer Agent in proper form as described below. After an initial purchase is made, the Transfer Agent will set up an account for you on the Company records. The minimum initial investment in any Fund is $2,500 and the minimum additional investment is $100. The minimum initial and subsequent investment requirements may be reduced or waived from time to time. For purposes of meeting the minimum initial purchase, purchases by clients which are part of endowments, foundations or other related groups may be combined. You can only purchase Shares of the Fund on days the NYSE is open and through the means described below. Shares may be purchased by principals and employees of the Adviser and its subsidiaries and by their spouses and children either directly or through any trust that has the principal, employee, spouse or child as the primary beneficiaries, their individual retirement accounts, or any pension and profit-sharing plan of the Adviser and its subsidiaries without being subject to the minimum investment limitations.

Initial Investment By Mail. An account may be opened by completing and signing the application included with this Prospectus and mailing it to the Transfer Agent at the address noted below, together with a check ($2,500 minimum) payable to the Fund in which you would like to invest. Third party checks will not be accepted.

Regular Mail:	Overnight Mail:

[name of Fund]	[name of Fund]
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9816	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427

The name of the Fund to be purchased should be designated on the application and should appear on the check. Payment for the purchase of Shares received by mail will be credited to a shareholder’s account at the NAV per share of the Fund next determined after receipt of payment in good order.

Initial Investment By Wire. Shares of each Fund may be purchased by wiring federal funds to PNC Bank, N.A. (see instructions below). A completed application must be forwarded to the Transfer Agent at the address noted above under “Initial Investment by Mail” in advance of the wire. For each Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. (Prior notification must also be received from investors with existing accounts.) Request account information and routing instructions by calling the Transfer Agent at (888) 261-4073. Funds should be wired to:

PNC Bank, N.A.

Philadelphia, Pennsylvania 19103

ABA# 0310-0005-3

Account # 86-1108-2507

F/B/O [name of fund]

Ref. (Account Number)

Shareholder or Account Name

Federal funds wire purchases will be accepted only on days when the NYSE and PNC Bank, N.A. are open for business.

Additional Investments. Additional investments may be made at any time (minimum additional investment $100) by purchasing Shares of any Fund at the NAV per Share of the Fund by mailing a check to the Transfer Agent at the address noted under “Initial Investment by Mail” (payable to Robeco [name of Fund]) or by wiring monies to PNC Bank, N.A. as outlined under “Initial Investment by Wire.” For each Fund, notification must be given to the Transfer Agent at

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(888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. Initial and additional purchases made by check cannot be redeemed until payment of the purchase has been collected. This may take up to 15 calendar days from the date of purchase.

Automatic Investment Plan. Additional investments in Shares of the Funds may be made automatically by authorizing the Transfer Agent to withdraw funds from your bank account through an Automatic Investment Plan ($100 minimum). Investors desiring to participate in an Automatic Investment Plan should call the Transfer Agent at (888) 261-4073.

Retirement Plans. Shares may be purchased in conjunction with individual retirement accounts (“IRAs”) and rollover IRAs where PFPC Trust Company acts as custodian for the Boston Partners Funds and the SAM Funds, and Mellon Bank N.A. acts as custodian for the WPG Fund. A $15.00 custodial maintenance fee is charged per IRA account per year. For further information as to applications and annual fees, contact the Transfer Agent at (888) 261- 4073. To determine whether the benefits of an IRA are available and/or appropriate, you should consult with a tax advisor.

Other Purchase Information. The Company reserves the right, in its sole discretion, to suspend the offering of Shares or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Funds. Subject to Board of Directors’ discretion, Robeco and SAM will monitor each Fund’s total assets and may decide to close any of the Funds at any time to new investments or to new accounts due to concerns that a significant increase in the size of a Fund may adversely affect the implementation of the Fund’s strategy. Subject to Board of Directors’ discretion, Robeco and SAM may also choose to reopen a closed Fund to new investments at any time, and may subsequently close such Fund again should concerns regarding the Fund’s size recur. If a Fund closes to new investments, generally the closed Fund would be offered only to certain existing shareholders of the Fund and certain other persons, who are generally subject to cumulative, maximum purchase amounts, as follows:

a.	Persons who already hold Shares of the closed Fund directly or through accounts maintained by brokers by arrangement with the Company;

b.	Existing and future clients of financial advisers and planners whose clients already hold Shares of the closed Fund;

c.	Employees of the Adviser and their spouses, parents and children; and

d.	Directors of the Company.

Other persons who are shareholders of other Robeco Funds are not permitted to acquire Shares of the closed Fund by exchange. Distributions to all shareholders of the closed Fund will continue to be reinvested unless a shareholder elects otherwise. Both Robeco and SAM, subject to the Board of Directors’ discretion, reserve the right to implement other purchase limitations at the time of closing, including limitations on current shareholders.

Purchases of the Funds’ Shares will be made in full and fractional shares of the Fund calculated to three decimal places.

The Company’s officers are authorized to waive the minimum initial and subsequent investment requirements.

Currently, the Robeco Boston Partners Long/Short Equity Fund is closed to all purchases except purchases made by existing shareholders, employees of Robeco Investment Management, Inc. and their spouses, parents and children, and existing and future clients of financial advisers and planners whose clients already hold shares of the Robeco Boston Partners Long/Short Equity Fund. Other persons who are shareholders of the Boston Partners Funds, the SAM Funds or the WPG Fund are permitted to acquire shares of the Robeco Boston Partners Long/Short Equity Fund by exchange.

Good Order. You must include complete and accurate required information on your purchase request. Please see “Purchase of Fund Shares” for instructions. Purchase requests not in good order may be rejected.

Customer Identification Program. Federal law requires the Company to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Company. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Company reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in a Company portfolio or to involuntarily redeem an investor’s Shares and close an account in the event that an investor’s identity is not verified. The Company and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s Shares when an investor’s identity cannot be verified.

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Redemption of Fund Shares

Normally, your investment firm will send your request to redeem Shares to the Fund’s transfer agent. Consult your investment professional for more information. You can redeem some or all of your Fund shares directly through the Fund only if the account is registered in your name. All IRA shareholders must complete an IRA withdrawal form to redeem shares from their IRA account.

You may redeem Shares of the Funds at the next NAV calculated after a redemption request is received by the Transfer Agent in proper form. You can only redeem Shares on days the NYSE is open and through the means described below.

You may redeem Shares of each Fund by mail, or, if you are authorized, by telephone (excluding retirement accounts where PFPC Trust Company acts as custodians for the Boston Partners and the SAM Funds and Mellon Bank N.A. acts as custodian for the WPG Fund). The value of Shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by a Fund. There is generally no charge for a redemption. However, with the exception of defined contribution plans, if a shareholder of the Robeco Boston Partners Small Cap Value Fund II or Robeco Boston Partners Long/Short Equity Fund redeems Shares held for less than one year, a transaction fee of 1% or 2%, respectively, of the NAV of the Shares redeemed at the time of redemption will be charged. In addition, with the exception of defined contribution plans, if a shareholder of the WPG or SAM Funds redeems Shares held for less than 60 days, a transaction fee of 2% and 1% respectively, of the NAV of the Shares redeemed at the time of redemption will be charged. For purposes of this redemption feature, Shares purchased first will be considered to be Shares first redeemed.

Redemption By Mail. Your redemption requests should be addressed to [name of Fund], c/o PFPC Inc., P.O. Box 9816, Providence, RI 02940; for overnight delivery, requests should be addressed to [name of Fund], c/o PFPC Inc., 101 Sabin Street, Pawtucket, RI 02860-1427 and must include:

a.	Name of the Fund;

b.	Account number;

c.	Your share certificates, if any, properly endorsed or with proper powers of attorney;

d.	A letter of instruction specifying the number of Shares or dollar amount to be redeemed, signed by all registered owners of the Shares in the exact names in which they are registered;

e.	Medallion signature guarantees are required when (i) the redemption proceeds are to be sent to someone other than the registered shareholder(s) or (ii) the redemption request is for $10,000 or more. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a Medallion Program recognized by the Securities Transfer Association. The three recognized Medallion Programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Program (MSP). Signature guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable; and

f.	Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

Redemption By Telephone. In order to request a telephone redemption, you must have returned your account application containing a telephone election. To add a telephone redemption option to an existing account, contact the Transfer Agent by calling (888) 261-4073. Please note that IRA accounts are not eligible for telephone redemption.

Once you are authorized to utilize the telephone redemption option, a redemption of Shares may be requested by calling the Transfer Agent at (888) 261-4073 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. A wire charge of $7.50 is assessed and charged to the shareholder. If the telephone redemption option or the telephone exchange option is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent’s records of such instructions are binding and shareholders, not the Company or the Transfer Agent, bear the risk of loss in the event of unauthorized instructions reasonably believed by the Company or the Transfer Agent to be genuine. The Company and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Company and the Transfer Agent in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

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Systematic Withdrawal Plan. If your account has a value of at least $10,000, you may establish a Systematic Withdrawal Plan and receive regular periodic payments. A request to establish a Systematic Withdrawal Plan must be submitted in writing to the Transfer Agent at P.O. Box 9816, Providence, RI 02940. Each withdrawal redemption will be processed on or about the 25th of the month and mailed as soon as possible thereafter. There are no service charges for maintenance; the minimum amount that you may withdraw each period is $100 (WPG Fund minimum amount $50). (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at NAV. To provide funds for payment, Shares will be redeemed in such amounts as are necessary at the redemption price. The systematic withdrawal of Shares may reduce or possibly exhaust the Shares in your account, particularly in the event of a market decline. As with other redemptions, a systematic withdrawal payment is a sale for federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the plan in effect and, while a Systematic Withdrawal Plan is in effect, you may not make periodic investments under the Automatic Investment Plan. You will receive a confirmation of each transaction and the Share and cash balance remaining in your plan. The plan may be terminated on written notice by the shareholder or by a Fund and will terminate automatically if all Shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Funds’ transfer agent at least ten Business Days prior to the end of the month preceding a scheduled payment.

Transaction Fee on Certain Redemptions of the Robeco Boston Partners Small Cap Value Fund II, the Robeco Boston Partners Long/Short Equity Fund, the WPG Fund and the SAM Funds

The Robeco Boston Partners Small Cap Value Fund II requires the payment of a transaction fee on redemptions of Shares held for less than one year equal to 1.00% of the NAV of such Shares redeemed at the time of redemption. The Robeco Boston Partners Long/Short Equity Fund requires the payment of a transaction fee on redemption of Shares held for less than one year equal to 2.00% of the NAV of such Shares redeemed at the time of redemption. The WPG Fund and the SAM Funds require the payment of a transaction fee on redemption of Shares held for less than 60 days equal to 2.00% and 1.00%, respectively, of the NAV of such Shares redeemed at the time of redemption. This additional transaction fee is paid to each Fund, NOT to the Adviser, Distributor or Transfer Agent. It is NOT a sales charge or a contingent deferred sales charge. The fee does not apply to defined contribution plans or to redeemed Shares that were purchased through reinvested dividends or capital gain distributions. The additional transaction fee is intended to limit short-term trading in each Fund or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. These costs include: (i) brokerage costs; (ii) market impact costs — i.e., the decrease in market prices which may result when a Fund sells certain securities in order to raise cash to meet the redemption request; (iii) the realization of capital gains by the other shareholders in each Fund; and (iv) the effect of the “bid-ask” spread in the over-the-counter market. The transaction fee represents each Fund’s estimate of the brokerage and other transaction costs which may be incurred by each Fund in disposing of stocks in which each Fund may invest. Without the additional transaction fee, each Fund would generally be selling its shares at a price less than the cost to each Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Funds. With the additional transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions of the Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners Long/Short Equity Fund and the WPG Fund. The Funds reserve the right, at their discretion, to waive, modify or terminate the additional transaction fee.

Each Fund will use the first-in, first-out method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of Shares held in your account. The short-term redemption fee will be assessed on the net asset value of those Shares calculated at the time the redemption is effected.

Involuntary Redemption. The Funds reserve the right to redeem a shareholder’s account in any Fund at any time the value of the account in such Fund falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account in a Fund is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed. The transaction fee applicable to the Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners Long/Short Equity Fund, the WPG Fund and the SAM Funds will not be charged when Shares are involuntarily redeemed.

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Other Redemption Information. Redemption proceeds for Shares of the Funds recently purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option.

Other than as described above, payment of the redemption proceeds will be made within seven days after receipt of an order for a redemption. The Company may suspend the right of redemption or postpone the date at times when the NYSE is closed or under any emergency circumstances as determined by the SEC.

If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a Fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in the payment of redemptions. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder of a Fund.

Proper Form. You must include complete and accurate required information on your redemption request. Please see “Redemption of Fund Shares” for instructions. Redemption requests not in proper form may be delayed.

Exchange Privilege

The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Investor Class Shares of any Robeco Investment Fund for Investor Class Shares of another Robeco Investment Fund, up to six (6) times per year (one exchange per calendar month). Such an exchange will be effected at the NAV of the exchanged Investor Class Shares and the NAV of the Investor Class Shares to be acquired next determined after PFPC’s receipt of a request for an exchange. An exchange of the Robeco Boston Partners Small Cap Value Fund II or Robeco Boston Partners Long/Short Equity Fund Shares held for less than one year (with the exception of Shares purchased through dividend reinvestment or the reinvestment of capital gains) will be subject to a transaction fee of 1.00% with respect to the Robeco Boston Partners Small Cap Value Fund II and 2.00% with respect to the Robeco Boston Partners Long/Short Equity Fund. An exchange of the WPG Fund or SAM Fund Shares held for less than 60 days (with the exception of Shares purchased through the reinvestment of dividends and/or capital gain distributions and, for the SAM Funds, with the exception of Shares held by defined contribution plans) will be subject to a transaction fee of 2.00% for the WPG Fund and 1% for the SAM Funds. An exchange of Shares will be treated as a sale for federal income tax purposes. A shareholder may make an exchange by sending a written request to the Transfer Agent or, if authorized, by telephone (see “Redemption by Telephone” above). Defined contribution plans are not subject to the above exchange limitations, including any applicable redemption fee.

If the exchanging shareholder does not currently own Investor Class Shares of the Fund, a new account will be established with the same registration, dividend and capital gain options as the account from which Shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. See “Redemption by Mail” for information on signature guarantees. The exchange privilege may be modified or terminated at any time, or from time to time, by the Funds, upon 60 days’ written notice to shareholders.

If a shareholder wants to exchange shares into a new account in a Fund, the dollar value of the Shares acquired must equal or exceed the Fund’s minimum investment requirement for a new account. If a shareholder wants to exchange shares into an existing account, the dollar value of the shares must equal or exceed the Fund’s minimum investment requirement for additional investments. If an amount remains in the Fund from which the exchange is being made that is below the minimum account value required, the account will be subject to involuntary redemption.

The Funds’ exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege, which may potentially disrupt the management of the Funds and increase transaction costs, the Funds have established a policy of limiting excessive exchange activity. Shareholders are entitled to six (6) exchange redemptions (one exchange per calendar month) from each Fund during any twelve-month period. Notwithstanding these limitations, the Funds reserve the right to reject any purchase request (including exchange purchases from other Robeco Investment Funds) that is deemed to be disruptive to efficient portfolio management.

Dividends and Distributions

Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the Fund unless a shareholder elects otherwise.

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The Boston Partners Funds, the Robeco WPG 130/30 Large Cap Core Fund and the SAM Funds will declare and pay dividends from net investment income annually. Ordinary income for the WPG Fund in certain circumstances may be “qualified dividend income” taxable to individual shareholders at a maximum 15% U.S. federal income tax rate. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Funds at least annually. The estimated amount of any annual distribution will be posted to Robeco’s website at www.robecoinvest.com or a free copy may be obtained by calling (888) 261-4073.

The Funds may pay additional distributions and dividends at other times if necessary for the Fund to avoid U.S. federal tax. The Funds’ distributions and dividends, whether received in cash or reinvested in additional Fund Shares, are subject to U.S. federal income tax.

Taxes

The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Fund Distributions. Each Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as otherwise discussed below, you will be subject to federal income tax on Fund distributions regardless whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.

Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, no matter how long you have owned your Fund shares. The maximum long-term capital gain rate applicable to individuals, estates, and trusts is currently 15%. You will be notified annually of the tax status of distributions to you.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

Distributions from a Fund will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

A portion of distributions paid by a Fund to shareholders that are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations.

If you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as “buying into a dividend.”

Sales and Exchanges. You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them. (To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

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IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Backup Withholding. The Funds may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current withholding rate is 28%.

U.S. Tax Treatment of Foreign shareholders. Nonresident aliens, foreign corporations and other foreign investors in the Funds will generally be exempt from U.S. federal income tax on Fund distributions attributable to net capital gains and, for distributions attributable to the Fund’s current taxable year ending on August 31, 2008, net short-term capital gains of each Fund. Tax may apply to such capital gain distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

Fund distributions attributable to other categories of Fund income, such as dividends from portfolio companies, will generally be subject to a 30% withholding tax when paid to foreign shareholders. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits. Also, for the Funds’ taxable year ending on August 31, 2008 Fund distributions attributable to U.S.-source interest income of each Fund will be exempt from U.S. federal income tax for foreign investors, but they may need to file a federal income tax return to obtain a refund of any withholding taxes.

In subsequent taxable years, the exemption of foreign investors from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and short-term capital gains will be unavailable, but distributions attributable to long-term capital gains will continue to be exempt.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes. You may also be subject to state and local taxes on income and gain from Fund shares. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Sunset of Tax Provisions. Some of the tax provisions described above are subject to sunset provisions. Specifically, a sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at the long-term capital gain rate will change after 2010.

More information about taxes is contained in the SAI.

Multi-Class Structure

Each Fund also offers Institutional Class Shares, which are offered directly to institutional investors without distribution fees in a separate prospectus. Shares of each class of a Fund represent equal pro rata interests in the Fund and accrue dividends and calculate NAV and performance quotations in the same manner. The performance of each class is quoted separately due to different actual expenses. The total return on Investor Class Shares of a Fund can be expected to differ from the total return on Institutional Class Shares of the same Fund. Information concerning other classes of the Funds can be requested by calling the Funds at (888) 261-4073.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS’ SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

64

ROBECO INVESTMENT FUNDS

(INVESTOR CLASS)

ACCOUNT APPLICATION

Please Note: Do not use this form to open a retirement plan account. For an IRA application or help with this Application, please call 1-888-261-4073.

1 Account Registration:	(Please check the appropriate box(es)) ❑ Individual ❑ Joint Tenant ❑ Other

NAME DATE OF BIRTH SOCIAL SECURITY NUMBER OR TAX ID # OF PRIMARY OWNER

NAME OF JOINT OWNER DATE OF BIRTH JOINT OWNER SOCIAL SECURITY NUMBER OR TAX ID #
For joint accounts, the account registrants will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.
GIFT TO MINOR:	❑ Uniform Gifts/Transfer to Minor’s Act
UNDER THE UGMA/UTMA (circle one)
STATE

NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED) CUSTODIAN’S SOCIAL SECURITY NUMBER** DATE OF BIRTH**

NAME OF MINOR (ONLY ONE PERMITTED) MINOR’S SOCIAL SECURITY NUMBER** DATE OF BIRTH**

CORPORATION, PARTNERSHIP, TRUST OR OTHER ENTITY:	NAME OF CORPORATION, PARTNERSHIP, OR OTHER (NAME OF LEGAL ENTITY) NAME(S) OF FIDUCIARY/TRUSTEE(S)

TAXPAYER IDENTIFICATION NUMBER

FINANCIAL INTERMEDIARY INQUIRY	Is this account for a financial intermediary* as defined by SEC Rule 22c-2?
❑ Yes ❑ No
If yes, you will be required to enter into a Shareholder Information Agreement with PFPC Distributors, Inc. with respect to the opening of this account.

If no, you represent and warrant that if you become a financial intermediary* with respect to this or other Robeco accounts at any time in the future, you will immediately notify PFPC Distributors, Inc. and will take steps to comply with the requirement to enter into a Shareholder Information Agreement pursuant to SEC Rule 22c-2.

*Financial intermediary generally refers to any broker, dealer, bank, or other person that holds shares in nominee name for other investors (e.g., omnibus accounts). The term may also include a unit investment trust, employee benefit/retirement plan, plan administrator, or any person that maintains plan participant records. Financial intermediary does not include individual investors.

312 INQUIRY - FOREIGN INVESTOR STATUS	Is your company any of the following (If yes, please provide business classification.): a bank organized and located outside the United States; a foreign office, agent or branch of a U.S. covered financial institution; money transmitter; currency dealer or exchanger; or a company that if located in the United States would be required to register as a mutual fund, securities broker-dealer or a futures commission merchant?
❑ Yes ❑ No If yes, what is your classification

A “U.S. covered financial institution” is generally any of the following: a bank; a credit union; a savings association; a corporation acting under section 25A of the Federal Reserve Act; a trust bank or company; a securities broker-dealer, a futures commission merchant; an introducing broker; or a mutual fund.

NOT PART OF THE PROSPECTUS

2 Address Information:	Residency Address**: (you must provide a street address)

STREET APARTMENT NUMBER

CITY STATE ZIP CODE

DAY PHONE NUMBER EVENING PHONE NUMBER
Joint owner or Minor’s residency address

STREET APARTMENT NUMBER

CITY STATE ZIP CODE

**Identity Verification Procedures Notice. The USA PATRIOT ACT requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of all investors opening new accounts. When completing the New Account Application, you will be required to supply the Funds with certain information for all persons owning or permitted to act on an account, that will assist the Funds in verifying your identity. This includes date of birth, taxpayer identification number and street address. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if it is unable to verify a customer’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Mailing Address: (you may provide a P.O. Box)

❑ CHECK HERE IF YOUR MAILING ADDRESS IS THE SAME AS YOUR RESIDENCY ADDRESS.

STREET ADDRESS, APARTMENT NUMBER OR P.O. BOX

	CITY	STATE	ZIP CODE

3 Investment Information:	Minimum initial investment of $2500.00 per fund. Total amount of investments $
Make check payable to Robeco Investment Funds.
Shareholders may not purchase shares of any fund with a check issued by a third party and endorsed over to the fund.

Robeco Boston Partners Large Cap Value Fund (71) $ Robeco Boston Partners Mid Cap Value Fund (74) $

Robeco Boston Partners Small Cap Value Fund II (78) $ Robeco Boston Partners All-Cap Value Fund (82) $

Robeco Boston Partners Long/Short Equity Fund (80)

Robeco WPG 130/30 Large Cap Core Fund $

SAM Sustainable Water Fund ( ) $

SAM Sustainable Climate Fund ( ) $

Make the check payable to Robeco Investment Funds. Shareholders may not purchase shares of the Fund with a check issued by a third party and endorsed over to the Fund.

DISTRIBUTION OPTIONS:	Dividends: Pay by check ❑ Reinvest ❑ Capital Gains: Pay by check ❑ Reinvest ❑
NOTE: Dividends and capital gains may be reinvested or paid by check. If no options are selected above, both dividends and capital gains will be reinvested in additional fund shares.

NOT PART OF THE PROSPECTUS

4 Systematic Withdrawal Plan:	To select this portion please fill out the information below:
Amount $ Startup Month
	•A minimum account value of $ 10,000 in a single account is required to establish a Systematic Withdrawal Plan. •Payments will be made on or near the 25th of the month.		Frequency: ❑ Annually ❑ Monthly ❑ Quarterly

Please check one of the following options: Please mail checks to Address of Record (Named in Section 2) Please electronically credit my Bank of Record (Named in Section 6)
5 Telephone Exchange and Redemption:

To use this option, you must initial the appropriate line below.

I authorize the Transfer Agent to accept instructions from any persons to redeem or exchange shares in my account(s) by telephone in accordance with the procedures and conditions set forth in the Fund’s current prospectus.

	Individual initial	joint initial	Redeem shares, and send the proceeds to the address of record.

	Individual initial	joint initial	Exchange shares for shares of Robeco Investment Funds.

6 Automatic Investment Plan:

The Automatic Investment Plan which is available to shareholders of the Fund, makes possible regularly scheduled purchases of Fund shares to allow dollar-cost averaging. The Fund’s Transfer Agent can arrange for an amount of money selected by you to be deducted from your checking account and used to purchase shares of the Fund

Please debit $                   (minimum $100) from my checking account (named below) on or about the 20th of the month.

Please attach an unsigned, voided check.

❑ Monthly ❑ Quarterly ❑ Annually

BANK RECORD:	BANK NAME STREET ADDRESS OR P.O. BOX

CITY STATE ZIP CODE

BANK ABA NUMBER BANK ACCOUNT OWNER BANK ACCOUNT NUMBER

NOT PART OF THE PROSPECTUS

7 Signatures:

The undersigned warrants that I (we) have full authority and, if a natural person, I (we) am (are) of legal age to purchase shares pursuant to this Account Application, and I (we) have received a current prospectus for the Fund in which I (we) am (are) investing.

Under the Interest and Dividend Tax Compliance Act of 1983, the Fund is required to have the following certification:

Under penalties of perjury, I certify that:

(1)   The number shown on this form is my correct identification number (or I am waiting for a number to be issued to me), and

(2)   I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service that I am subject to 28% backup withholding as a result of a failure to report all Interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

(3)   I am a U.S. person (including a U.S. resident alien).

Note: You must cross out item (2) above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return. The Internal Revenue Service does not require your consent to any provision of this document other than the certification required to avoid backup withholding.

SIGNATURE OF APPLICANT DATE

PRINT NAME TITLE (IF APPLICABLE)

SIGNATURE OF JOINT OWNER DATE

PRINT NAME TITLE (IF APPLICABLE)

(If you are signing for a corporation, you must indicate corporate office or title. If you wish additional signatories on the account, please include a corporate resolution. If signing as a fiduciary, you must indicate capacity.)

For information on additional options, such as IRA Applications, rollover requests for qualified retirement plans, or for wire instructions, please call us at 1-888-261-4073.

	Mail completed Account Application and check to:	Robeco Investment Funds c/o PFPC Inc. P.O. Box 9816 Providence, RI 02940

	Overnight Mailing Address:	Robeco Investment Funds c/o PFPC Inc. 101 Sabin Street Pawtucket, RI 02860

NOT PART OF THE PROSPECTUS

(This Page Intentionally Left Blank.)

ROBECO INVESTMENT FUNDS

of

The RBB Fund, Inc.

(888) 261-4073

http://www.robecoinvest.com

For More Information:

This Prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Robeco Investment Funds is available free of charge, upon request, including:

Annual/Semi–Annual Reports

These reports contain additional information about each Fund’s investments, describe each Fund’s performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies that significantly affected the Funds’ performance during their last fiscal year. The annual and semi-annual reports to shareholders may be obtained by visiting http://www.robecoinvest.com.

Statement of Additional Information

An SAI, dated December 31, 2007 has been filed with the SEC. The SAI, which includes additional information about the Robeco Investment Funds, may be obtained free of charge, along with the annual and semi–annual reports, by calling (888) 261-4073. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus (and is legally part of the prospectus). The SAI is not available on the Adviser’s website because a copy may be obtained by calling (888) 261-4073.

Shareholder Inquiries

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 6 p.m. (Eastern time) Monday–Friday. Call: (888) 261-4073 or visit the website of Robeco Investment Management at http://www.robecoinvest.com.

Purchases and Redemptions

Call (888) 261-4073.

Written Correspondence

Street Address:

Robeco Investment Funds, c/o PFPC Inc., 101 Sabin Street, Pawtucket, RI 02860-1427

P.O. Box Address:

Robeco Investment Funds, c/o PFPC Inc., P.O. Box 9816, Providence, RI 02940

Securities and Exchange Commission

You may view and copy information about the Company and the Funds, including the SAI, by visiting the SEC’s Public Reference Room in Washington, DC or the EDGAR Database on the SEC’s Internet site at www.sec.gov. You may also obtain copies of Fund documents by paying a duplicating fee and sending an electronic request to the following e-mail address: publicinfo@sec.gov, or by sending your written request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-0102. You may obtain information on the operation of the public reference room by calling the SEC at (202) 551-8090.

INVESTMENT COMPANY ACT FILE NO. 811–05518

Institutional Class

Investor Class

Retirement Class

Robeco Investment Funds

of the RBB Fund, Inc.

Prospectus December 31, 2007

(As revised May 6, 2008)

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Robeco WPG Core Bond Fund

The securities described in this prospectus have been registered with the Securities and Exchange Commission (“SEC”). The SEC, however, has not judged these securities for their investment merit and has not determined the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a criminal offense.

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A look at the investment objective, strategies, risks, expenses and financial history of the Robeco WPG Core Bond Fund.

Details about the Fund’s service providers.

Policies and instructions for opening, maintaining and closing an account in any of the Robeco Investment Funds.

INTRODUCTION 3

DESCRIPTION OF THE ROBECO INVESTMENT FUND

Robeco WPG Core Bond Fund4

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS AND RISKS9

Disclosure of Portfolio Holdings10

MANAGEMENT OF THE FUND

Investment Adviser11

Portfolio Managers11

Other Service Providers13

SHAREHOLDER INFORMATION

Pricing of Fund Shares14

Market Timing14

Purchase of Fund Shares15

Redemption of Fund Shares18

Exchange Privilege20

Dividends and Distributions21

Taxes21

Shareholder Services Plan23

FINANCIAL HIGHLIGHTS24

FOR MORE INFORMATIONBack Cover

2

INTRODUCTION

This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Robeco WPG Core Bond Fund (the “Fund”) of The RBB Fund, Inc. (the “Company”).

The Fund has a multi-class structure that offers Institutional Class Shares, which are offered directly to institutional investors without distribution fees, Investor Class Shares, which are offered directly to individual investors, and Retirement Class Shares, which are offered to certain tax-deferred retirement plans. Shares of each class of the Fund represent equal pro rata interests in the Fund and accrue dividends and calculate NAV and performance quotations in the same manner. The performance of each class is quoted separately due to different actual expenses. The total return on each Class of Shares of the Fund can be expected to differ from the total return on the other Classes of Shares of the Fund. Information concerning other classes of the Fund can be requested by calling the Fund at (888) 261-4073.

The Fund is currently closed to purchases and exchanges, other than dividend reinvestments. In anticipation of the Fund’s liquidation according to a plan of liquidation and termination that was approved by the Board of Directors of the RBB Fund, Inc. on March 26, 2008, the Fund expects to sell its portfolio holdings and hold all assets in cash and cash equivalent instruments on or about May 15, 2008. The Fund expects to effect liquidating redemptions of all remaining shares on or about May 30, 2008.

Robeco Investment Management, Inc. (“Robeco” or the “Adviser”) provides investment advisory services to the Fund. Other Robeco Investment Funds are offered by separate prospectuses.

This Prospectus has been organized so that the Fund has a short section with important facts about the investment objective, strategies, risks, expenses and financial history of the Fund. Once you read this section about the Fund, read the “Purchase of Fund Shares” and “Redemption of Fund Shares” sections. These two sections apply to the Fund offered by this Prospectus.

3

ROBECO WPG CORE BOND FUND

IMPORTANT DEFINITIONS

Bonds: A bond is a type of fixed income or debt security. When a fund buys a bond, it is in effect lending money to the company, government or other entity that issued the bond. In return, the issuer has an obligation to make regular interest payments and to repay the original amount of the loan on a given date, known as the maturity date. A bond matures when it reaches its maturity date. Bonds usually have fixed interest rates, although some have rates that fluctuate based on market conditions and other factors.

Derivatives: A derivative is an investment whose value is based on or derived from the performance of other securities or interest or currency exchange rates or indices. Derivatives are considered to carry a higher degree of risk than other types of securities.

Duration: As used in this Prospectus, duration means the weighted average term to maturity of a fixed income security’s cash flows, based on their present values. Duration, which is expressed as a number of years from the purchase date of a security, can be used as a single measurement to compare fixed income securities with different issue dates, maturity dates, coupon rates and yields to maturity.

Investment Objective

The Fund seeks current income, consistent with capital preservation. The Fund’s investment objective is not fundamental and may be changed without shareholder approval by the Company’s Board of Directors. The Fund will notify shareholders in writing at least 60 days prior to any change in this objective.

Principal Investment Strategies

Investments: The Fund invests substantially all, but at least 80%, of its net assets (including any borrowings for investment purposes) in U.S. dollar denominated or quoted bonds issued by domestic or foreign companies or governmental entities. The Fund may invest in all types of bonds, including notes, mortgage-backed and asset-backed securities (including without limitation mortgage-backed derivative securities), convertible debt securities, municipal securities, short-term debt securities and other financial instruments, including derivatives, with economic characteristics similar to bonds. The Fund may also invest in fixed income securities of all types, including preferred stock. The Fund will notify shareholders in writing at least 60 days prior to any change in the 80% policy described above.

Subject to the 80% policy described above, the Fund may invest up to 20% of its net assets in obligations of domestic and foreign issuers which are denominated in currencies other than the U.S. dollar and in obligations of issuers located in emerging countries denominated in any currency. The Fund may engage in credit default swaps as well as other types of derivative instruments, including financial futures contracts, options on futures contracts, currency swaps, mortgage swaps, total return swaps and interest rate swaps, and interest rate floors, caps and collars, for both speculative and hedging purposes and forward foreign currency exchange contracts for hedging purposes only. The Fund’s exposure to credit default swaps will not exceed 25% of the Fund’s total assets.

Credit Quality: Investment grade only. This means bonds that are rated in one of the top four long-term rating categories by at least one major rating agency or are believed by Robeco to be of comparable credit quality.

Duration: Average dollar weighted portfolio duration between three and seven years, but individual bonds may be of any duration. The Fund’s duration will generally be in a narrow range relative to the duration of its benchmark, the Lehman Brothers Aggregate Index.

Strategies: There are three principal factors in Robeco’s selection process — maturity allocation, sector allocation and individual security selection.

■	Robeco studies the relationship between bond yields and maturities under current market conditions and identifies maturities with high yields relative to the amount of risk involved.

■

Robeco uses qualitative and quantitative methods to identify bond sectors that it believes are undervalued or will outperform other sectors. Sectors include U.S. Treasury securities and U.S. government agency securities, as well as corporate, mortgage-backed and asset-backed securities.

■	After the Fund’s maturity and sector allocations are made, Robeco selects individual bonds within each sector. Robeco performs both fundamental and quantitative analyses, looking at:

•	Stable or improving issuer credit quality;

•	Market inefficiencies that cause individual bonds to have high relative values; and

•	Structural features of securities, such as callability, liquidity, and prepayment characteristics and expectations.

•	Robeco anticipates that the Fund’s strategy will result in active trading of the Fund’s portfolio securities and a high portfolio turnover rate.

4

Principal Risks

You could lose money on your investment in the Fund or the Fund could underperform other possible investments if any of the following occurs:

■	Interest rates rise, causing the bonds in the Fund’s portfolio to drop in value.

■

The issuer or guarantor of a bond owned by the Fund defaults on its payment obligations, becomes insolvent or has its credit rating downgraded. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit. The U.S. government gives no assurances that it will provide financial support to its agencies and authorities if it is not obligated by law to do so. Default in these issuers could negatively impact the Fund.

■

As a result of declining interest rates, the issuer of a bond exercises the right to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding bonds. This is known as call or prepayment risk.

■	As a result of declining interest rates, the Fund may be able to invest only in lower yielding bonds, decreasing the Fund’s yield. This is known as interest risk.

■

When interest rates are rising, the average life of a bond is generally extended because of slower than expected principal payments. This will lock in a below-market interest rate, increase the bond’s duration and reduce the value of the bond. This is known as extension risk.

■	Robeco’s judgments about the attractiveness, relative value or potential income of particular sectors or bonds proves to be wrong.

■

To the extent the Fund invests in bonds issued by foreign companies, the Fund may suffer losses or underperform compared to U.S. bond markets. The markets for foreign bonds may be smaller and less liquid than U.S. markets and less information about foreign companies may be available due to less rigorous accounting or disclosure standards. These risks are more pronounced to the extent the Fund invests in issuers in emerging market countries or significantly in one country.

■

To the extent the Fund has high portfolio turnover, it will generally incur additional transaction costs, which could detract from the Fund’s performance. The higher portfolio turnover rate may lead to the realization and distribution to shareholders of higher capital gains.

■

Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

■

Investment in emerging market securities involves greater risk than that associated with investment in foreign securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

■

Investments in derivative instruments including futures, options on futures, swaps, interest rate caps, floors and collars and foreign currency transactions involve additional risk of loss. The Fund may enter into derivative instruments for hedging purposes in order to: preserve a return or spread, protect against currency fluctuations, protect against adverse price movements, manage portfolio duration or manage the Fund’s credit exposures. Even so, loss can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, the failure of the counterparty to perform its contractual obligations, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques also involves the risk of loss if Robeco is incorrect in its expectation of fluctuations in securities prices, interest rates, currency prices or credit events. In addition, the Fund may invest in derivative instruments to seek to increase total return. Such investing is considered a speculative practice and presents even greater risk of loss.

There is a greater risk that the Fund will lose money due to prepayment and extension risks because the Fund may invest heavily in asset-backed and mortgage-related securities. Mortgage derivatives in the Fund’s portfolio may have especially volatile prices because of inherent severe sensitivity to the level of interest rates.

5

Risk/Return Information

The bar chart and table below illustrate the long-term performance of the Fund. No performance for Investor Class shares is provided because Investor Class shares of the Fund commenced operations on January 17, 2006 and do not have a long-term performance record. The performance for periods prior to April 29, 2005 represents the performance of the WPG Core Bond Fund (the “Predecessor Fund”). The Predecessor Fund began operations on September 11, 1985 as a separate portfolio of Weiss, Peck & Greer Funds Trust. On April 29, 2005, the Predecessor Fund was reorganized as a new portfolio of the Company. Prior to the reorganization, the Predecessor Fund offered only one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Institutional Class Shares of the Fund. Generally, the returns of different Classes of the same Fund will have substantially similar returns because the shares are invested in the same portfolio of securities and will differ only to the extent that the classes have different expenses.

The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. The year to date total return as of September 30, 2007 shown below represents the total returns of the Fund’s Institutional Class.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:            4.76% (quarter ended 9/30/2002)

Worst Quarter:      (2.65)% (quarter ended 6/30/2004)

As of September 30, 2007, the Fund’s year to date return was 3.86% and the 30-day yield was 4.83%. Call 1-888-261-4073 for current yields.

6

Average Annual Total Returns

The table below compares the Fund’s average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year, past five calendar years and past 10 calendar years to the average annual total returns of a broad-based securities market index for the same periods. Average annual total return information is not provided for Investor Class shares because Investor Class shares of the Fund commenced operations on January 17, 2006 and do not have a long-term performance record. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown for only the Institutional Class and will differ from the after-tax returns of the Investor and Retirement Classes. Annual returns reflected since inception will also differ according to the inception date for each class. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the one year, five year and 10 year periods compare with those of a broad measure of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future.

	Average Annual Total Returns (for the Periods Ended December 31, 2006)
	1 Year	5 Years	10 Years	Since Inception
Robeco WPG Core Bond Fund Institutional Class (Inception 9/11/85)
Return Before Taxes	3.52%	5.14%	6.21%	6.87%
Return After Taxes on Distributions	1.90%	3.80%	4.34%	4.44%
Return After Taxes on Distributions and Sales of Shares	2.26%	3.61%	4.16%	4.40%
Lehman Brothers Aggregate Index (reflects no deduction for fees, expenses or taxes)(1)	6.31%	5.45%	6.44%	7.99%

Retirement Class (Inception 9/1/05)
Returns Before Taxes	3.43%	N/A	N/A	1.98%
Lehman Brothers Aggregate Index (reflects no deduction for fees, expenses or taxes)(1)	6.31%	N/A	N/A	4.65%

(1)	The Lehman Brothers Aggregate Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate debt securities, mortgage pass-through securities, and asset-backed securities. The Index is unmanaged and cannot be invested in directly.

7

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table is based on expenses for the fiscal year ended August 31, 2007.

	Institutional Class		Investor Class		Retirement Class
Shareholder Fees (paid directly from your investment)
Maximum sales charge imposed on purchases	None		None		None
Maximum deferred sales charge	None		None		None
Maximum sales charge imposed on reinvested dividends	None		None		None
Redemption Fee	2.00	%(1)	2.00	%(1)	None
Exchange Fee	None		None		None

Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)
Management fees	0.45%		0.45%		0.45%
Service and Distribution (12b-1) fees	None		0.25%		None
Other Expenses (2)	0.38%		0.38%		0.49%

Total annual Fund operating expenses	0.83		1.08%		0.94%
Fee waivers/expense reimbursements (3)	(0.40%)		(0.40%)		(0.41%)

Net expenses	0.43%		0.68%		0.53%

*Shareholders	requesting redemptions by wire are also charged a transaction fee of $7.50. A $15.00 custodial maintenance fee is charged per IRA account per year.

(1)	To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed that have been held for 60 days or less. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.

(2)	Other expenses include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges.

(3)	Robeco has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Fund’s Total annual Fund operating expenses (other than brokerage commissions, extraordinary items, interest or taxes) exceeds 0.43%, 0.68% and 0.53% of the Fund’s average daily net assets for the Institutional, Investment and Retirement Classes, respectively, through December 31, 2011. Robeco may not recoup any of its waived investment advisory fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years**	10 Years**
Institutional Class	$44	$138	$334	$901
Investor Class	$69	$217	$470	$1,194
Retirement Class	$54	$169	$391	$1,028

**	The waiver and reimbursement arrangement agreed to by Robeco, if not extended, will terminate on December 31, 2011. Thus, the 5 Year and 10 Year examples reflect the waiver and reimbursement arrangement only for the first three years.

8

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS AND RISKS

This section provides some additional information about the Fund’s investments and certain portfolio management techniques that the Fund may use. More information about the Fund’s investments and portfolio management techniques, some of which entail risks, is included in the Statement of Additional Information (“SAI”).

Additional Information About the Fund’s Principal Investments and Risks

Derivative Contracts. The Fund may, but need not, use derivative contracts for any of the following purposes:

•	To seek to hedge against the possible adverse impact of changes in stock market prices, currency exchange rates or interest rates in the market value of its securities or securities to be bought;

•	As a substitute for buying or selling currencies or securities; or

•	To seek to enhance the Fund’s return in non-hedging situations.

Examples of derivative contracts include: futures and options on securities, securities indices or currencies; options on these futures; forward foreign currency contracts; and interest rate or currency swaps. A derivative contract will obligate or entitle the Fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities in that the counterparty may default on its payment obligations or become insolvent. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

Fixed Income Investments. The Fund may invest in all types of fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-backed securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by corporate and governmental issuers and may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features.

The credit quality of securities held in the Fund’s portfolio is determined at the time of investment. If a security is rated differently by multiple ratings organizations, the Fund treats the security as being rated in the higher rating category. The Fund may choose not to sell securities that are downgraded below the Fund’s minimum accepted credit rating after their purchase.

Mortgage-Backed Securities. Mortgage-backed securities may be issued by private companies or by agencies of the U.S. government. Mortgage-backed securities represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property.

Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgage or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only mortgage-backed securities are particularly subject to prepayment risk. The Fund may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates. Interest only instruments are particularly subject to extension risk, i.e. the risk that an issuer will exercise its right to pay later than expected. This may occur when there is a rise in interest rates. Mortgage derivatives and structured securities often employ features that have the effect of leverage. As a result, small changes in interest or prepayment rates may cause large and sudden price movements, especially compared to an investment in a security that is not leveraged. Mortgage derivatives can also become illiquid and hard to value in declining markets.

The Fund may also use mortgage dollar rolls to finance the purchase of additional investments. Dollar rolls expose the Fund to the risk that it will lose money if the additional investments do not produce enough income to cover the Fund’s dollar roll obligations. In addition, if the Adviser’s prepayment assumptions are incorrect, the Fund may have performed better had the Fund not entered into the mortgage dollar roll.

Other Investment Companies. The Fund may invest up to 10% of its total assets in the securities of other investment companies not affiliated with the Adviser, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company. Among other things, the Fund may invest in money market mutual funds for cash management purposes by “sweeping” excess

9

cash balances into such funds until the cash is invested or otherwise utilized. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Fund.

Portfolio Turnover. The Fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading may also increase transaction costs, which could detract from the Fund’s performance.

Securities Lending. The Fund may seek to increase its income by lending portfolio securities to institutions, such as certain broker-dealers. Portfolio securities loans are secured continuously by collateral maintained on a current basis at an amount at least equal to the market value of the securities loaned. The value of the securities loaned by the Fund will not exceed 33 1/3% of the value of the Fund’s total assets. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Foreign Securities. The Fund may invest in securities of foreign issuers that are traded or denominated in U.S. dollars (including equity securities of foreign issuers trading in U.S. markets) through American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) or International Depositary Receipts (“IDRs”).The Fund may also invest in securities denominated in foreign currencies. Investments in securities of foreign entities involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. Emerging market investments offer the potential for significant gains but also involve greater risks than investing in more developed countries. Political or economic instability, lack of market liquidity and governmental actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

Temporary Investments. The Fund may depart from its principal investment strategies in response to adverse market, economic, political or other conditions by taking temporary defensive positions (up to 100% of its assets) in all types of money market and short-term debt securities. If the Fund were to take a temporary defensive position, it may be unable for a time to achieve its investment objective.

Disclosure of Portfolio Holdings

The Fund’s complete portfolio holdings are publicly available on the Adviser’s website at www.robecoinvest.com as of each calendar quarter end (March 31, June 30, September 30 and December 31) 30 days following the quarter end. Any postings will remain available on the website at least until the Fund files with the SEC its semi-annual or annual shareholder report or quarterly portfolio holdings report that includes such period. A further description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

10

MANAGEMENT OF THE FUND

Investment Adviser

Robeco provides investment management and investment advisory services to investment companies and other institutional and proprietary accounts.

Subject to the general supervision of the Company’s Board of Directors, Robeco manages the Fund’s portfolio and is responsible for the selection and management of all portfolio investments of the Fund in accordance with the Fund’s investment objective and policies.

A discussion regarding the basis for the Company’s Board of Directors approval of the Fund’s investment advisory agreement with Robeco is available in the Fund’s annual report to shareholders dated August 31, 2007.

Robeco is located at 909 Third Avenue, 31st Floor, New York, New York 10022, and is a subsidiary of Robeco Groep N.V., a Dutch public limited liability company (“Robeco Groep”). Effective January 1, 2007, Weiss, Peck and Greer Investments (“WPG”), the former entity that provided investment advisory services to the Core Bond Fund, merged into and with Robeco USA, Inc., with Robeco USA, Inc. remaining as the surviving entity. All employees of WPG were employees of the surviving entity as of that date. In addition, effective January 1, 2007, Robeco USA, Inc., which had been doing business under the name Robeco Investment Management, officially changed its name to Robeco Investment Management, Inc. Founded in 1929, Robeco Groep is one of the world’s oldest asset management organizations. As of September 30, 2007, Robeco Groep, through its investment management subsidiaries, had approximately $209 billion in assets under management. Robeco has over 30 years experience as an investment adviser to institutional and individual clients.

Subject to the general supervision of the Company’s Board of Directors, Robeco manages the Fund’s portfolio and is responsible for the selection and management of all portfolio investments of the Fund in accordance with the Fund’s investment objective and policies.

A discussion regarding the basis for the Company’s Board of Directors’ approval of the Fund’s investment advisory agreement with Robeco is available in the Fund’s annual report to shareholders dated August 31, 2007.

Portfolio Managers

Robeco WPG Core Bond Fund

James Ramsay and Sid Bakst are the primary portfolio managers for the Fund.

Mr. Ramsay joined Robeco in 2007 as Co-Head of Robeco’s Fixed Income Group. As CIO-US Fixed Income, he is responsible for overseeing all aspects of fixed income management. Prior to joining the firm, Mr. Ramsay spent four years with Pacific Investment Management Company, LLC (“PIMCO”) where he was responsible for communicating all of PIMCO’s investment strategies and objectives to clients and consultants. Prior to joining PIMCO, Mr. Ramsay was associated with AIG/SunAmerica as a Senior Managing Director responsible for managing SunAmerica’s $60 billion investment grade domestic fixed income portfolio. Mr. Ramsay holds a B.S.B.A. degree in finance and banking from the University of Arkansas and FINRA licenses 7, 24, and 63. He is a member of the New York Society of Security Analysts, Inc., the CFA Institute and holds the Chartered Financial Analyst® designation. He has twenty-four years of investment experience. Mr. Bakst joined WPG in 1995. Since 1998, Mr. Bakst has served as the managing director of Robeco. He is involved in the day-to-day management of the Fund including the selection of specific issuers and determining attractive prices at which to execute individual transactions within the investment grade corporate bond sector. Mr. Bakst holds a B.S. degree in economics from the Wharton School, University of Pennsylvania and an M.M. degree in finance from the J.L. Kellogg Graduate School of Management, Northwestern University. Mr. Bakst has twenty-three years of industry experience, eighteen of which are investment related.

For the fiscal year ended August 31, 2007, the fund paid 0.05% (expressed as a percentage of average net assets) to Robeco for its services. Had fee waivers not been in place, the Fund would have paid 0.45%.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

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Marketing Arrangements

On July 20, 2005, Robeco USA L.L.C. entered into an agreement with Harbor Capital Advisors, Inc. (“Harbor”), an affiliate of the Adviser pursuant to which Harbor will market all classes of shares of the Core Bond Fund, including the Retirement Class shares, to institutional investors that utilize one or more of the investment strategies offered by Robeco USA L.L.C. For these services, Robeco, successor to Robeco, USA, L.L.C., will pay Harbor 0.10% of the net assets in the investor accounts. This fee will be calculated by Robeco on a monthly basis with the fee for each month calculated using an average of the value of the assets in investor accounts on the first business day of the month and the last business day of the month. The fee will be paid by Robeco to Harbor quarterly in arrears.

The Adviser, or its affiliates (“Adviser”) may pay additional compensation, out of profits derived from the Adviser’s management fee and not as an additional charge to the Fund, to certain financial institutions (which may include banks, securities dealers and other industry professionals) for the sale and/or distribution of Fund shares or the retention and/or servicing of Fund investors and Fund shares (“revenue sharing”). These payments are in addition to any distribution or servicing fees payable under a 12b-1 distribution and/or service plan of the Fund, any record keeping or sub-transfer agency fees payable by the Fund, or other fees described in the fee table or elsewhere in the Prospectus or SAI. Examples of “revenue sharing” payments include, but are not limited to, payment to financial institutions for “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, but not limited to, inclusion of the Fund on preferred or recommended sales lists, mutual fund “supermarket” platforms and other formal sales programs; granting the Adviser access to the financial institution’s sales force; granting the Adviser access to the financial institution’s conferences and meetings; assistance in training and educating the financial institution’s personnel; and obtaining other forms of marketing support. The level of revenue sharing payments made to financial institutions may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Fund attributable to the financial institution, or other factors as agreed to by the Adviser and the financial institution or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Adviser from time to time, may be substantial, and may be different for different financial institutions depending upon the services provided by the financial institution. Such payments may provide an incentive for the financial institution to make shares of the Fund available to its customers and may allow the Fund greater access to the financial institution’s customers.

12

Other Service Providers

The following chart shows the Fund’s service providers and includes their addresses and principal activities.

Shareholders

Distribution and Shareholder Services

Principal Underwriter

PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

Facilitates the distribution of shares and provides administrative services to beneficial shareholders of the Fund.

Transfer Agent and Dividend Disbursing Agent

PFPC Inc.
*301 Bellevue Parkway**
Wilmington, DE 19809

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy, sell and exchange requests.

**Do not use this address for purchases and redemptions. Please see "Purchase of Fund Shares" and "Redemption of Fund Shares" sections for further instructions.*

Asset Management

Investment Adviser

Manages the Fund's investment activities.

Custodian

Mellon Bank N.A.
135 Santilli Highway
Everett, MA 02149

Holds the Fund's assets, settles all portfolio trades and collects most of the valuation data required for calculating the Fund's net asset value.

Fund Operations

Administrator and Fund Accounting Agent

PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

Provides facilities, equipment and personnel to carry out administrative services related to the Fund and calculates the Fund's net asset value, dividends and distributions.

Board of Directors

Supervises the Fund's activities.

13

SHAREHOLDER INFORMATION

Pricing of Fund Shares

Shares of the Fund (“Shares”) are priced at their net asset value (“NAV”). The NAV per share of a Class of the Fund is calculated as follows:

Value of Assets Attributable to a Class
NAV = –	Value of Liabilities Attributable to the same Class

Number of Outstanding Shares of the Class

The Fund’s NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NYSE is generally open Monday through Friday, except national holidays. The Fund will effect purchases of Fund shares at the NAV next determined after receipt of your order or request in proper form. The Fund will effect redemptions of Fund shares at the NAV next calculated after receipt of your order in proper form.

The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price, except for the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”). Equity securities listed on NASDAQ will be valued at the official closing price. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. When prices are not available from such services or are deemed to be unreliable, securities may be valued by dealers who make markets in such securities. Foreign securities, currencies and other securities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar provided by a pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. If a Fund holds foreign equity securities, the calculation of the Fund’s NAV will not occur at the same time as the determination of the value of the foreign equities securities in the Fund’s portfolio, since these securities are traded on foreign exchanges.

If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before a Fund prices its shares. In such instances, a foreign security may be fair valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation involves the risk that the values used by a Fund to price its investments may be higher or lower than the values used by other investment companies and investors to price the same investments.

Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses).

Market Timing

In accordance with the policy adopted by the Company’s Board of Directors, the Company discourages market timing and other excessive trading practices. Purchases should be made with a view to longer-term investment only. Excessive short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by long-term shareholders. The Company and Robeco reserve the right to reject or restrict purchase requests from any investor. The Company and the Adviser will not be liable for any loss resulting from rejected purchase orders. To minimize harm to the Company and its shareholders (or Robeco), the Company (or Robeco) will exercise their right if, in the Company’s (or Robeco’s) judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Company or Robeco, has been or may be disruptive to a Fund. No waivers of the provisions of the policy established to detect and deter market timing and other excessive trading activity are permitted that would harm the Fund and its shareholders or would subordinate the interests of the Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.

To deter excessive shareholder trading, the Institutional and Investment Classes of the Fund generally charge a redemption fee of 2% on shares redeemed within 60 days of purchase. In addition, the Institutional and Investment Classes of the Fund generally limit the number of exchanges to six (6) times per year (one exchange per calendar

14

month). For further information on redemptions and exchanges, please see the sections titled “Shareholder Information — Redemption of Fund Shares” and “Shareholder Information — Exchange Privilege.”

Pursuant to the policy adopted by the Board of Directors, Robeco has developed criteria that it uses to identify trading activity that may be excessive. Robeco reviews on a regular, periodic basis available information related to the trading activity in a Fund in order to assess the likelihood that the Fund may be the target of excessive trading. As part of its excessive trading surveillance process, Robeco, on a periodic basis, examines transactions that exceed certain monetary thresholds or numerical limits within a period of time. If, in its judgment, Robeco detects excessive, short-term trading, Robeco may reject or restrict a purchase request and may further seek to close an investor’s account with the Fund. Robeco may modify its surveillance procedures and criteria from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. Robeco will apply the criteria in a manner that, in Robeco’s judgment, will be uniform. There is no assurance that Robeco will be able to identify market timers, particularly if they are investing through intermediaries.

If necessary, the Company may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in the Company. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Company. If a financial intermediary fails to enforce the Company’s excessive trading policies, the Company may take certain actions, including terminating the relationship.

Purchase of Fund Shares

With the exception of dividend reinvestments, new account requests, exchanges into the Fund and purchase orders for Fund shares will no longer be permissible in anticipation of the Fund’s scheduled liquidation on or about May 30, 2008.

Plan of Distribution for Investor Class Shares. The Board of Directors has approved a Distribution Agreement and adopted a separate Plan of Distribution for the Investor Class shares (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Distributor is entitled to receive from the Fund a distribution fee with respect to the Investor Class Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Fund. The actual amount of such compensation under the Plan is agreed upon by the Company’s Board of Directors and by the Distributor.

Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of Investor Class Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, sub accounting services or administrative services related to the sale of Investor Class Shares, all as set forth in the Fund’s 12b-1 Plan. Ongoing servicing and/or maintenance of the accounts of shareholders may include updating and mailing prospectuses and shareholder reports, responding to inquiries regarding shareholder accounts and acting as agent or intermediary between shareholders and the Fund or its service providers. The Distributor may delegate some or all of these functions to Service Organizations. See “Purchases Through Intermediaries” below. The Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Investor Class Shares the fee agreed to under the Distribution Agreement. Payments under the Plan are not tied exclusively to expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.

Eligible Investors. Retirement Class shares of the Fund are generally available to certain tax-deferred retirement plans, including 401(k) plans, employer sponsored 403(b) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, held in plan level or omnibus accounts. Retirement Class shares also are available to individual retirement account (IRA) rollovers from eligible retirement plans that offer the Fund’s Retirement Class shares as an investment option. Retirement Class shares generally are not available to retail non-retirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and most IRAS or retirement plans that are not subject to the Employee Retirement Income Security Act of 1974 (ERISA). Institutional and Investor Class Shares may be purchased in conjunction with IRAs and rollover IRAs where Mellon Bank, N.A. acts as custodian. A $15.00 custodial maintenance fee is charged per IRA account per year. For further information as to applications and annual fees, contact (888) 261-4073. To determine whether the benefits of an IRA are available and/or appropriate, you should consult with a tax advisor.

Retirement Class shares may not be available through certain investment dealers. Additional shares may be purchased through a plan’s administrator or record keeper.

15

Plan Participants. Participants in retirement plans generally must contact the plan’s administrator to purchase or redeem shares. Shareholder services may only be available to plan participants through a plan administrator. Plans may require separate applications and their policies and procedures may be different than those described in this Prospectus. Participants should contact their plan administrator for information regarding shareholder services pertaining to participants’ investments in the Fund. If the plan or a participant in the plan places an order through a plan administrator or broker-dealer properly authorized to accept orders as an agent of the Fund, the order may be processed at the net asset value per share next effective after receipt by that institution. If the after-hours trading authority of such agents is limited or restricted then the order may be processed at the net asset value per share next effective after receipt by the Fund.

Plan Sponsors and Administrators. Eligible retirement plans generally may purchase Retirement Class shares by contacting any investment firm or plan administrator authorized to sell the Fund’s shares. A retirement plan sponsor can obtain retirement plan applications from its investment firm or plan administrator or by calling the Fund at 1-888-261-4073. If the retirement plan invests in Retirement Class shares of the Fund through other financial intermediaries, additional conditions may apply to an investment in the Fund, and the financial intermediary may charge a transaction-based or other fee for its services. These conditions and fees are in addition to those imposed by the Fund and its affiliates. In addition, the options and services available to a retirement plan may be different from those discussed in this Prospectus. You should ask your investment professional or financial intermediary about its services and any applicable fees.

IRA Rollover Accounts. IRA rollover from eligible retirement plans that offer the Fund’s Retirement Class shares are eligible to purchase Retirement Class shares by contacting any investment firm authorized to sell the Fund’s shares. You can obtain an application from your investment firm or by calling the Fund at 1-888-261-4073. You may also open your Retirement Class shares account by completing an account application and sending it to the Fund’s transfer agent by mail. If a retirement plan invests in Retirement Class shares of the Fund through investment professionals or other financial intermediaries, additional conditions may apply, and the investment professional or financial intermediary may charge a transaction-based or other fee for their services. These conditions and fees are in addition to those imposed by the Fund and its affiliates. In addition, the options and services available to an IRA rollover account may be different from those discussed in this Prospectus. You should ask your investment professional or financial intermediary about its services and any applicable fees.

Purchases Through Intermediaries. Shares of the Fund may also be available through certain brokerage firms, financial institutions and other industry professionals (collectively, “Service Organizations”). Certain features of the Shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Shares are purchased directly from the Company. Therefore, you should contact the Service Organization acting on your behalf concerning the fees (if any) charged in connection with a purchase or redemption of Shares and should read this Prospectus in light of the terms governing your accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Company in accordance with their agreements with the Company or its agent and with clients or customers. Service Organizations or, if applicable, their designees that have entered into agreements with the Company or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Company’s pricing on the following Business Day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Company will be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts a purchase or redemption order in good order if the order is actually received by the Company in good order not later than the next business morning. If a purchase order is not received by the Fund in good order, PFPC Inc. (the “Transfer Agent”) will contact the financial intermediary to determine the status of the purchase order. Orders received by the Company in good order will be priced at the Fund’s NAV next computed after they are deemed to have been received by the Service Organization or its authorized designee.

The Company relies upon the integrity of Service Organizations to ensure that orders are timely and properly submitted. The Fund cannot assure you that a Service Organization properly submitted to it all purchase and redemption orders received from the Service Organization’s customers before the time for determination of the Fund’s NAV in order to obtain that day’s price.

For administration, subaccounting, transfer agency and/or other services, the Adviser may pay Service Organizations and certain recordkeeping organizations a fee (the “Service Fee”) of the average annual NAV of accounts with the Company maintained by such Service Organizations or recordkeepers. The Service Fee payable to any one Service

16

Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.

In anticipation of the Fund’s liquidation on or about May 30, 2008, the Fund’s shares are no longer offered for purchase, and are only available for dividend reinvestment.

General. You may also purchase Shares of each Fund at the NAV per share next calculated after your order is received by the Transfer Agent in proper form as described below. After an initial purchase is made, the Transfer Agent will set up an account for you on the Company records. The minimum initial investment and the minimum additional investment in the Institutional and Investor Class Shares is as follows:

	Initial Investment	Additional Investment
Institutional Class	$50,000	$5,000
Investor Class	$2,500	$100

The minimum initial and subsequent investment requirements may be reduced or waived from time to time. For purposes of meeting the minimum initial purchase, purchases by clients which are part of endowments, foundations or other related groups may be combined. You can only purchase Shares of each Fund on days the NYSE is open and through the means described below. Shares may be purchased by principals and employees of the Adviser and its subsidiaries and by their spouses and children either directly or through any trust that has the principal, employee, spouse or child as the primary beneficiaries, their individual retirement accounts, or any pension and profit-sharing plan of the Adviser and its subsidiaries without being subject to the minimum investment limitations.

Initial Investment By Mail. An account may be opened by completing and signing the application included with this Prospectus and mailing it to the Transfer Agent at the address noted below, together with a check payable to the Fund. Third party checks will not be accepted.

Regular Mail:	Overnight Mail:

Robeco WPG Core Bond Fund	Robeco WPG Core Bond Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9816	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427

The name of the Fund to be purchased should be designated on the application and should appear on the check. Payment for the purchase of Shares received by mail will be credited to a shareholder’s account at the NAV per share of the Fund next determined after receipt of payment in good order.

Initial Investment By Wire. Shares of the Fund may be purchased by wiring federal funds to PNC Bank, N.A. (see instructions below). A completed application must be forwarded to the Transfer Agent at the address noted above under “Initial Investment by Mail” in advance of the wire. For the Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. (Prior notification must also be received from investors with existing accounts.) Request account information and routing instructions by calling the Transfer Agent at (888) 261-4073. Funds should be wired to:

PNC Bank, N.A.

Philadelphia, Pennsylvania 19103

ABA # 0310-0005-3

Account # 86-1108-2507

F/B/O Robeco WPG Core Bond Fund

Ref. (Account Number)

Shareholder or Account Name

Federal funds wire purchases will be accepted only on days when the NYSE and PNC Bank, N.A. are open for business.

Additional Investments. Additional investments may be made at any time (minimum additional investment $5,000 for Institutional Class Shares; $100 for Investor Class Shares) by purchasing Shares of the Fund at the NAV per Share of the Fund by mailing a check to the Transfer Agent at the address noted under “Initial Investment by Mail” (payable to Robeco WPG Core Bond Fund) or by wiring monies to PNC Bank, N.A. as outlined under “Initial Investment by Wire.” For the Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. Initial and additional purchases made by check cannot be redeemed until payment of the purchase has been collected. This may take up to 15 calendar days from the date of purchase.

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Automatic Investment Plan. Additional investments in Shares of the Fund may be made automatically by authorizing the Transfer Agent to withdraw funds from your bank account through an Automatic Investment Plan (Institutional Class $50 minimum/Investor Class $100/Retirement Class $100). Investors desiring to participate in an Automatic Investment Plan should call the Transfer Agent at (888) 261-4073.

Other Purchase Information. The Company reserves the right, in its sole discretion, to suspend the offering of Shares or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Fund. Subject to Board of Directors’ discretion, the Adviser will monitor the Fund’s total assets and may decide to close the Fund at any time to new investments or to new accounts due to concerns that a significant increase in the size of the Fund may adversely affect the implementation of the Fund’s strategy. Subject to Board of Directors’ discretion, the Adviser may also choose to reopen a closed Fund to new investments at any time, and may subsequently close such Fund again should concerns regarding the Fund’s size recur. If the Fund closes to new investments, generally the closed Fund would be offered only to certain existing shareholders of the Fund and certain other persons, who are generally subject to cumulative, maximum purchase amounts, as follows:

a.	Persons who already hold Shares of the closed Fund directly or through accounts maintained by brokers by arrangement with the Company,

b.	Existing and future clients of financial advisers and planners whose clients already hold Shares of the closed Fund,

c.	Employees of the Adviser and their spouses, parents and children, and

d.	Directors of the Company.

Other persons who are shareholders of other Robeco Funds are not permitted to acquire Shares of the closed Fund by exchange. Distributions to all shareholders of the closed Fund will continue to be reinvested unless a shareholder elects otherwise. The Adviser, subject to the Board of Directors’ discretion, reserves the right to implement other purchase limitations at the time of closing, including limitations on current shareholders.

Purchases of the Fund’s Shares will be made in full and fractional shares of the Fund calculated to three decimal places.

The Company’s officers are authorized to waive the minimum initial and subsequent investment requirements.

Good Order. You must include complete and accurate required information on your purchase request. Please see “Purchase of Fund Shares” for instructions. Purchase requests not in good order may be rejected.

Customer Identification Program. Federal law requires the Company to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Company. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Company reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in a Company portfolio or to involuntarily redeem an investor’s Shares and close an account in the event that an investor’s identity is not verified. The Company and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s Shares when an investor’s identity cannot be verified.

Redemption of Fund Shares

Normally, your investment firm will send your request to redeem Shares to the Fund’s transfer agent. Consult your investment professional for more information. You can redeem some or all of your Fund Shares directly through the Fund only if the account is registered in your name. All IRA shareholders must complete an IRA withdrawal form to redeem shares from their IRA account.

You may redeem Shares of the Fund at the next NAV calculated after a redemption request is received by the Transfer Agent in proper form. You can only redeem Shares on days the NYSE is open and through the means described below. You may redeem Shares of each Fund by mail, or, if you are authorized, by telephone (excluding retirement accounts where Mellon Bank N.A. acts as custodian). The value of Shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by a Fund. There is generally no charge for a redemption. However, with the exception of defined contribution plans, if a shareholder of the Fund redeems Institutional or Investor Class Shares held for less than 60 days, a transaction fee of 2% of the NAV of the Shares redeemed at the time of redemption will be charged.

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This additional transaction fee is paid to the Fund, NOT to the Adviser, Distributor or Transfer Agent. It is NOT a sales charge or a contingent deferred sales charge. The fee does not apply to defined contribution plans or to redeemed Shares that were purchased through reinvested dividends or capital gain distributions. The additional transaction fee is intended to limit short-term trading in each Fund or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. These costs include: (i) brokerage costs; (ii) market impact costs — i.e., the decrease in market prices which may result when a Fund sells certain securities in order to raise cash to meet the redemption request; (iii) the realization of capital gains by the other shareholders in the Fund; and (iv) the effect of the “bid-ask” spread in the over-the-counter market. The transaction fee represents the Fund’s estimate of the brokerage and other transaction costs which may be incurred by the Fund in disposing of stocks in which the Fund may invest. Without the additional transaction fee, the Fund would generally be selling its shares at a price less than the cost to the Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Fund. With the additional transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions. The Fund reserves the right, at their discretion, to waive, modify or terminate the additional transaction fee. The Fund will use the first-in, first-out method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of Shares held in your account. The short-term redemption fee will be assessed on the net asset value of those Shares calculated at the time the redemption is effected.

Redemption By Mail. Your redemption requests should be addressed to Robeco WPG Core Bond Fund, c/o PFPC Inc., P.O. Box 9816, Providence, RI 02940; for overnight delivery, requests should be addressed to Robeco WPG Core Bond Fund, c/o PFPC Inc., 101 Sabin Street, Pawtucket, RI 02860-1427 and must include:

a.	Name of the Fund;

b.	Account number;

c.	Your Share certificates, if any, properly endorsed or with proper powers of attorney;

d.	A letter of instruction specifying the number of Shares or dollar amount to be redeemed, signed by all registered owners of the Shares in the exact names in which they are registered;

e.	Medallion signature guarantees are required when (i) the redemption proceeds are to be sent to someone other than the registered shareholder(s) or (ii) the redemption request is for $10,000 or more. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a Medallion Program recognized by the Securities Transfer Association. The three recognized Medallion Programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Program (MSP). Signature guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable; and

f.	Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

Redemption By Telephone. In order to request a telephone redemption, you must have returned your account application containing a telephone election. To add a telephone redemption option to an existing account, contact the Transfer Agent by calling (888) 261-4073. Please note that IRA accounts are not eligible for telephone redemptions.

Once you are authorized to utilize the telephone redemption option, a redemption of Shares may be requested by calling the Transfer Agent at (888) 261-4073 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. A wire charge of $7.50 is assessed and charged to the shareholder. If the telephone redemption option or the telephone exchange option is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent’s records of such instructions are binding and shareholders, not the Company or the Transfer Agent, bear the risk of loss in the event of unauthorized instructions reasonably believed by the Company or the Transfer Agent to be genuine. The Company and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Company and the Transfer Agent in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

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Systematic Withdrawal Plan. If your account has a value of at least $10,000, you may establish a Systematic Withdrawal Plan and receive regular periodic payments. A request to establish a Systematic Withdrawal Plan must be submitted in writing to the Transfer Agent at P.O. Box 9816, Providence, RI 02940. Each withdrawal redemption will be processed on or about the 25th of the month and mailed as soon as possible thereafter. There are no service charges for maintenance; the minimum amount that you may withdraw each period is $50. (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at NAV. To provide funds for payment, Shares will be redeemed in such amounts as are necessary at the redemption price. The systematic withdrawal of Shares may reduce or possibly exhaust the Shares in your account, particularly in the event of a market decline. As with other redemptions, a systematic withdrawal payment is a sale for federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the plan in effect and, while a Systematic Withdrawal Plan is in effect, you may not make periodic investments under the Automatic Investment Plan. You will receive a confirmation of each transaction and the Share and cash balance remaining in your plan. The plan may be terminated on written notice by the shareholder or by a Fund and will terminate automatically if all Shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Fund’s transfer agent at least ten Business Days prior to the end of the month preceding a scheduled payment.

Involuntary Redemption. The Fund reserves the right to redeem a shareholder’s account in the Fund at any time the value of the account in such Fund falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account in the Fund is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed. The transaction fee applicable to the Fund will not be charged when Shares are involuntarily redeemed.

Other Redemption Information. Redemption proceeds for Shares of the Fund recently purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option.

Other than as described above, payment of the redemption proceeds will be made within seven days after receipt of an order for a redemption. The Company may suspend the right of redemption or postpone the date at times when the NYSE is closed or under any emergency circumstances as determined by the SEC.

If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by the Fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in the payment of redemptions. The Company has elected, however, to be governed by Rule 18f-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), so that the Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder of the Fund.

Proper Form. You must include complete and accurate required information on your redemption request. Redemption requests not in proper form may be delayed.

Exchange Privilege

In anticipation of the Fund’s liquidation and termination approved by the Board of Directors of The RBB Fund, Inc. on March 26, 2008, exchanges into the Fund are no longer permitted. Exchange privilege out of the Fund is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Institutional Class Shares of the Fund for Institutional Class Shares of another Robeco Investment Fund or Sustainable Asset Management (“SAM”) Fund. Likewise, a shareholder may exchange Investor Class Shares of the Fund for Investor Class Shares of another Robeco Investment Fund or SAM Fund. Retirement Class shares do not have exchange privileges. Such exchanges will be effected at the NAV of the exchanged Shares and the NAV of the Shares to be acquired next determined after PFPC’s receipt of a request for an exchange.

An exchange of Shares will be treated as a sale for federal income tax purposes. A shareholder may make an exchange by sending a written request to the Transfer Agent or, if authorized, by telephone (see “Redemption by Telephone” above). If the exchanging shareholder does not currently own Shares of the Fund being exchanged into, a new

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account will be established with the same registration, dividend and capital gain options as the account from which Shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. See “Redemption by Mail” for information on signature guarantees.

If a shareholder wants to exchange shares into a new account in a Fund, the dollar value of the shares acquired must equal or exceed the Fund’s minimum investment requirement for a new account. If a shareholder wants to exchange shares into an existing account, the dollar value of the shares must equal or exceed the Fund’s minimum investment requirement for additional investments. If an amount remains in the Fund from which the exchange is being made that is below the minimum account value required, the account will be subject to involuntary redemption.

The Fund reserves the right to reject any purchase request that is deemed to be disruptive to efficient portfolio management.

Dividends and Distributions

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the Fund unless a shareholder elects otherwise.

The Fund will declare dividends from net investment income daily and pay such dividends monthly. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Fund at least annually. The estimated amount of any annual distribution will be posted to Robeco’s website at www.robecoinvest.com or a free copy may be obtained by calling (888) 261-4073.

The Fund may pay additional distributions and dividends at other times if necessary for the Fund to avoid U.S. federal tax. The Fund’s distributions and dividends, whether received in cash or reinvested in additional Fund Shares, are subject to U.S. federal income tax.

Taxes

The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Federal Taxes. Each Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as otherwise discussed below, you will be subject to federal income tax on Fund distributions regardless whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.

Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, no matter how long you have owned your Fund shares. The maximum long-term capital gain rate applicable to individuals, estates, and trusts is currently 15%. You will be notified annually of the tax status of distributions to you.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations. In addition, the Fund does not expect to pay dividends eligible for this treatment because it will generally invest in debt instruments and not in shares of stock on which dividend income will be received.

Distributions from a Fund will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

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A portion of distributions paid by a Fund to shareholders that are corporations may also qualify for the dividends received deduction for corporations, subject to certain holding period requirements and debt financing limitations.

If you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as “buying into a dividend.”

Sales and Exchanges. You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them. (To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Backup Withholding. The Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current withholding rate is 28%.

U.S. Tax Treatment of Foreign shareholders. Nonresident aliens, foreign corporations and other foreign investors in the Funds will generally be exempt from U.S. federal income tax on Fund distributions attributable to net capital gains and, for distributions attributable to the Fund’s current taxable year ending on August 31, 2008, net short-term capital gains of the Fund. Tax may apply to such capital gain distributions, however, if the recipient’s investment in the Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

Fund distributions attributable to other categories of Fund income, such as dividends from portfolio companies, will generally be subject to a 30% withholding tax when paid to foreign shareholders. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits. Also, for the Funds’ taxable year ending on August 31, 2008, Fund distributions attributable to U.S.-source interest income of the Fund will be exempt from U.S. federal income tax for foreign investors, but they may need to file a federal income tax return to obtain a refund of any withholding taxes.

In subsequent taxable years, the exemption of foreign investors from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and short-term capital gains will be unavailable, but distributions attributable to long-term capital gains will continue to be exempt.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Fund.

State and Local Taxes. You may also be subject to state and local taxes on income and gain from Fund shares. State income taxes may not apply, however, to the portions of the Fund’s distributions, if any, that are attributable to interest on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Sunset of Tax Provisions. Some of the tax provisions described above are subject to sunset provisions. Specifically, a sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at the long-term capital gain rate will change after 2010.

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More information about taxes is contained in the SAI.

Shareholder Services Plan

The Board of Directors of the Company has adopted a Shareholder Services Plan (the “Plan”) for the Fund’s Institutional and Retirement Class Shares authorizing the Fund to pay securities dealers, plan administrators or other service organizations (“Service Organizations”) who agree to provide certain shareholder and administrative services to plans or plan participants holding Institutional or Retirement Class Shares of the Fund a service fee at an annual rate of up to 0.10% of the average daily net asset value of Shares beneficially owned by such plan participants. The services provided under the Plan include acting as a shareholder of record, processing purchase and redemption orders, maintaining participant account records and answering participant questions regarding the Fund. Please find more information on Service Organizations under the section entitled “Purchase of Fund Shares — Purchases through Intermediaries” in this Prospectus.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND’S SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

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FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information of the Fund (including the Predecessor Fund for periods prior to April 29, 2005) for the periods indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. The information for the fiscal year ended August 31, 2007 has been derived from the Fund’s financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2007 and is available at no cost upon request (see back cover for ordering instructions). The information for the period January 1, 2005 through August 31, 2005 and the fiscal year ended August 31, 2006 has been audited by PricewaterhouseCoopers LLP, the Fund’s former independent registered public accounting firm, whose report is included in the Fund’s annual report for the fiscal year ended August 31, 2006, which is incorporated by reference into the Statement of Additional Information (“SAI”). The information for the years ended December 31, 2002, 2003 and 2004 was audited by the Predecessor Fund’s former independent registered public accounting firm.

	For the Year Ended August 31, 2007		For the Year Ended August 31, 2006		For the Period January 1, 2005 to August 31, 2005		For the Year Ended December 31, 2004		For the Year Ended December 31, 2003	For the Year Ended December 31, 2002	For the Year Ended August 31, 2007		For the Year Ended August 31, 2006		For the Year Ended August 31, 2007		For the Year Ended August 31, 2006
	Institutional Class										Investor Class(1)				Retirement Class(2)
Per Share Operating Performance
Net Asset Value, beginning of period	$10.50		$10.84		$10.81		$10.66		$10.44	$9.80	$10.50		$10.69		$10.50		$10.86

Net investment Income	0.50	*	0.45	*	0.25		0.31		0.30	0.40	0.47	*	0.28	*	0.49	*	0.44	*
Net realized capital and unrealized gain/(loss) on investments	—		(0.34)		0.03		0.15		0.22	0.64	—		(0.19)		—		(0.36)

Dividends to Shareholders From:
Net investment income	(0.50)		(0.45)		(0.25)		(0.31)		(0.30)	(0.40)	(0.47)		(0.28)		(0.49)		(0.44)

Total dividends and distributions to shareholders	(0.50)		(0.45)		(0.25)		(0.31)		(0.30)	(0.40)	(0.47)		(0.28)		(0.49)		(0.44)

Net Asset Value, end of period	$10.50		$10.50		$10.84		$10.81		$10.66	$10.44	$10.50		$10.50		$10.50		$10.50

Total investment return(4)	4.84%		1.11%		2.65%		4.38%		5.04%	10.87%	4.58%		0.84%		4.73%		0.84%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$109,755		$178,491		$161,761		$144,349		$145,818	$105,261	$21		$20		$21		$20
Ratio of expenses to average net assets	0.43%		0.43	%(3)	0.43	%(3),(5)	0.43%		0.45%	0.50%	0.68%		0.66	%(3),(5)	0.53%		0.50	%(3),(5)
Ratio of expenses to average net assets without waivers and reimbursements (including dividend expense)	0.83%		0.79%		0.75	%(4),(5)	0.71%		0.75%	0.83%	1.08%		1.04	%(5)	0.94%		0.86	%(5)
Ratio of net investment income to average net assets	4.72%		4.29%		3.52	%(4),(5)	2.90%		2.81%	4.02%	4.49%		4.23	%(5)	4.63%		4.21	%(5)
Portfolio turnover rate	448.33	%(6)	626.69	%(6)	602.95	%(6)	805.80	%(6)	561.80%	539.20%	448.33	%(6)	626.69	%(6)	448.33	%(6)	626.69	%(6)

*	Calculated based on average shares outstanding for the period.

(1)	Investor Class Commenced Operations on January 17, 2006

(2)	Retirement Class Commenced operations on September 1, 2005

(3)	Excludes the effects of fees paid indirectly. Had such offsets been included, the ratio would not differ.

(4)	Total return is calculated assuming a purchase of shares on the first date and a sale of shares on the last day of each period reports and includes reinvestment of dividends and distributions, if any.

(5)	Annualized.

(6)	The portfolio turnover rates excluding mortgage dollar roll transactions were 301.04%, 295.59% and 295.21% for the years or periods ended August 31, 2007, August 31, 2006, and August 31, 2005, respectively.

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ROBECO INVESTMENT FUNDS

of

The RBB Fund, Inc.

(888) 261-4073

http://www.robecoinvest.com

For More Information:

This Prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Robeco Investment Funds is available free of charge, upon request, including:

Annual/Semi–Annual Reports

These reports contain additional information about the Fund’s investments, describes the Fund’s performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies that significantly affected the Fund’s performance during its last fiscal year. The annual and semi–annual reports to shareholders may be obtained by visiting http://www.robecoinvest.com.

Statement of Additional Information

An SAI, dated December 31, 2007 has been filed with the SEC. The SAI, which includes additional information about the Robeco Investment Funds, may be obtained free of charge, along with the annual and semi–annual reports, by calling (888) 261-4073. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus (and is legally part of the Prospectus).

The SAI is not available on the Adviser’s website because a copy may be obtained by calling (888) 261-4073.

Shareholder Inquiries

Representatives are available to discuss account balance information, mutual fund prospectuses, literature programs and services available. Hours: 8 a.m. to 6 p.m. (Eastern time) Monday–Friday. Call: (888) 261-4073 or visit the website of Robeco Investment Management at http: www.robecoinvest.com.

Purchases and Redemptions

Call (888) 261-4073.

Written Correspondence

Street Address:

Robeco Investment Funds, c/o PFPC Inc., 101 Sabin Street, Pawtucket, Rl 02860-1427

P.O. Box Address:

Robeco Investment Funds, c/o PFPC Inc., P.O. Box 9816, Providence, Rl 02940

Securities and Exchange Commission

You may also view and copy information about the Company and the Fund, including the SAI, by visiting the SEC’s Public Reference Room in Washington, DC or the EDGAR Database on the SEC’s Internet site at www.sec.gov. You may also obtain copies of Fund documents by paying a duplicating fee and sending an electronic request to the following e-mail address: publicinfo@sec.gov, or by sending your written request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-0102. You may obtain information on the operation of the public reference room by calling the SEC at (202) 551-8090.

INVESTMENT COMPANY ACT FILE NO. 811–05518